United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2006

                   Date of reporting period: July 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 58.91%

CONSUMER DISCRETIONARY - 5.57%

   AUTO COMPONENTS - 0.18%
      Magna International, Inc. + ............           22,000   $        1,617
                                                                  --------------

   HOTELS, RESTAURANTS & LEISURE - 0.89%
      Carnival Corp. .........................           83,600            3,257
      Harrah's Entertainment, Inc. ...........           37,100            2,230
      McDonald's Corp. .......................           24,600              871
      Yum! Brands, Inc. ......................           31,500            1,417
                                                                  --------------
                                                                           7,775
                                                                  --------------

   HOUSEHOLD DURABLES - 1.74%
      Centex Corp. + .........................          136,400            6,453
      Fortune Brands, Inc. + .................           32,700            2,371
      Koninklijke (Royal) Philips Electronics
         NV ..................................           56,531            1,862
      Newell Rubbermaid, Inc. + ..............           50,900            1,342
      Pulte Homes, Inc. + ....................          110,700            3,155
                                                                  --------------
                                                                          15,183
                                                                  --------------

   LEISURE EQUIPMENT & PRODUCTS - 0.36%
      Eastman Kodak Co. + ....................           56,100            1,248
      Mattel, Inc. ...........................          105,200            1,898
                                                                  --------------
                                                                           3,146
                                                                  --------------

   MEDIA - 0.68%
      CBS Corp. + ............................           55,500            1,522
      The Interpublic Group of Companies,
         Inc. @@ + ...........................          263,500            2,158
      The Walt Disney Company Ltd. ...........           75,500            2,242
                                                                  --------------
                                                                           5,922
                                                                  --------------

   MULTILINE RETAIL - 0.85%
      Federated Department Stores, Inc. ......          104,554            3,671
      Target Corp. ...........................           48,700            2,236
      Wal-Mart Stores, Inc. ..................           34,600            1,540
                                                                  --------------
                                                                           7,447
                                                                  --------------

   SPECIALTY RETAIL - 0.69%
      The Home Depot, Inc. ...................          174,700            6,064
                                                                  --------------

   TEXTILES & APPAREL - 0.18%
      Liz Claiborne, Inc. + ..................           43,400            1,534
                                                                  --------------
   TOTAL CONSUMER DISCRETIONARY                                           48,688
                                                                  --------------

CONSUMER STAPLES - 4.79%

   BEVERAGES - 0.60%
      Anheuser-Busch Companies, Inc. .........           33,400            1,608
      Diageo plc, ADR ........................           52,100            3,664
                                                                  --------------
                                                                           5,272
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   FOOD & DRUG RETAILING - 0.39%
      Safeway, Inc. ..........................          119,500   $        3,356
                                                                  --------------

   FOOD PRODUCTS - 1.28%
      ConAgra Foods, Inc. ....................          163,700            3,520
      General Mills, Inc. ....................           33,300            1,728
      Kraft Foods, Inc. + ....................           30,500              988
      Sara Lee Corp. .........................           82,600            1,396
      Unilever plc, ADR ......................          149,580            3,573
                                                                  --------------
                                                                          11,205
                                                                  --------------

   TOBACCO - 2.52%
      Altria Group, Inc. .....................          125,900           10,068
      Gallaher Group plc, ADR ................           33,400            2,214
      Imperial Tobacco Group plc, ADR + ......           98,100            6,401
      UST, Inc. + ............................           65,100            3,291
                                                                  --------------
                                                                          21,974
                                                                  --------------
   TOTAL CONSUMER STAPLES                                                 41,807
                                                                  --------------

ENERGY - 5.08%

   OIL & GAS - 5.08%
      BP plc, ADR ............................           17,080            1,239
      Chevron Corp. ..........................           77,728            5,113
      ConocoPhillips .........................          211,776           14,536
      Devon Energy Corp. .....................           88,000            5,688
      Duke Energy Corp. @@ ...................          182,700            5,540
      Kerr-McGee Corp. .......................           40,952            2,875
      Occidental Petroleum Corp. .............           70,700            7,618
      Petro-Canada ...........................           39,400            1,763
                                                                  --------------
   TOTAL ENERGY                                                           44,372
                                                                  --------------

FINANCIALS - 16.91%

   BANKS - 5.20%
      Bank of America Corp. ..................          358,096           18,453
      Comerica, Inc. .........................           31,100            1,821
      First Horizon National Corp. + .........           21,800              913
      KeyCorp ................................           63,700            2,351
      U.S. Bancorp ...........................          111,260            3,560
      UnionBanCal Corp. ......................           11,700              723
      Wachovia Corp. .........................           66,900            3,588
      Washington Mutual, Inc. + ..............          194,000            8,672
      Wells Fargo & Co. ......................           74,100            5,360
                                                                  --------------
                                                                          45,441
                                                                  --------------

   DIVERSIFIED FINANCIALS - 5.96%
      The Bear Stearns Cos, Inc. .............           24,300            3,447
      Capital One Financial Corp. ............           47,600            3,682
      Citigroup, Inc. ........................          266,742           12,886
      Federal Home Loan Mortgage Corp. .......           89,900            5,202
      Federal National Mortgage Association ..           45,000            2,156

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      The Goldman Sachs Group, Inc. ..........           19,600   $        2,994
      JP Morgan Chase & Co. ..................          250,734           11,438
      Merrill Lynch & Co., Inc. ..............           43,500            3,168
      Morgan Stanley Dean Witter & Co. .......           58,400            3,884
      SLM Corp. ..............................           64,000            3,219
                                                                  --------------
                                                                          52,076
                                                                  --------------

   INSURANCE - 5.52%
      ACE Ltd. ...............................           73,700            3,798
      The Allstate Corp. .....................           91,400            5,193
      American International Group, Inc. .....           34,800            2,111
      AON Corp. ..............................           29,000              993
      Assurant, Inc. .........................           31,700            1,527
      Conseco, Inc. @@ + .....................           71,400            1,628
      Genworth Financial, Inc. ...............          143,300            4,915
      The Hartford Financial Services Group,
         Inc. ................................           18,400            1,561
      MetLife, Inc. ..........................          166,680            8,667
      MGIC Investment Corp. ..................           44,100            2,510
      Prudential Financial, Inc. .............           28,000            2,202
      The St. Paul Travelers Companies,
         Inc. ................................          181,500            8,313
      XL Capital Ltd. ........................           75,800            4,828
                                                                  --------------
                                                                          48,246
                                                                  --------------
   REAL ESTATE - 0.23%
      The St. Joe Co. + ......................           43,500            1,953
                                                                  --------------
   TOTAL FINANCIALS                                                      147,716
                                                                  --------------

HEALTH CARE - 5.45%

   HEALTH CARE EQUIPMENT & SUPPLIES - 0.44%
      Baxter International, Inc. .............           91,300            3,835
                                                                  --------------

   HEALTH CARE PROVIDERS & SERVICES - 1.86%
      Cigna Corp. ............................           29,200            2,664
      HCA, Inc. ..............................          116,800            5,742
      Tenet Healthcare Corp. @@ ..............          223,200            1,321
      UnitedHealth Group, Inc. ...............           23,600            1,129
      WellPoint, Inc. @@ .....................           72,600            5,409
                                                                  --------------
                                                                          16,265
                                                                  --------------

   PHARMACEUTICALS - 3.15%
      Bristol-Myers Squibb Co. ...............          305,500            7,323
      Eli Lilly & Co. ........................            9,500              539
      Johnson & Johnson ......................           21,000            1,314
      Merck & Co., Inc. ......................          120,100            4,836
      Pfizer, Inc. ...........................          347,400            9,029
      Schering-Plough Corp. ..................           87,000            1,778
      Wyeth ..................................           55,600            2,695
                                                                  --------------
                                                                          27,514
                                                                  --------------
   TOTAL HEALTH CARE                                                      47,614
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
INDUSTRIALS - 8.27%

   AEROSPACE & DEFENSE - 2.05%
      The Boeing Co. .........................           45,300   $        3,507
      Lockheed Martin Corp. ..................           62,900            5,012
      Northrop Grumman Corp. .................           28,900            1,913
      Raytheon Co. ...........................          104,300            4,701
      United Technologies Corp. ..............           44,300            2,755
                                                                  --------------
                                                                          17,888
                                                                  --------------

   AIR FREIGHT & COURIERS - 0.07%
      FedEx Corp. ............................            5,900              618
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES - 1.02%
      Cendant Corp. ..........................          246,300            3,697
      Mastercard, Inc. @@ + ..................           56,400            2,587
      PHH Corp. @@ ...........................            3,925               98
      Waste Management, Inc. .................           73,607            2,531
                                                                  --------------
                                                                           8,913
                                                                  --------------
   ELECTRICAL EQUIPMENT - 0.27%
      American Power Conversion Corp. ........          141,500            2,388
                                                                  --------------

   INDUSTRIAL CONGLOMERATES - 2.73%
      3M Co. .................................           50,400            3,548
      General Electric Co. ...................          166,200            5,433
      Honeywell International, Inc. ..........           78,800            3,050
      Textron, Inc. ..........................           30,500            2,742
      Tyco International Ltd. ................          347,501            9,066
                                                                  --------------
                                                                          23,839
                                                                  --------------

   MACHINERY - 1.70%
      Caterpillar, Inc. ......................           50,300            3,565
      Flowserve Corp. @@ .....................           63,500            3,289
      Illinois Tool Works, Inc. ..............          110,100            5,035
      ITT Industries, Inc. ...................           58,800            2,972
                                                                  --------------
                                                                          14,861
                                                                  --------------

   TRANSPORTATION INFRASTRUCTURE - 0.43%
      Burlington Northern Santa Fe Corp. .....           54,400            3,749
                                                                  --------------
   TOTAL INDUSTRIALS                                                      72,256
                                                                  --------------

INFORMATION TECHNOLOGY - 4.85%

   COMMUNICATIONS EQUIPMENT - 0.82%
      Nokia Corp., ADR .......................          362,700            7,199
                                                                  --------------

   COMPUTERS & PERIPHERALS - 1.32%
      Hewlett-Packard Co. ....................          187,700            5,990
      International Business Machines Corp. ..           71,700            5,550
                                                                  --------------
                                                                          11,540
                                                                  --------------

   IT CONSULTING & SERVICES - 1.19%
      Computer Sciences Corp. @@ + ...........           38,300            2,007

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Electronic Data Systems Corp. ..........          350,300   $        8,372
                                                                  --------------
                                                                          10,379
                                                                  --------------

   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.17%
      Intel Corp. ............................           81,600            1,469
                                                                  --------------

   SOFTWARE - 1.35%
      CA, Inc. ...............................          400,203            8,388
      Microsoft Corp. ........................          141,300            3,396
                                                                  --------------
                                                                          11,784
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                           42,371
                                                                  --------------

MATERIALS - 2.82%

   CHEMICALS - 1.67%
      Air Products & Chemicals, Inc. .........           26,300            1,681
      Dow Chemical Co. .......................           34,900            1,207
      E. I. du Pont de Nemours & Co. .........           45,300            1,797
      Eastman Chemical Co. + .................           31,100            1,544
      Lyondell Chemical Co. ..................          137,200            3,056
      The Mosaic Co. @@ + ....................          231,700            3,635
      PPG Industries, Inc. ...................           26,100            1,606
      Tronox, Inc. ...........................            4,128               54
                                                                  --------------
                                                                          14,580
                                                                  --------------

   METALS & MINING - 0.61%
      Alcoa, Inc. ............................          176,596            5,289
                                                                  --------------

   PAPER & FOREST PRODUCTS - 0.54%
      International Paper Co. ................           40,800            1,401
      Sappi Ltd., ADR + ......................          103,300            1,453
      Weyerhaeuser Co. .......................           31,900            1,871
                                                                  --------------
                                                                           4,725
                                                                  --------------
   TOTAL MATERIALS                                                        24,594
                                                                  --------------

TELECOMMUNICATION SERVICES - 2.03%

   DIVERSIFIED TELECOMMUNICATION - 2.03%
      Alltel Corp. ...........................           12,700              701
      AT&T, Inc. + ...........................           97,000            2,909
      BellSouth Corp. ........................          147,400            5,774
      Verizon Communications, Inc. ...........          247,028            8,354
                                                                  --------------
   TOTAL TELECOMMUNICATION SERVICES                                       17,738
                                                                  --------------

UTILITIES - 3.14%

   ELECTRIC UTILITIES - 3.14%
      CenterPoint Energy, Inc. + .............          137,300            1,887
      Dominion Resources, Inc. ...............           22,900            1,797
      DTE Energy Co. + .......................           54,800            2,319
      Entergy Corp. ..........................           79,300            6,114
      Exelon Corp. ...........................           81,100            4,696
      FPL Group, Inc. ........................          131,500            5,673

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Public Service Enterprise Group,
         Inc. ................................           72,600   $        4,895
                                                                  --------------
   TOTAL UTILITIES                                                        27,381
                                                                  --------------
   TOTAL COMMON STOCKS                                                   514,537
                                                                  --------------

                                                       PAR
                                                     AMOUNT
                                                 --------------
CORPORATE OBLIGATIONS - 7.42%

   BANKS - 0.75%
      Banco Popular North America, Inc., 4.25%
         Due 4/1/2008 ........................   $          500              488
      Bank of America Corp., 3.375%,
         Due 2/17/2009 .......................              450              429
      Bank One Corp.,
         5.90%, Due 11/15/2011 ...............              700              708
         4.90%, Due 4/30/2015 ................              300              280
      Capital One Bank,
         6.70%, Due 5/15/2008 ................              450              459
         5.125%, Due 2/15/2014 ...............              450              429
      Capital One Financial Corp., 4.80%,
         Due 2/21/2012 + .....................              465              442
      Credit Suisse First Boston, 6.50%,
         Due 5/1/2008 ++ .....................              750              761
      ING Bank, NV, 5.125%, Due 5/1/2015 ++ ..              450              430
      PNC Funding Corp., 4.20%,
         Due 3/10/2008 + .....................              745              729
      Synovus Financial Corp., 4.875%,
         Due 2/15/2013 .......................              300              287
      Washington Mutual Finance Corp.,
         6.875%, Due 5/15/2011 ...............              425              448
      Washington Mutual, Inc., 4.625%,
         Due 4/1/2014 ........................              700              637
                                                                  --------------
                                                                           6,527
                                                                  --------------

   COMMUNICATIONS - 0.40%
      Comcast Cable Communications Holdings,
         Inc., 8.375%, Due 3/15/2013 .........              700              784
      Comcast Corp.,
         7.625%, Due 2/15/2008 ...............              300              308
         5.30%, Due 1/15/2014 ................              710              675
      Telefonica Emisones SAU, 5.984%,
         Due 6/20/2011 + .....................              380              382
      Time Warner, Inc.,
         6.75%, Due 4/15/2011 ................              450              463
         7.70%, Due 5/1/2032 .................              550              598
      Viacom, Inc., 6.25%, Due 4/30/2016 ++ ..              345              334
                                                                  --------------
                                                                           3,544
                                                                  --------------

   ELECTRIC/GAS - 0.69%
      Columbus Southern Power Co., 5.50%,
         Due 3/1/2013 ........................              710              695
      FPL Group Capital, Inc., 5.551%
         Due 2/16/2008 .......................              500              500
      Georgia Power Co., 4.875%,
         Due 7/15/2007 .......................              450              448

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Kinder Morgan Finance Co. ULC, 5.70%,
         Due 1/5/2016 ........................   $          450   $          394
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 ...............              940              940
         6.125%, Due 4/1/2036 ++ .............              700              674
      PSI Energy, Inc., 6.05%, Due
         6/15/2016 ...........................              475              472
      Public Service Enterprise Group,
         Inc., 6.95%, Due 6/1/2012 ...........              800              836
      Southern Company Capital Funding,
         Inc., 5.30%, Due 2/1/2007 ...........              425              424
      Xcel Energy, Inc., 7.00%,
         Due 12/1/2010 .......................              600              629
                                                                  --------------
                                                                           6,012
                                                                  --------------

   FINANCE - 2.28%
      American General Finance Corp.,
         5.375%, Due 9/1/2009 + ..............              840              837
         4.875%, Due 5/15/2010 ...............              500              486
      American International Group,
         Inc., 6.25%, Due 5/1/2036 ++ ........              700              696
      Ameriprise Financial, Inc., 5.35%,
         Due 11/15/2010 + ....................              625              619
      The Bear Stearns Cos., Inc., 2.875%,
         Due 7/2/2008 ........................              800              763
      The Chubb Corp., 4.934%,
         Due 11/16/2007 ......................              775              769
      EOP Operating Limited
         Partnership, 4.75%, Due 3/15/2014 ...              450              414
      Equity Residential, 5.125%,
         Due 3/15/2016 + .....................              385              361
      General Electric Capital Corp., 4.375%,
         Due 3/3/2012 ........................              865              816
      The Goldman Sachs Group, Inc., 4.75%,
         Due 7/15/2013 .......................              400              376
      HSBC Finance Corp.,
         4.75%, Due 4/15/2010 + ..............              570              554
         5.25%, Due 1/14/2011 ................            2,000            1,971
      International Lease Finance
         Corp., 6.375%, Due 3/15/2009 + ......            1,025            1,045
      iStar Financial, Inc., 5.875%,
         Due 3/15/2016 .......................              550              532
      Liberty Mutual Insurance Co., 7.875%,
         Due 10/15/2026 + ++ .................            1,500            1,622
      Merrill Lynch & Co., Inc.,
         6.00%, Due 2/17/2009 ................            1,000            1,011
         5.45%, Due 7/15/2014 + ..............              400              391
      MetLife, Inc.,
         5.375%, Due 12/15/2012 + ............              540              530
         5.00%, Due 6/15/2015 + ..............              485              456
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ............              700              676
      ProLogis Trust, 7.10%, Due 4/15/2008 ...              470              481
      ProLogis, 5.50%, Due 4/1/2012 ..........              450              441

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Prudential Financial, Inc.,
         3.75%, Due 5/1/2008 .................   $          335   $          325
         5.10%, Due 9/20/2014 + ..............              410              389
      Simon Property Group LP, 6.375%,
         Due 11/15/2007 ......................              400              402
      SLM Corp.,
         4.00%, Due 1/15/2009 ................            1,500            1,449
         5.45%, Due 4/25/2011 ................              520              516
      Wachovia Corp., 5.70%, Due 8/1/2013 ....              585              588
      Washington Mutual, Inc., 8.25%,
         Due 4/1/2010 ........................              350              377
                                                                  --------------
                                                                          19,893
                                                                  --------------

   INDUSTRIALS - 2.25%
      Abbott Laboratories, 5.60%
         Due 5/15/2011 .......................              395              396
      Amgen, Inc., 4.00%, Due 11/18/2009 + ...              415              397
      BHP Billiton Finance USA Ltd., 4.80%,
         Due 4/15/2013 .......................              300              286
      Bunge Ltd Finance Corp., 7.80%,
         Due 10/15/2012 ......................              400              436
      Carnival Corp., 3.75%, Due 11/15/2007 ..              715              699
      Cendant Corp., 6.875%, Due 8/15/2006 ...              990              990
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ................              800              791
         5.50%, Due 2/22/2016 ................              600              583
      Con-way, Inc., 8.875%, Due 5/1/2010 ....            1,850            2,022
      DaimlerChrysler NA Holding Corp.,
         4.75%, Due 1/15/2008 ................              270              266
      DaimlerChrysler NA Holding Corp.,
         7.75%, Due 1/18/2011 ................            1,000            1,064
         5.875%, Due 3/15/2011 ...............              700              694
      EOG Resources, Inc., 4.75%,
         Due 3/15/2014 ++ ....................              425              400
      Home Depot, Inc., 5.40%, Due 3/1/2016 ..              365              355
      John Deere Capital Corp.,
         3.375%, Due 10/1/2007 ...............              650              633
         5.40%, Due 4/7/2010 .................              525              523
      Lockheed Martin Corp., 7.20%,
         Due 5/1/2036 + ......................              385              435
      Martin Marietta Materials, Inc., 6.90%,
         Due 8/15/2007 .......................              200              202
      Motorola, Inc., 8.00%, Due 11/1/2011 ...              580              641
      Nissan Motor Acceptance Corp., 5.625%,
         Due 3/14/2011 ++ ....................              700              694
      Northrop Grumman Corp., 4.079%,
         Due 11/16/2006 ......................              850              846
      Pemex Project Funding Master
         Trust, 8.50%, Due 2/15/2008 + .......              610              633
      Schering-Plough Corp., 6.75%,
         Due 12/1/2033 + .....................              790              830

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Unilever Capital Corp., 7.125%,
         Due 11/1/2010 .......................   $        2,000   $        2,113
      Union Pacific Corp., 6.50%,
         Due 4/15/2012 .......................              450              469
      Wal-Mart Stores, Inc., 7.55%,
         Due 2/15/2030 .......................              650              768
      WellPoint, Inc., 3.75%,
         Due 12/14/2007 ......................              380              371
      Weyerhaeuser Co., 5.95%,
         Due 11/1/2008 .......................              340              342
      Wyeth Corp., 5.50%, Due 2/1/2014 .......              780              764
                                                                  --------------
                                                                          19,643
                                                                  --------------
   INSURANCE - 0.22%
      Aegon Funding Corp., 5.75%,
         Due 12/15/2020 ......................              450              437
      AEGON, N.V., 8.00%, Due 8/15/2006 ......              300              300
      ASIF Global Financing, 3.90%,
         Due 10/22/2008 ++ ...................              700              678
      Lincoln National Corp., 4.75%,
         Due 2/15/2014 .......................              200              186
      Prudential Financial, Inc., 4.50%,
         Due 7/15/2013 .......................              400              371
                                                                  --------------
                                                                           1,972
                                                                  --------------
   REAL ESTATE - 0.05%
      Simon Property Group LP, 5.375%,
         Due 6/1/2011 ........................              450              444
                                                                  --------------
   TELEPHONE - 0.78%
      America Movil S.A. de C.V., 6.375%,
         Due 3/1/2035 ........................              895              826
      AT&T, Inc.,
         5.10%, Due 9/15/2014 + ..............              485              455
      AT&T, Inc.,
         5.625%, Due 6/15/2016 ...............              325              311
         6.80%, Due 5/15/2036 ................              360              362
      Cingular Wireless Services, Inc., 8.75%,
         Due 3/1/2031 ........................              445              551
      Deutsche Telekom AG, 8.00%,
         Due 6/15/2010 .......................              380              410
      France Telecom SA, 7.75%, Due
         3/1/2011 ............................              550              596
      Nextel Communications, Inc., 6.875%,
         Due 10/31/2013 ......................              615              622
      Sprint Capital Corp.,
         6.00%, Due 1/15/2007 ................              800              802
         8.375%, Due 3/15/2012 ...............              375              416
      Telecom Italia S.p.A., 4.00%,
         Due 11/15/2008 ......................              470              453
      Telefonos de Mexico, S.A. de C.V.,
         5.50%, Due 1/27/2015 ................              500              476

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Verizon Global Funding Corp., 4.00%,
         Due 1/15/2008 .......................   $          545   $          534
                                                                  --------------
                                                                           6,814
                                                                  --------------
   TOTAL CORPORATE OBLIGATIONS                                            64,849
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.50%

   COMMERCIAL MORTGAGE-BACKED SECURITY - 0.62%
      Banc of America Commercial Mortgage,
         Inc., 2005-6, 5.001%,
         Due 9/10/2047 .......................              927              917
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2004-PWR5, 4.831%, Due 7/11/2042 ....            1,015              968
         2005, 5.127%, Due 10/12/2042 ........              630              620
      Citigroup Commercial Mortgage
         Trust, 2004-C2, 4.38%,
         Due 10/15/2041 ......................              760              721
      General Electric Capital Commercial
         Mortgage Corp., 2003-C2, 4.17%,
         Due 7/10/2037 .......................              430              418
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX, 4.529%, Due 11/12/2039 ....              555              531
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         4.655%, Due 8/15/2042 ...............              389              383
         4.625%, Due 3/15/2046 ...............              845              823
                                                                  --------------
                                                                           5,381
                                                                  --------------

   WHOLE LOAN COLLATERALIZED MORTGAGE
      OBLIGATIONS - 0.88%
      Banc of America Mortgage
         Securities, 5.25%, Due 10/25/2019 ...            1,109            1,087
      Bear Stearns Adjustable Rate Mortgage
         Trust, 2005-11, 4.763%,
         Due 12/25/2035 # ....................              881              864
      Bear Stearns Commercial Mortgage
         Securities, Inc., 5.634%,
         Due 4/12/2038 .......................              590              590
      Chase Mortgage Financial Trust, 2004-S1
         A3, 5.50%, Due 2/25/2019 ............               80               79
      Countrywide Alternative Loan Trust,
         Inc., 2005-53T2, 6.00%,
         Due, 11/25/2035 .....................            1,283            1,259
      Countrywide Home Loan, Inc., 2005-HYB8,
         5.414%, Due 12/20/2035 ..............              885              878
      JP Morgan Mortgage Trust, 6.00%,
         Due 6/25/2036 .......................            1,057            1,054
      Prime Mortgage Trust, 2005-2, 5.25%,
         Due 7/25/2020 .......................            1,951            1,923
                                                                  --------------
                                                                           7,734
                                                                  --------------
   TOTAL NON-AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                         13,115
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
ASSET-BACKED SECURITIES - 0.39%

   OTHER ASSET-BACKED - 0.39%
      American Express Credit Account Master
         Trust, 2006-2  A, 5.35%,
         Due 1/15/2014 .......................   $        1,450   $        1,451
      CarMax Auto Owner Trust, 2005-3, 4.91%,
         Due 1/18/2011 .......................            1,000              988
      Volkswagen Auto Loan Enhanced
         Trust, 2005-1, 4.86%,
         Due 4/20/2012 .......................            1,000              988
                                                                  --------------
   TOTAL ASSET-BACKED SECURITIES                                           3,427
                                                                  --------------
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 8.81%

   FEDERAL HOME LOAN MORTGAGE
      CORPORATION - 3.30%
      6.50%, Due 3/1/2008 ....................              295              296
      5.50%, Due 8/1/2017 ....................               81               80
      5.50%, Due 9/1/2017 ....................              422              418
      5.00%, Due 3/1/2018 ....................              981              954
      5.00%, Due 6/1/2018 ....................              532              517
      5.50%, Due 6/1/2018 ....................              180              178
      5.50%, Due 10/1/2018 ...................            1,550            1,537
      5.00%, Due 2/1/2019 ....................              572              556
      4.50%, Due 3/1/2019 ....................            1,110            1,060
      5.00%, Due 10/1/2020 ...................            1,585            1,539
      5.50%, Due 5/1/2021 ....................              946              935
      6.50%, Due 5/1/2029 ....................               82               83
      6.50%, Due 6/1/2029 ....................               14               14
      6.50%, Due 7/1/2029 ....................              262              267
      6.00%, Due 8/1/2029 ....................              132              132
      5.00%, Due 8/1/2033 ....................            1,952            1,855
      5.50%, Due 2/1/2034 ....................            3,316            3,232
      5.00%, Due 3/1/2034 ....................            1,534            1,456
      6.00%, Due 6/1/2034 ....................            1,238            1,234
      6.00%, Due 8/1/2034 ....................            1,111            1,107
      5.50%, Due 10/1/2034 ...................            1,132            1,103
      5.50%, Due 1/1/2035 ....................              965              941
      5.50%, Due 6/1/2035 ....................            4,059            3,945
      5.00%, Due 8/1/2035 ....................            1,335            1,263
      5.00%, Due 9/1/2035 ....................            1,911            1,808
      6.00%, Due 12/1/2099 ...................            2,290            2,276
                                                                  --------------
                                                                          28,786
                                                                  --------------

   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION - 4.21%
      Pool # 488099, 5.50%, Due 2/1/2014 .....              278              276
      Pool # 323789, 6.00%, Due 6/1/2014 .....              210              212
      Pool # 535846, 6.00%, Due 4/1/2016 .....              508              513
      Pool # 254545, 5.00%, Due 12/1/2017 ....            1,206            1,176
      Pool # 555549, 5.00%, Due 6/1/2018 .....            2,488            2,425
      Pool # 254865, 4.50%, Due 9/1/2018 .....            1,845            1,767
      Pool # 100292, 10.00%, Due 9/1/2018 ....              137              150
      Pool # 747844, 5.50%, Due 12/1/2018 ....              109              108

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Pool # 761337, 5.00%, Due 4/1/2019 .....   $          315   $          307
      Pool # 811328, 5.00%, Due 2/1/2020 .....            3,544            3,443
      Pool # 837219, 4.00%, Due 8/1/2020 .....            1,291            1,203
      Pool # 252211, 6.00%, Due 1/1/2029 .....              677              676
      Pool # 725706, 6.00%, Due 8/1/2032 .....              303              305
      Pool # 555531, 5.50%, Due 6/1/2033 .....              579              565
      Pool # 749219, 5.50%, Due 10/1/2033 ....              579              564
      Pool # 555880, 5.50%, Due 11/1/2033 ....            1,514            1,477
      Pool # 758322, 5.50%, Due 12/1/2033 ....            1,404            1,370
      Pool # 725238, 5.00%, Due 3/1/2034 .....            2,033            1,934
      Pool # 765304, 5.50%, Due 3/1/2034 .....              550              536
      Pool # 255225, 5.50%, Due 6/1/2034 .....              655              638
      Pool # 793062, 5.00%, Due 8/1/2034 # ...              264              261
      Pool # 800422, 5.023%, Due 8/1/2034 # ..              780              762
      Pool # 725866, 4.50%, Due 9/1/2034 .....            1,121            1,033
      Pool # 815762, 6.50%, Due 3/1/2035 .....              340              344
      Pool # 828377, 5.50%, Due 6/1/2035 .....            1,997            1,941
      Pool # 835760, 4.50%, Due 9/1/2035 .....              989              909
      Pool # 745418, 5.50%, Due 4/1/2036 .....            1,954            1,899
      Pool # 872306, 6.50%, Due 5/1/2036 .....              983              995
      Pool # 872317, 6.50%, Due 5/1/2036 .....            1,793            1,814
      Pool # 884032, 6.50%, Due 5/1/2036 .....              768              778
      Pool # 886371, 6.00%, Due 8/1/2036 .....            5,765            5,730
      Pool # 886395, 6.00%, Due 8/1/2036 .....              700              696
                                                                  --------------
                                                                          36,807
                                                                  --------------

   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION - 1.30%
      Pool # 780400, 7.00%, Due 12/15/2025 ...              433              447
      2006-9 A, 4.201%, Due 8/16/2026 ........              672              650
      Pool # 780509, 6.50%, Due 2/15/2027 ....              178              181
      Pool # 780615, 6.50%, Due 8/15/2027 ....              204              208
      Pool # 780651, 7.00%, Due 10/15/2027 ...              216              223
      Pool # 780680, 6.50%, Due 11/15/2027 ...              536              547
      Pool # 780747, 6.50%, Due 3/15/2028 ....              198              202
      Pool # 780788, 6.50%, Due 4/15/2028 ....              191              195
      Pool # 780936, 7.50%, Due 12/15/2028 ...              412              430
      Pool # 781035, 6.50%, Due 5/15/2029 ....              190              194
      Pool # 781273, 6.00%, Due 4/15/2031 ....              305              306
      Pool # 781288, 6.50%, Due 5/15/2031 ....              328              334
      Pool # 781564, 6.00%, Due 2/15/2033 ....              896              898
      Pool # 781589, 5.50%, Due 4/15/2033 ....            1,651            1,619
      Pool # 781603, 5.00%, Due 5/15/2033 ....              745              713
      Pool # 781636, 5.50%, Due 7/15/2033 ....            1,359            1,333
      Pool # 781690, 6.00%, Due 12/15/2033 ...            1,117            1,120
      Pool # 003515, 5.50%, Due 2/20/2034 ....            1,775            1,734
                                                                  --------------
                                                                          11,334
                                                                  --------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                         76,927
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                       PAR
                                                     AMOUNT            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 6.19%

   FEDERAL HOME LOAN BANK - 0.56%
      Discount Note, Due 8/11/2006 ...........   $        2,290   $        2,287
      4.40%, Due 7/28/2008 ...................            2,630            2,588
                                                                  --------------
                                                                           4,875
                                                                  --------------

   FEDERAL HOME LOAN MORTGAGE CORPORATION -
      3.18%
      5.625%, Due 3/15/2011 + ................            1,000            1,014
      5.875%, Due 3/21/2011 + ................              495              503
      4.50%, Due 1/15/2015 + .................           27,930           26,297
                                                                  --------------
                                                                          27,814
                                                                  --------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION -
      2.45%
      4.375%, Due 9/7/2007 ...................            5,000            4,945
      4.50%, Due 8/4/2008 ....................            2,535            2,499
      5.125%, Due 1/2/2014 ...................              595              580
      6.25%, Due 5/15/2029 ...................           12,200           13,379
                                                                  --------------
                                                                          21,403
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS                                          54,092
                                                                  --------------

U.S. TREASURY OBLIGATIONS - 10.85%

   U.S. TREASURY BONDS - 5.70%
      9.125%, Due 5/15/2018 + ................            1,750            2,371
      7.875%, Due 2/15/2021 + ................              500              637
      6.25%, Due 8/15/2023 + .................              650              728
      6.875%, Due 8/15/2025 + ................            1,580            1,902
      6.50%, Due 11/15/2026 + ................            4,615            5,378
      5.25%, Due 11/15/2028 + ................            1,000            1,012
      5.25%, Due 2/15/2029 + .................           30,585           30,970
      6.25%, Due 5/15/2030 + .................            2,050            2,359
      5.375%, Due 2/15/2031 + ................            4,260            4,405
                                                                  --------------
                                                                          49,762
                                                                  --------------

   U.S. TREASURY NOTES - 5.15%
      4.875%, Due 5/31/2008 + ................            5,265            5,252
      4.875%, Due 5/15/2009 + ................              240              240
      3.50%, Due 11/15/2009 + ................            5,850            5,600
      3.875%, Due 5/15/2010 + ................            5,000            4,823
      4.25%, Due 1/15/2011 + .................            4,500            4,381
      4.50%, Due 2/28/2011 + .................            5,255            5,167
      4.875%, Due 4/30/2011 + ................            2,000            1,996
      4.375%, Due 8/15/2012 + ................            3,500            3,402
      4.75%, Due 5/15/2014 + .................            3,350            3,305
      4.125%, Due 5/15/2015 + ................            3,000            2,822
      4.50%, Due 2/15/2016 + .................            5,305            5,110
      5.125%, Due 5/15/2016 + ................            2,845            2,875
                                                                  --------------
                                                                          44,973
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                           94,735
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 5.86%
   American Beacon Money Market Select
      Fund ss. ...............................       45,695,873   $       45,696


                                                   PAR AMOUNT
                                                 --------------
   United States Treasury Bill,
      4.80%, Due 9/7/2006 * ..................   $        5,490            5,463
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS                                              51,159
                                                                  --------------

                                                     SHARES
                                                 --------------
SECURITIES LENDING COLLATERAL - 20.41%
   American Beacon Enhanced Cash Trust
      ss. ....................................      115,229,913          115,230
   American Beacon Money Market Select
      Fund ss. ...............................       63,057,313           63,057
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                   178,287
                                                                  --------------
TOTAL INVESTMENTS 120.34% - (COST $951,175)                            1,051,128

LIABILITIES, NET OF OTHER ASSETS - (20.34%)                             (177,653)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $      873,475
                                                                  ==============

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,965 or 0.80% of net assets.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ss.  The Fund/Trust is affiliated by having the same investment advisor.

* At July 31, 2006, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Emini S&P 500 Index ........      756       Sep 2006    $48,452        $714
                                                        =======        ====

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 4.01%

CONSUMER DISCRETIONARY - 0.23%

   SPECIALTY RETAIL - 0.23%
      The Home Depot, Inc. ...................            7,000   $          243
                                                                  --------------

FINANCIALS - 0.76%

   DIVERSIFIED FINANCIALS - 0.51%
      The Goldman Sachs Group, Inc. ..........            3,500              535
                                                                  --------------

   INSURANCE - 0.25%
      Manulife Financial Corp. + .............            8,250              261
                                                                  --------------
   TOTAL FINANCIALS                                                          796
                                                                  --------------

HEALTH CARE - 0.37%

   PHARMACEUTICALS - 0.37%
      Mylan Laboratories, Inc. ...............           17,500              384
                                                                  --------------

INDUSTRIALS - 0.86%

   COMMERCIAL SERVICES & SUPPLIES - 0.29%
      Manpower, Inc. .........................            5,000              297
                                                                  --------------

   MACHINERY - 0.24%
      Illinois Tool Works, Inc. ..............            5,500              252
                                                                  --------------

   TRANSPORTATION INFRASTRUCTURE - 0.33%
      Burlington Northern Santa Fe Corp. .....            5,000              345
                                                                  --------------
   TOTAL INDUSTRIALS                                                         894
                                                                  --------------

INFORMATION TECHNOLOGY - 1.79%

   COMMUNICATIONS EQUIPMENT - 0.65%
      Nokia Corp., ADR .......................           25,000              496
      Tellabs, Inc. @@ .......................           19,000              179
                                                                  --------------
                                                                             675
                                                                  --------------

   IT CONSULTING & SERVICES - 0.60%
      Cognizant Technology Solutions
      Corp. @@ ...............................            2,000              131
      Infosys Technologies Ltd., ADR + .......           12,200              501
                                                                  --------------
                                                                             632
                                                                  --------------

   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.29%
      Atmel Corp. @@ .........................           62,500              300
                                                                  --------------

   TECHNOLOGY - 0.25%
      BEA Systems, Inc. @@ ...................           22,000              258
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                            1,865
                                                                  --------------
   TOTAL COMMON STOCKS                                                     4,182
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
CONVERTIBLE PREFERRED STOCKS - 2.73%

   BANKS - 0.38%
      Washington Mutual, Inc. ................            7,200   $          401
                                                                  --------------

   FINANCE - 1.19%
      Lazard Ltd. + ..........................           10,250              357
      Lehman Brothers Holdings, Inc. + .......           15,300              399
      Morgan Stanley Group, Inc. + ...........           11,500              485
                                                                  --------------
                                                                           1,241
                                                                  --------------

   INSURANCE - 1.16%
      Genworth Financial, Inc. ...............            9,300              343
      MetLife, Inc. ..........................           16,000              439
      Travelers Property Casualty Corp. + ....           17,250              422
                                                                  --------------
                                                                           1,204
                                                                  --------------
   TOTAL CONVERTIBLE PREFERRED STOCKS                                      2,846
                                                                  --------------

                                                   PAR AMOUNT
                                                 --------------
CORPORATE OBLIGATIONS - 42.53%

   BANKS - 7.27%
      Banco Popular North America, Inc.,
         6.125%, Due 10/15/2006 ..............   $          500              500
         4.25%, Due 4/1/2008 .................              300              293
      Bank of America Corp., 3.375%, Due
         2/17/2009 ...........................              350              333
      Bank One Corp., 4.90%, Due 4/30/2015 ...              500              466
      Capital One Bank,
         4.25%, Due 12/1/2008 ................            1,000              973
         5.125%, Due 2/15/2014 ...............              330              314
      Citigroup, Inc., 5.125%, Due
         2/14/2011 ...........................            1,000              986
      Credit Suisse First Boston, 6.50%, Due
         5/1/2008 ++ .........................              500              508
      ING Bank, NV, 5.125%, Due 5/1/2015 ++ ..              300              287
      Synovus Financial Corp., 4.875%, Due
         2/15/2013 ...........................              500              479
      Wachovia Corp., 6.40%, Due 4/1/2008 ....            1,500            1,525
      Washington Mutual, Inc., 4.625%, Due
         4/1/2014 ............................            1,000              910
                                                                  --------------
                                                                           7,574
                                                                  --------------

   COMMERCIAL SERVICES - 0.25%
      WH Holdings (Cayman Islands) Ltd., 9.50%,
         Due 4/1/2011 ........................              240              264
                                                                  --------------

   COMMUNICATIONS - 1.42%
      Comcast Cable Communications Holdings,
         Inc., 8.375%, Due 3/15/2013 .........            1,000            1,120
      Time Warner, Inc., 6.75%, Due
         4/15/2011 ...........................              350              360
                                                                  --------------
                                                                           1,480
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   CONSUMER, CYCLICAL - 0.14%
      Wesco Distribution, Inc., 7.50%, Due
         10/15/2017 ..........................   $          150   $          149
                                                                  --------------

   ELECTRIC/GAS - 1.04%
      Kinder Morgan Finance Co. ULC, 5.70%,
         Due 1/5/2016 ........................              350              306
      MidAmerican Energy Holdings Co., 3.50%,
         Due 5/15/2008 .......................              800              772
                                                                  --------------
                                                                           1,078
                                                                  --------------

   FINANCE - 13.92%
      American General Finance Corp., 4.875%,
         Due 5/15/2010 .......................              300              292
      The Bear Stearns Cos., Inc., 2.875%, Due
         7/2/2008 ............................              800              763
      Countrywide Home Loans, Inc., 3.25%,
         Due 5/21/2008 .......................            1,000              962
      E*Trade Financial Corp.,
         7.375%, Due 9/15/2013 ...............              150              150
         7.875%, Due 12/1/2015 ...............              125              129
      EOP Operating Limited
         Partnership, 4.75%, Due 3/15/2014 ...              350              322
      General Electric Capital Corp., 4.125%,
         Due 3/4/2008 ........................            2,000            1,960
      The Goldman Sachs Group, Inc., 4.75%,
         Due 7/15/2013 .......................              350              329
      HSBC Finance Corp., 5.25%, Due
         1/14/2011 ...........................            2,200            2,169
      International Lease Finance
         Corp., 6.375%, Due 3/15/2009 ........              725              739
      iStar Financial, Inc., 5.875%, Due
         3/15/2016 ...........................              750              725
      Lehman Brothers Holdings, Inc., 4.25%,
         Due 1/27/2010 .......................            1,000              960
      Merrill Lynch & Co., Inc., 6.00%, Due
          2/17/2009 ..........................            1,000            1,011
      Metropolitan Life Global Funding I,
         4.625% Due 8/19/2010 ++ .............            1,500            1,449
      ProLogis, 5.50%, Due 4/1/2012 ..........              350              343
      Simon Property Group LP, 6.375%, Due
         11/15/2007 ..........................              400              402
      SLM Corp., 4.00%, Due 1/15/2009 ........            1,300            1,256
      Washington Mutual, Inc., 8.25%, Due
         4/1/2010 ............................              500              539
                                                                  --------------
                                                                          14,500
                                                                  --------------

   INDUSTRIALS - 10.37%
      Accuride Corp., 8.50%, Due 2/1/2015 ....              150              139
      Aleris International, Inc., 9.00%, Due
         11/15/2014 ..........................              275              309
      AmeriPath, Inc., 10.50%, Due 4/1/2013 ..              400              421
      BHP Billiton Finance USA Ltd., 4.80%,
         Due 4/15/2013 .......................              550              525

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Bunge Ltd Finance Corp.,
         7.80%, Due 10/15/2012 ...............   $          200   $          218
         5.35%, Due 4/15/2014 ................              500              471
      Caterpillar Financial Services
         Corp., 4.15%, Due 1/15/2010 .........            1,000              959
      Celestica, Inc., 7.875%, Due
         7/1/2011 + ..........................              260              257
      Cendant Corp., 6.875%, Due 8/15/2006 ...            1,100            1,100
      Cisco Systems, Inc., 5.25%, Due
         2/22/2011 ...........................              550              544
      DaimlerChrysler NA Holding Corp., 4.75%,
         Due 1/15/2008 .......................              950              936
      Dole Food Co., Inc., 8.875%, Due
         3/15/2011 + .........................              142              133
      DST Systems, Inc., 3.625%, Due
         8/15/2023 ...........................              485              594
      EOG Resources, Inc., 4.75%, Due
         3/15/2014 ++ ........................              350              330
      Equistar Chemicals, LP, 10.625%, Due
         5/1/2011 ............................              400              430
      Ford Motor Credit Co., 8.625%, Due
         11/1/2010 ...........................              285              274
      Freeport-McMoRan Copper & Gold,
         Inc., 10.125%, Due 2/1/2010 .........              400              426
      Gardner Denver, Inc., 8.00%, Due
         5/1/2013 ............................              300              314
      John Deere Capital Corp., 4.125%, Due
         1/15/2010 ...........................            1,000              956
      NBTY, Inc., 7.125%, Due 10/1/2015 ......              150              141
      Nissan Motor Acceptance Corp., 4.625%,
         Due 3/8/2010 ++ .....................              590              568
      Telcordia Technologies, Inc., 10.00%,
         Due 3/15/2013 ++ ....................              180              144
      Tenent Healthcare Corp., 9.50%, Due
         2/1/2015 ++ .........................              275              254
      Union Pacific Corp., 6.50%, Due
         4/15/2012 ...........................              350              365
                                                                  --------------
                                                                          10,808
                                                                  --------------

   INSURANCE - 4.31%
      Aegon Funding Corp., 5.75%, Due
         12/15/2020 ..........................              350              340
      AEGON, N.V., 8.00%, Due 8/15/2006 ......              225              225
      ASIF Global Financing, 3.90%, Due
         10/22/2008 ++ .......................              500              484
      Genworth Global Funding Trusts, 5.125%,
         Due 3/15/2011 .......................            1,000              985
      John Hancock Global FDG II, 3.75%, Due
         9/30/2008 + ++ ......................            1,000              965
      Lincoln National Corp., 4.75%, Due
         2/15/2014 ...........................              200              186
      MassMutual Global Funding II, 3.80%, Due
         4/15/2009 ++ ........................            1,000              959
      Prudential Financial, Inc., 4.50%, Due
         7/15/2013 ...........................              375              348
                                                                  --------------
                                                                           4,492
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   REAL ESTATE - 0.33%
      Simon Property Group LP, 5.375%, Due
         6/1/2011 ............................   $          350   $          345
                                                                  --------------

   TECHNOLOGY - 0.15%
      Sungard Data Systems, Inc., 9.125%, Due
         8/15/2013 ...........................              150              153
                                                                  --------------

   TELEPHONE - 3.33%
      AT&T, Inc., 5.625%, Due 6/15/2016 ......              550              527
      France Telecom SA, 7.75%,
         Due 3/1/2011 ........................              680              737
      Sprint Capital Corp.,
         6.00%, Due 1/15/2007 ................            1,200            1,202
         8.375%, Due 3/15/2012 ...............              475              527
      Syniverse Technologies, Inc., 7.75%, Due
         8/15/2013 ...........................              200              194
      Telefonos de Mexico, S.A. de C.V.,
         5.50%, Due 1/27/2015 ................              300              286
                                                                  --------------
                                                                           3,473
                                                                  --------------
   TOTAL CORPORATE OBLIGATIONS                                            44,316
                                                                  --------------

CONVERTIBLE OBLIGATIONS - 13.87%

   BANKS - 0.64%
      Bank of America Corp., 0.25%, Due
         1/26/2010 ...........................              265              256
      Deutsche Bank Luxembourg SA, 5.349%,
         Due 5/1/2012 ++ # ...................              110              121
      Wachovia Corp., 0.25%, Due 12/15/2010 ..              280              289
                                                                  --------------
                                                                             666
                                                                  --------------

   CONSUMER STAPLES - 0.51%
      Advanced Medical Optics, Inc., 3.25%,
         Due 8/1/2026 ++ .....................              250              265
      Allergan, Inc., 1.50%, Due
         4/1/2026 + ++ .......................              260              264
                                                                  --------------
                                                                             529
                                                                  --------------

   ELECTRIC UTILITIES - 0.45%
      CenterPoint Energy, Inc., 3.75%, Due
         5/15/2023 ...........................              390              474
                                                                  --------------

   ENERGY - 0.66%
      Schlumberger Ltd., 2.125%,
         Due 6/1/2023 ........................              400              690
                                                                  --------------

   FINANCE - 0.64%
      American Financial Group, Inc., 1.486%,
         Due 6/2/2033 ........................              625              312
      Fortis Insurance NV, 7.75%, Due
         1/26/2008 ++ ........................              275              350
                                                                  --------------
                                                                             662
                                                                  --------------

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   HOTELS, RESTAURANTS & LEISURE - 0.14%
      International Game Technology, Inc.,
         Zero Coupon, Due 1/29/2033 @@ .......   $          175   $          144
                                                                  --------------

   INDUSTRIALS - 6.91%
      Armor Holdings, Inc., 2.00%, Due
         11/1/2024 ...........................              275              318
      Best Buy Co., Inc., 2.25%,
         Due 1/15/2022 + .....................              120              132
      Cadence Design Systems, Inc., Zero
         Coupon, Due 8/15/2023 @@ ............              260              286
      Caesars Entertainment, Inc., 5.507%, Due
         4/15/2024 # .........................              110              127
      Ceradyne, Inc., 2.875%, Due
         12/15/2035 ..........................              150              165
      CommScope, Inc., 1.00%, Due 3/15/2024 ..              140              210
      CSG Systems International, Inc., 2.50%,
         Due 6/15/2024 + .....................              275              302
      Fisher Scientific International,
         Inc., 3.25%, Due 3/1/2024 + .........              560              627
      Grey Wolf, Inc., 5.458%, Due
         4/1/2024 # ..........................              215              305
      Halliburton Co., 3.125%,
         Due 7/15/2023 ++ ....................              210              381
      L-3 Communications Corp., 3.00%, Due
         8/1/2035 ++ .........................              415              406
      Laboratory Corp of America Holdings,
         Zero Coupon, Due 9/11/2021 @@ .......              375              326
      Liberty Media Corp., 0.75%,
         Due 3/30/2023 .......................              505              523
      Lockheed Martin Corp., 4.92%, Due
         8/15/2033 + # .......................              515              617
      Lowe's Companies, Inc., 0.861%, Due
         10/19/2021 ..........................              135              135
      Nabors Industries, Inc., Zero Coupon,
         Due 6/15/2023 @@ ....................              280              311
      NCI Building Systems, Inc., 2.125%, Due
         11/15/2024 ++ .......................              285              368
      Regal-Beloit Corp., 2.75%,
         Due 3/15/2024 .......................              210              317
      SEACOR Holdings, Inc., 2.875%, Due
         12/15/2024 ..........................              400              498
      United Auto Group, Inc., 3.50%, Due
         4/1/2026 ++ .........................              135              146
      Vishay Intertechnology, Inc., 3.625%,
         Due 8/1/2023 ........................              150              149
      The Walt Disney Co., 2.125%,
         Due 4/15/2023 .......................              500              553
                                                                  --------------
                                                                           7,202
                                                                  --------------

   INFORMATION TECHNOLOGY - 0.52%
      Amdocs Ltd., 0.50%, Due 3/15/2024 + ....              285              288
      Electronic Data Systems Corp., 3.875%,
         Due 7/15/2023 .......................              250              250
                                                                  --------------
                                                                             538
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   MEDIA - 0.49%
      Omnicom Group, Inc., Zero Coupon, Due
         7/1/2038 @@ .........................   $          525   $          514
                                                                  --------------

   PHARMACEUTICALS - 1.06%
      Gilead Sciences, Inc., 0.50%, Due
         5/1/2011 ++ .........................              550              544
      Wyeth, 5.109%, Due 1/15/2024 # .........              525              558
                                                                  --------------
                                                                           1,102
                                                                  --------------

   SERVICES - 0.66%
      priceline.com, Inc., 2.25%,
         Due 1/15/2025 .......................              140              136
      Quanta Services, Inc.,
         4.50%, Due 10/1/2023 ................              255              397
         3.75%, Due 4/30/2026 ++ .............              150              152
                                                                  --------------
                                                                             685
                                                                  --------------

   TELEPHONE - 0.86%
      NII Holdings, Inc., 2.75%,
         Due 8/15/2025 ++ ....................              700              894
                                                                  --------------

   TRANSPORTATION INFRASTRUCTURE - 0.33%
      CSX Corp., Zero Coupon,
         Due 10/30/2021 @@ ...................              315              350
                                                                  --------------

   TOTAL CONVERTIBLE OBLIGATIONS                                          14,450
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.81%

   COMMERCIAL MORTGAGE-BACKED SECURITY - 0.99%
      Banc of America Commercial Mortgage,
         Inc., 2005-6, 5.001%,
         Due 9/10/2047 .......................              742              734
      JP Morgan Chase Commercial Mortgage
         Securities Corp., 4.655%,
         Due 8/15/2042 .......................              302              298
                                                                  --------------
                                                                           1,032
                                                                  --------------
   WHOLE LOAN COLLATERALIZED MORTGAGE
      SECURITIES - 0.82%
      4.613%, Due 10/15/2042 .................              871              856
                                                                  --------------
   TOTAL NON-AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                          1,888
                                                                  --------------
ASSET-BACKED SECURITIES - 10.47%

   AUTO LOAN - 2.86%
      Banc of America Securities Auto
         Trust, 2005-WF1, 4.08%, Due
         4/18/2010 ...........................            1,000              977
      Chase Manhattan Auto Owner Trust, 2006-A
         A4, 5.36%, Due 1/15/2013 ............            2,000            2,002
                                                                  --------------
                                                                           2,979
                                                                  --------------

   OTHER ASSET-BACKED - 7.61%
      American Express Credit Account Master
         Trust, 2006-2 A, 5.35%,
         Due 1/15/2014 .......................            2,000            2,001
      CarMax Auto Owner Trust, 2005-3, 4.91%
         Due 1/18/2011 .......................            1,000              988
      Harley-Davidson Motorcycle Trust,
         2005-1, 3.76%, Due 12/17/2012 .......            1,000              979

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      HSBC Automotive Trust, 2005-1, 4.35%,
         Due 6/18/2012 .......................   $        1,000   $          976
      John Deere Owner Trust, 2006-A Class A4,
         5.39%, Due 6/17/2013 ................            2,000            2,002
      Volkswagen Auto Loan Enhanced Trust,
         2005-1, 4.86%, Due 4/20/2012 ........            1,000              988
                                                                  --------------
                                                                           7,934
                                                                  --------------
   TOTAL ASSET-BACKED SECURITIES                                          10,913
                                                                  --------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -
   1.73%

   FEDERAL NATIONAL MORTGAGE ASSOCIATION -
      0.61%
      Pool # 545759, 6.50%, Due 7/1/2032 .....              623              633
                                                                  --------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
      1.12%
      Pool # 780921, 7.00%,
         Due 11/15/2013 ......................              238              246
      2006-9 A, 4.201%, Due 8/16/2026 ........              961              928
                                                                  --------------
                                                                           1,174
                                                                  --------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                          1,807
                                                                  --------------
U.S. AGENCY OBLIGATIONS - 0.98%

   FEDERAL HOME LOAN MORTGAGE CORPORATION -
      0.48%
      5.125%, Due 10/15/2008 + ...............              500              499
                                                                  --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION -
      0.50%
      6.625%, Due 11/15/2010 .................              500              525
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS                                           1,024
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 18.75%

   U.S. TREASURY BONDS - 0.98%
      8.75%, Due 8/15/2020 + .................              750            1,017
                                                                  --------------
   U.S. TREASURY NOTES - 17.77%
      3.875%, Due 5/15/2010 + ................            3,000            2,894
      4.875%, Due 4/30/2011 + ................            5,000            4,990
      4.375%, Due 8/15/2012 + ................            2,500            2,430
      4.00%, Due 2/15/2014 ...................            5,000            4,702
      4.75%, Due 5/15/2014 + .................            3,550            3,503
                                                                  --------------
                                                                          18,519
                                                                  --------------
   TOTAL U.S. TREASURY OBLIGATIONS                                        19,536
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 2.07%
   American Beacon Money Market Select
      Fund ss. ...............................        2,160,505            2,161
                                                                  --------------
SECURITIES LENDING COLLATERAL - 19.62%
   American Beacon Enhanced Cash
      Trust ss. ..............................       13,531,708           13,532

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      American Beacon Money Market Select
         Fund ss. ............................   $    6,911,232   $        6,911
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                    20,443
                                                                  --------------
TOTAL INVESTMENTS 118.57% - (COST $123,302)                              123,566

LIABILITIES, NET OF OTHER ASSETS - (18.57%)                              (19,354)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $      104,212
                                                                  ==============

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,839 or 9.44% of net assets.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ss.  The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
ARGENTINA - 0.04%

COMMON STOCKS - 0.04%
      Petrobras Energia Participaciones SA,
         ADR @@ + ............................            4,900   $           55
                                                                  --------------

AUSTRIA - 0.37%

COMMON STOCKS - 0.37%
      Raiffeisen International Bank-Holding
         AG + ................................            6,095              524
                                                                  --------------

BRAZIL - 11.88%

COMMON STOCKS - 8.68%
      Banco Itau Holding Financeira S.A.,
         ADR .................................           40,980            1,265
      Brasil Telecom Participacoes S.A.,
         ADR + ...............................           20,400              637
      Braskem SA, ADR + ......................           14,400              151
      Centrais Eletricas Brasileiras S.A. ....        5,276,500              111
      Companhia Brasileira de Distribuicao
         Group, ADR + ........................            9,400              282
      Companhia de Saneamento Basico do
         Estado de Sao Paulo .................          416,200               42
      Companhia de Saneamento Basico do
         Estado de Sao Paulo, ADR + ..........           10,500              262
      Companhia Vale do Rio Doce, ADR ........           68,828            1,395
      CPFL Energia S.A. ......................            8,700              108
      Empresa Brasileira de Aeronautica S.A.
         (Embraer), ADR + ....................           15,640              540
      Gerdau S.A., ADR + .....................           17,825              278
      Grendene S.A. ..........................           37,000              310
      Natura Cosmeticos S.A. .................           22,475              249
      Petroleo Brasileiro S.A., ADR ..........           31,312            2,877
      Petroleo Brasileiro S.A., A Shares,
         ADR .................................           19,616            1,625
      Tractebel Energia S.A. .................           29,500              232
      Unibanco - Uniao de Bancos Brasileiros
         S.A. ................................           15,378              107
      Unibanco - Uniao de Bancos Brasileiros
         S.A., ADR ...........................           18,575            1,289
      Votorantim Celulose e Papel S.A,
         ADR + ...............................           23,700              369
                                                                  --------------
   TOTAL COMMON STOCKS                                                    12,129
                                                                  --------------

PREFERRED STOCKS - 3.20%
      All America Latina Logistica S.A. ......            5,380              365
      Banco Itau Holding Financeira S.A. .....            7,824              239
      Braskem SA .............................           77,000              400
      Centrais Eletricas Brasileiras S.A. ....       14,565,200              292
      Companhia de Tecidos Norte de Minas ....        4,054,600              353
      Companhia Energetica de Minas Gerais ...        8,760,113              379
      Companhia Paranaense de Energia ........       38,515,300              389
      Companhia Vale do Rio Doce, A Shares ...            3,752               75
      Gerdau S.A. ............................           11,150              174
      Itausa - Investimentos Itau S.A. .......           79,928              331
      Klabin S.A. ............................           40,600               88
      Lojas Americanas SA ....................        6,297,200              225

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Petrol Brasileiro S.A. .................            7,160   $          148
      Tele Norte Leste Participacoes S.A.,
         ADR .................................           28,500              378
      Telemar Norte Leste S.A. ...............            7,800              154
      Telemig Celular Participacoes S.A. .....      161,711,789              279
      Telesp - Telecommunicacoes de Sao Paulo
         S.A. ................................            9,592              205
                                                                  --------------
   TOTAL PREFERRED STOCKS                                                  4,474
                                                                  --------------
   TOTAL BRAZIL                                                           16,603
                                                                  --------------

CHILE - 0.59%

COMMON STOCKS - 0.59%
      Banco Santander-Chile S.A., ADR ........            1,100               43
      Grupo Enersis SA, ADR ..................           35,020              414
      MASISA S.A., ADR .......................            8,400               66
      United Breweries Co, Inc., ADR .........           13,300              303
                                                                  --------------
   TOTAL CHILE                                                               826
                                                                  --------------

CHINA - 3.62%

COMMON STOCKS - 3.62%
      Bank of China Ltd. @@ + ................          520,000              230
      BYD Company Ltd. .......................           68,400              166
      China Construction Bank + ++ ...........          788,000              345
      China Life Insurance Company Ltd. + ....          264,000              444
      China Petroleum & Chemical Corp. + .....          632,800              355
      China Ping'an Insurance Company Ltd. ...          127,000              425
      China Telecom Corp. Ltd. + .............        2,797,100              922
      Huandian Power International Corp. .....        1,583,800              410
      Huaneng Power International, Inc. + ....          549,900              355
      PICC Property and Casualty Company
         Ltd. + ..............................          898,000              340
      Sinotrans Ltd. .........................        1,130,000              343
      Weiqiao Textile Co. Ltd. ...............          377,600              466
      Yanzhou Coal Mining Co Ltd. + ..........          355,800              251
                                                                  --------------
   TOTAL CHINA                                                             5,052
                                                                  --------------

COLOMBIA - 0.25%

COMMON STOCKS - 0.25%
      BanColombia SA, ADR + ..................           13,100              354
                                                                  --------------

CZECH REPUBLIC - 1.01%

COMMON STOCKS - 1.01%
      Central European Media Enterprises
         Ltd. @@+ ............................           23,100            1,405
                                                                  --------------

HONG KONG - 4.21%

COMMON STOCKS - 4.21%
      Brilliance China Automotive Holdings
         Ltd. + ..............................        1,130,000              174
      China Mobile Ltd. ......................          163,000            1,050
      China Resource Power Holdings Co.
         Ltd. ................................          294,000              241
      CNOOC Ltd. + ...........................        1,374,400            1,173

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Denway Motors Ltd. + ...................        1,720,700   $          553
      Global Bio-chem Technology Group Co.
         Ltd. + ..............................        1,140,800              383
      GOME Electrical Appliances Holdings
         Ltd. + ..............................          507,000              461
      The Grande Holdings Ltd. ...............           91,000               41
      Moulin Global Eyecare Holdings
         Ltd. @@ .............................           96,000               --
      Panva Gas Holdings Ltd. @@ .............          282,000              125
      PetroChina Company Ltd. ................          507,000              575
      Shanghai Industrial Holdings Ltd. + ....          211,900              413
      Shenzhen Investment Ltd. ...............          701,000              198
      Texwinca Holdings Ltd. .................          246,000              158
      TPV Technology Ltd. ....................          281,000              285
      Victory City International Holdings
         Ltd. ................................          169,000               53
                                                                  --------------
   TOTAL HONG KONG                                                         5,883
                                                                  --------------

HUNGARY - 0.77%

COMMON STOCKS - 0.77%
      Gedeon Richter Rt. .....................            2,371              502
      Magyar Telekom Telecommunications
         PLC @@ ..............................          135,200              569
                                                                  --------------
   TOTAL HUNGARY                                                           1,071
                                                                  --------------

INDIA - 7.27%

COMMON STOCKS - 7.27%
      ABB Ltd. ...............................            6,200              321
      Andhra Bank @@ .........................           52,010               82
      Aventis Pharma Ltd. ....................            4,000              117
      Bharat Electronics Ltd. ................           22,100              970
      Bharat Petroleum Corporation Ltd. @@ ...           76,633              515
      Bharti Airtel Ltd. @@ ..................           17,700              145
      Cipla, Ltd. @@ .........................           36,375              185
      Container Corp. @@ .....................            5,900              209
      GAIL (India) Ltd. @@ ...................           32,000              165
      GAIL India Ltd., GDR ++ ................            6,700              204
      Glenmark Pharmaceuticals Ltd. ..........           20,300              133
      Gujarat Ambuja Cements Ltd. ............           58,750              131
      HCL Technologies Ltd. @@ ...............           19,000              211
      HDFC Bank Ltd. .........................           19,700              336
      Hero Honda Motors Ltd. @@ ..............            4,541               68
      Hindalco Industries Ltd. @@ ............           19,080               66
      Hindalco Industries Ltd., GDR ++ .......          181,350              605
      Hindustan Lever Ltd. ...................           84,900              421
      Hindustan Petroleum Corporation
         Ltd. @@ .............................           89,700              433
      Hotel Leelaventure Limited @@ ..........           21,000              119
      Housing Development Finance Corp. ......            8,700              220
      ICICI Bank Ltd., ADR ...................           16,200              423
      Infosys Technologies Ltd. @@ ...........           13,800              489
      ITC Ltd. ...............................           39,000              140
      ITC Ltd., GDR ..........................           22,500               80
      Mahanagar Telephone Nigam Ltd. .........          133,680              402
      Mahanagar Telephone Nigam Ltd., ADR ....            4,500               28

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Mahindra & Mahindra Ltd. ...............           25,600   $          324
      Oil and Natural Gas Corporation Ltd. ...           17,994              453
      Punjab National Bank Ltd. ..............           15,000              122
      Reliance Energy Ltd. @@ ................            3,675               36
      Reliance Industries Ltd. @@ ............           34,420              724
      Siemens India Ltd. @@ ..................           17,300              327
      State Bank of India Ltd., GDR ++ .......           17,000              727
      Union Bank of India @@ .................           28,781               64
      UTI Bank Ltd. ..........................           26,000              167
                                                                  --------------
   TOTAL INDIA                                                            10,162
                                                                  --------------

INDONESIA - 1.91%

COMMON STOCKS - 1.91%
      Bank Central Asia ......................          443,500              204
      Indosat Tbk PT .........................          320,300              151
      PT Astra International Tbk .............          170,200              180
      PT Bank Mandiri ........................        1,701,000              330
      PT Bank Rakyat Indonesia ...............          309,500              146
      PT Gudang Garam Tbk ....................          329,700              338
      PT Indofood Sukses Makmur Tbk ..........        1,882,200              218
      PT Perusahaan Gas Negara ...............          142,500              185
      PT Telekomunikasi Indonesia Tbk ........          965,200              793
      United Tractors Tbk PT .................          210,000              130
                                                                  --------------
   TOTAL INDONESIA                                                         2,675
                                                                  --------------

ISRAEL - 1.38%

COMMON STOCKS - 1.38%
      Bank Hapoalim BM .......................           55,680              249
      Bank Leumi le-Israel B.M. ..............           53,300              189
      Check Point Software Technologies
         Ltd. @@ .............................           24,400              410
      Super-Sol Ltd. @@ ......................           54,100              148
      Taro Pharmaceuticals Industries @@ + ...           18,100              188
      Teva Pharmaceutical Industries Ltd.,
         ADR .................................           22,500              744
                                                                  --------------
   TOTAL ISRAEL                                                            1,928
                                                                  --------------

MALAYSIA - 2.58%

COMMON STOCKS - 2.58%
      AMMB Holdings Berhad ...................          313,700              217
      Bandar Raya Developments Berhad @@ .....           77,000               25
      Commerce Asset-Holding Berhad ..........          126,500              213
      Gamuda Berhad ..........................          334,600              320
      Genting Berhad .........................           81,500              557
      Kuala Lumpur Kepong Berhad .............           40,600              122
      Malayan Banking Berhad .................          243,500              699
      MK Land Holdings Berhad ................          103,300               18
      Proton Holdings Berhad .................           85,100              116
      Resorts World Berhad ...................          125,300              387
      Sime Darby Berhad ......................          539,000              825

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Tenaga Nasional Berhad .................           44,500   $          111
                                                                  --------------
   TOTAL MALAYSIA                                                          3,610
                                                                  --------------

MEXICO - 8.41%

COMMON STOCKS - 8.41%
      America Movil S.A. de C.V., ADR ........           63,865            2,285
      Cemex S.A. de C.V. @@ + ................           84,668              239
      Coca-Cola Femsa, S.A. de C.V., ADR + ...           25,135              765
      Consorcio Ara, S.A. de C.V. @@ .........           33,600              153
      Controladora Commercial Mexicana S.A. de
         C.V. ................................          366,200              718
      Corp GEO SA de CV @@ + .................           82,000              324
      Desc S.A. de C.V. @@ ...................           98,000               83
      Embotelladoras Arca S.A. ...............           75,100              202
      Grupo Aeroportuario del Sureste SAB de
         CV, ADR .............................           12,980              440
      Grupo Continential, S.A ................          224,450              395
      Grupo Financiero Banorte, S.A. de
         C.V. ................................          156,900              431
      Grupo Televisa, S.A., ADR ..............           90,900            1,684
      Kimberly-Clark de Mexico, S.A. de
         C.V. + ..............................           86,500              324
      Organizacion Soriana SA de CV + ........           24,100              110
      Telefonos de Mexico, S.A. de C.V.,
         ADR .................................           58,880            1,380
      Wal-Mart de Mexico, S.A. de C.V. .......          634,284            1,956
      Wal-Mart de Mexico, S.A. de C.V.,
         ADR + ...............................            8,355              259
                                                                  --------------
   TOTAL MEXICO                                                           11,748
                                                                  --------------

MOROCCO - 0.42%

COMMON STOCKS - 0.42%
      Banque Maroc du Commerce Exterieur .....            2,790              311
      ONA (Omnium Nord Africain) .............            1,940              277
                                                                  --------------
   TOTAL MOROCCO                                                             588
                                                                  --------------

PERU - 0.20%

COMMON STOCKS - 0.20%
      Credicorp Ltd. .........................            9,300              286
                                                                  --------------

PHILIPPINES - 0.72%

COMMON STOCKS - 0.72%
      ABS-CBN Broadcasting Corp. @@ ..........          261,800               85
      Banco De Oro Universal Bank @@ .........          104,900               68
      Banco De Oro Universal Bank,
         GDR @@ ++ ...........................           14,600              168
      Bank of the Philippine Islands .........          347,723              365
      Manila Electric Co. @@ .................          279,400              134
      SM Prime Holdings, Inc. ................        1,208,000              193
                                                                  --------------
   TOTAL PHILIPPINES                                                       1,013
                                                                  --------------

POLAND - 2.15%

COMMON STOCKS - 2.15%
      Bank Millennium SA .....................          119,093              233

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Bank Pekao SA ..........................           11,083   $          763
      Polski Koncern Naftowy Orlen S.A. ......           12,087              237
      Powszechna Kasa Oszczednosci Bank
         Polski ..............................           48,015              635
      Telekomunikacja Polska SA. .............           67,600              464
      TVN SA @@ ..............................           19,321              667
                                                                  --------------
   TOTAL POLAND                                                            2,999
                                                                  --------------

RUSSIA - 8.81%

COMMON STOCKS - 8.81%
      CTC Media, Inc. @@ .....................           19,300              366
      Efes Breweries International NV @@ .....            6,282              219
      JSC Surgutneftegaz, ADR + ..............            8,887              654
      LUKOIL Oil Co., ADR ....................           43,388            3,766
      Mining and Metallurgical Company Norilsk
         Nickel, ADR .........................            5,700              778
      NovaTek OAO, GDR .......................           18,486              865
      Novolipetsk Steel, GDR ++ ..............           11,300              243
      RAO Gazprom, ADR .......................           28,149            1,173
      RAO Gazprom, ADR + .....................           37,700            1,571
      Sberbank RF, GDR .......................            7,600            1,353
      Unified Energy System, GDR .............           10,176              748
      Wimm-Bill-Dann Foods, ADR + ............           15,200              574
                                                                  --------------
   TOTAL RUSSIA                                                           12,310
                                                                  --------------

SOUTH AFRICA - 8.77%

COMMON STOCKS - 8.77%
      ABSA Group Ltd. ........................           22,620              334
      African Bank Investments Ltd. ..........          116,140              414
      Alexander Forbes Ltd. ..................          144,087              306
      Aspen Pharmacare Holdings Ltd. .........          115,820              588
      Aveng Ltd. .............................          181,010              563
      Bidvest Group Ltd. .....................           30,704              442
      Gold Fields Ltd. .......................           19,000              392
      Gold Fields Ltd., ADR ..................           31,770              662
      Group Five Ltd. ........................           52,511              223
      Harmony Gold Mining Company Ltd. @@ ....           15,229              216
      Harmony Gold Mining Company Ltd.,
         ADR @@ + ............................            4,787               69
      Illovo Sugar Ltd. ......................           91,600              257
      Impala Platinum Holdings Ltd. ..........            3,619              667
      Murray & Roberts Holdings Ltd. .........           68,050              247
      Nampak Ltd. ............................          240,400              623
      Naspers Ltd. ...........................           47,950              841
      Nedbank Group Ltd. .....................           68,932            1,092
      Network Healthcare Holdings Ltd. .......           68,620               96
      Pretoria Portland Cement Co. Ltd. ......            6,470              345
      Reunert Ltd. ...........................           39,190              375
      Sanlam Ltd. ............................          361,980              801
      Sappi Ltd. .............................           58,240              817
      Sasol Ltd. .............................           21,430              771
      Shoprite Holdings Ltd. .................          121,100              424

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Standard Bank Group Ltd. ...............              500   $            6
      Steinhoff International Holdings Ltd. ..           65,659              201
      Tiger Brands Ltd. ......................           22,657              490
                                                                  --------------
   TOTAL SOUTH AFRICA                                                     12,262
                                                                  --------------

SOUTH KOREA - 15.20%

COMMON STOCKS - 14.71%
      CDNetworks Co. Ltd. @@ .................            1,747               66
      Cheil Communications, Inc. .............              747              150
      Cheil Industries, Inc. .................            6,200              228
      Daelim Industrial Company Ltd. .........            4,322              287
      Daewoo Heavy Industries and Machinery
         Ltd. ................................            7,630              125
      Doosan Heavy Industries and
         Construction Ltd. ...................            4,530              170
      GS Holdings Corp. ......................            5,470              190
      Hanjin Heavy Industries & Construction
         Company Ltd. ........................            7,500              212
      Hanmi Pharmaceutical Company Ltd. ......               43                4
      Hanwha Chemical Corp. ..................           39,190              364
      The Hite Co., Ltd. .....................            2,450              291
      Hynix Semiconductor, Inc. @@ ...........            9,200              313
      Hynix Semiconductor, Inc., GDR @@ ++ ...            5,500              186
      Hyundai Department Store Co. Ltd. ......            3,238              235
      Hyundai Engineering & Construction Co.
         Ltd. ................................              770               72
      Hyundai Heavy Industries ...............            1,270              150
      Hyundai Mobis ..........................            3,530              293
      Hyundai Motor Company Ltd. .............            9,310              712
      Industrial Bank of Korea ...............           12,460              223
      Kangwon Land Inc. ......................            4,631               82
      Kookmin Bank ...........................           19,381            1,692
      Kookmin Bank, ADR ......................            4,350              375
      Korea Electric Power Corp. .............           32,095            1,203
      Korea Electric Power Corp., ADR ........            7,000              134
      Korea Exchange Bank Credit @@ ..........            3,550               46
      Korea Zinc Co. Ltd. ....................            3,580              317
      KT Corp. ...............................            1,690               69
      KT Corp., ADR ..........................           38,600              833
      Kumho Tire Co., Inc. ...................           37,070              439
      Kumho Tire Company, Inc., GDR ++ .......            9,900               57
      LG Chemical ............................           18,710              671
      LG Construction Co. ....................            5,850              392
      LG Electronics, Inc. ...................           13,520              793
      LG Telecom Ltd. @@ .....................           13,510              146
      LG.Philips LCD Co. Ltd. @@ .............           16,720              589
      Lotte Shopping Co. Ltd. ................            1,275              438
      Lotte Shopping Co. Ltd., GDR @@ ++ .....           17,300              295
      NHN Corp. ..............................            3,570              397
      Orion Corp. ............................            1,662              418

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      POSCO ..................................            1,989   $          485
      POSCO, ADR .............................            3,070              190
      Samsung Electronics Co. Ltd. ...........            3,508            2,233
      Samsung Fire & Marine Insurance Co. ....
         Ltd. ................................            2,540              343
      Samsung SDI Co. Ltd. ...................            4,290              287
      Shinhan Financial Group Company Ltd. ...           17,370              855
      Shinsegae Co. Ltd. .....................              282              139
      SK Corp. ...............................           10,901              763
      SK Telecom Co. Ltd., ADR ...............           33,230              778
      SK Telecom Company Ltd. ................            2,761              574
      Woongjin Coway Co. Ltd. ................           11,230              252
                                                                  --------------
   TOTAL COMMON STOCKS                                                    20,556
                                                                  --------------

PREFERRED STOCKS - 0.49%
      Hyundai Motor Co. ......................            4,750              228
      Samsung Electronics Co. Ltd. ...........              957              456
                                                                  --------------
   TOTAL PREFERRED STOCKS                                                    684
                                                                  --------------
   TOTAL SOUTH KOREA                                                      21,240
                                                                  --------------

TAIWAN - 10.49%

COMMON STOCKS - 10.49%
      Accton Technology Corp. @@ .............            9,000                4
      Advanced Semiconductor Engineering,
         Inc. ................................           92,118               81
      Benq Corp. .............................          603,550              327
      Catcher Technology Co. Ltd. @@ .........           22,000              225
      Cathay Financial Holding Co. Ltd. ......          139,000              297
      Chang Hwa Commercial Bank @@ ...........          489,000              314
      China Motor Corp. ......................          389,860              336
      Chinatrust Financial Holding Co. Ltd. ..          726,026              565
      Chunghwa Telecom Co. Ltd., ADR .........           33,500              622
      Compal Electronics, Inc. ...............          943,346              860
      Delta Electronics, Inc. ................          320,966              865
      Epistar Corp. ..........................           71,383              205
      Everlight Electronics Co. Ltd. @@ ......          107,000              274
      Far Eastern Textile Co. Ltd. @@ ........          196,000              148
      First Financial Holding Co. Ltd. .......          970,250              695
      Fubon Financial Holding Co. Ltd. .......          417,000              330
      High Tech Computer Corp. ...............           19,200              427
      HON HAI Precision Industry Co. Ltd. ....           24,172              143
      Largan Precision Co. Ltd. @@ ...........           16,158              340
      MediaTek, Inc. @@ ......................           53,000              483
      Nien Hsing Textile Co. Ltd. ............          285,000              146
      Nien Made Enterprise Company Ltd. ......          175,380              161
      Novatek Microelectronics Corp. Ltd. ....           42,175              207
      Optimax Technology Corp. ...............          243,090              204
      Powerchip Semiconductor Corp. ..........          267,000              175
      Quanta Computer, Inc. @@ ...............          623,712              890
      Radiant Opto-Electronics Corp. .........           76,650              111
      Shin Kong Financial Holding Company
         Ltd. ................................          468,743              487

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Silitech Technology Corp. @@ ...........            2,000   $           12
      SinoPac Financial Holdings Co. Ltd. ....        1,772,987              864
      Sunplus Technology Co. Ltd. ............          266,662              247
      Taishin Financial Holdings Co. Ltd. ....          201,758              111
      Taiwan Cement Corp. @@ .................          298,000              220
      Taiwan Mobile Co. Ltd. .................          297,635              275
      Taiwan Semiconductor Manufacturing Co.
         Ltd. ................................            4,000                7
      Transcend Information, Inc. @@ .........           90,000              200
      Tripod Technology Corp. @@ .............           62,000              190
      Tsann Keun Enterprise Co. Ltd. .........           95,720              122
      Unimicron Technology Corp. @@ ..........          136,000              166
      United Microelectronics Corp. ..........        3,005,366            1,652
      United Microelectronics Corp., ADR + ...           21,900               67
      Wintek Corp. ...........................            1,100                1
      Wistron Corp. ..........................          154,422              162
      Yaego Corp. @@ .........................        1,303,000              442
                                                                  --------------
   TOTAL TAIWAN                                                           14,660
                                                                  --------------

THAILAND - 1.96%

COMMON STOCKS - 1.96%
      Advanced Info Services PCL .............           23,000               50
      Bangkok Bank PCL .......................           50,400              141
      Charoen Pokphand Foods PCL .............        1,194,900              159
      CP Seven Eleven PCL *...................        1,207,300              217
      Delta Electronics PCL ..................          289,200              128
      Italian-Thai Development PCL *..........          183,800               26
      Kasikornbank PCL .......................          385,200              651
      Krung Thai Bank PCL ....................        1,607,700              446
      Lalin Property PCL *....................          148,400               18
      Land & Houses PCL ......................          193,200               38
      PTT Exploration & Production PCL .......           30,600               91
      PTT Public Company Ltd. ................           27,300              157
      Siam Commercial Bank PCL ...............          325,000              485
      Siam Makro PCL *........................           75,400              138
                                                                  --------------
   TOTAL THAILAND                                                          2,745
                                                                  --------------

TURKEY - 1.63%

COMMON STOCKS - 1.63%
      Akcansa Cimento A.S. ...................           55,841              272
      BIM Birlesik Magazalar A.S. ............            9,880              312
      Dogan Yayin Holding @@ .................          112,163              379
      Enka Insaat ve Sanayi A.S. .............                1               --
      Hurriyet Gazetecilik ve Matbaacilik
         A.S. ................................           46,563              108
      Tupras-Turkiye Petrol Rafinerileri
         A.S. ................................            1,643               31
      Turkiye Garanti Bankasi A.S. ...........          147,042              422
      Turkiye Is Bankasi (Isbank) ............           90,970              486
      Turkiye Vakiflar Bankasi T.A.O. ........           31,400              132

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
Yapi ve Kredi Bankasi A.S. @@ ................           83,856   $          132
                                                                  --------------
TOTAL TURKEY                                                               2,274
                                                                  --------------

SHORT TERM INVESTMENTS - 3.99%
      American Beacon Money Market Select
         Fund # ..............................        5,188,882            5,189

                                                   PAR AMOUNT
                                                 --------------
      United States Treasury Bill,
         4.80%, Due 9/7/2006 ss. .............   $          390              388
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS                                            5,577
                                                                  --------------

                                                     SHARES
                                                 --------------
SECURITIES LENDING COLLATERAL - 7.74%
      American Beacon Enhanced Cash Trust # ..        7,157,654            7,157
      American Beacon Money Market Select
         Fund # ..............................        3,655,725            3,656
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                    10,813
                                                                  --------------
TOTAL INVESTMENTS 106.37% - (COST $121,638)                              148,663

LIABILITIES, NET OF OTHER ASSETS - (6.37%)                                (8,901)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $      139,762
                                                                  ==============

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,830 or 2.02% of net assets.

#    The Fund/Trust is affiliated by having the same investment advisor.

ss. At July 31, 2006, security pledged as collateral for open futures contracts.

* Valued at fair value pursuant to procedures approved by the Board of Trustees.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Emini S&P 500 Index ........      107       Sep 2006     $6,858        $130
                                                         ======        ====

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                               SETTLEMENT   MARKET    UNREALIZED
                                                  DATE      VALUE    GAIN/(LOSS)
                                               ----------   ------   -----------
CONTRACTS TO DELIVER
      2,784 South African Rand .............    8/14/2006   $  400      $(18)
                                                            ------      ----
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $382)                                 $  400      $(18)
                                                            ------      ----
CONTRACTS TO RECEIVE
      16,161 South African Rand ............    8/14/2006   $2,325      $153
                                                            ------      ----
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $2,172)                                  $2,325      $153
                                                            ------      ----
NET CURRENCY FLUCTUATION                                                $135
                                                                        ====

SECTOR DIVERSIFICATION

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Consumer Discretionary ............................................      13.42%
Consumer Staples ..................................................       5.00%
Energy ............................................................      11.92%
Financials ........................................................      20.33%
Health Care .......................................................       2.10%
Industrials .......................................................       9.75%
Information Technology ............................................       9.72%
Materials .........................................................       8.27%
Telecommunication Services ........................................       9.91%
Utilities .........................................................       4.22%
Short Term Investments ............................................      11.73%
Liabilities, Net of Other Assets ..................................      (6.37)%
                                                                      ----------
                                                                        100.00%
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 90.70%

AUTO COMPONENTS - 4.09%
   ArvinMeritor, Inc., 8.75%,
      Due 3/1/2012 + .........................   $          750   $          726
   Asbury Automotive Group, Inc.,
      9.00%, Due 6/15/2012 ...................            1,575            1,587
      8.00%, Due 3/15/2014 ...................              800              781
   The Goodyear Tire & Rubber Co., 11.25%,
      Due 3/1/2011 ...........................            1,000            1,090
   Group 1 Automotive, Inc., 8.25%,
      Due 8/15/2013 ..........................              750              756
   Pep Boys, Inc., 7.50%, Due 12/15/2014 .....            1,700            1,496
   Stanadyne Corp., 10.00%, Due 8/15/2014 ....            1,000              960
   Tenneco, Inc.,
      10.25%, Due 7/15/2013 ..................            1,400            1,526
      8.625%, Due 11/15/2014 + ...............            1,000              992
   TriMas Corp., 9.875%, Due 6/15/2012 .......            1,500            1,384
   United Components, Inc., 9.375%,
      Due 6/15/2013 ..........................            2,250            2,213
                                                                  --------------
                                                                          13,511
                                                                  --------------

BASIC MATERIALS - 0.33%
   Lyondell Chemical Co., 11.125%,
      Due 7/15/2012 ..........................            1,000            1,089
                                                                  --------------

COMMERCIAL SERVICES - 2.02%
   Iron Mountain, Inc., 6.625%,
      Due 1/1/2016 ...........................            2,000            1,830
   Mobile Services Group, Inc., 9.75%,
      Due 8/1/2014 ++ ........................            1,000            1,012
   NationsRent Companies, 9.50%,
      Due 5/1/2015 ...........................              450              525
   United Rentals North America, Inc., 6.50%,
      Due 2/15/2012 ..........................            2,400            2,268
   WH Holdings (Cayman Islands) Ltd., 9.50%,
      Due 4/1/2011 ...........................              950            1,043
                                                                  --------------
                                                                           6,678
                                                                  --------------

COMMUNICATIONS - 10.56%
   Cadmus Communications Corp., 8.375%,
      Due 6/15/2014 ..........................            1,700            1,662
   Charter Communications Holdings, 10.25%,
      Due 9/15/2010 ..........................            2,425            2,449
   Charter Communications Operations, 8.375%,
      Due 4/30/2014 ++ .......................              800              806
   CSC Holdings, Inc., 7.25%, Due 7/15/2008 ..            2,150            2,163
   Dex Media, Inc.,
      9.875%, Due 8/15/2013 ..................            1,000            1,077
      Zero Coupon, Due 11/15/2013 @@   .......            2,286            1,886
   Dobson Cellular Systems, Inc., 8.375%,
      Due 11/1/2011 ++ .......................            1,800            1,863
   Echostar DBS Corp.,
      8.758%, Due 10/1/2008 ..................            1,000            1,014
      6.625%, Due 10/1/2014 ..................            2,350            2,268
   FTD, Inc., 7.75%, Due 2/15/2014 ...........              923              888
   Houghton Mifflin Co., 8.25%,
      Due 2/1/2011 ...........................            2,405            2,429
   Insight Communications Co., Inc., 12.25%,
      Due 2/15/2011 ..........................            2,875            3,051
   Intelsat Bermuda Ltd., 9.25%,
      Due 6/15/2016 ++ .......................            2,000            2,045
   Intelsat Subsidiary Holding Co Ltd.,
      8.25%, Due 1/15/2013 ...................              400              391
      8.625%, Due 1/15/2015 ..................              500              495

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   The Interpublic Group of Companies, Inc.,
      6.25%, Due 11/15/2014 ..................   $          600   $          486
   Kabel Deutschland GMBH, 10.625%,
      Due 7/1/2014 + ++ ......................            2,500            2,650
   Level 3 Communications, Inc., 11.00%,
      Due 3/15/2008 + ........................            1,400            1,435
   Level 3 Financing, Inc., 12.25%,
      Due 3/15/2013 ++ .......................              500              547
   Mastec, Inc., 7.75%, Due 2/1/2008 .........            1,500            1,493
   Network Communications, Inc., 10.75%,
      Due 12/1/2013 ++ .......................            1,000            1,000
   Nortel Networks Ltd., 9.73%,
      Due 7/15/2011 ++ # .....................            1,750            1,759
   Rural Cellular Corp., 8.25%,
      Due 3/15/2012 ++ .......................            1,000            1,033
                                                                  --------------
                                                                          34,890
                                                                  --------------

CONSTRUCTION & ENGINEERING - 1.92%
   Beazer Homes USA, Inc., 8.375%,
      Due 4/15/2012 ..........................            1,250            1,225
   K. Hovnanian Enterprises, Inc., 8.875%,
      Due 4/1/2012 + .........................            2,700            2,585
   KB Home,
      7.75%, Due 2/1/2010 ....................            1,000              991
      9.50%, Due 2/15/2011 ...................            1,500            1,551
                                                                  --------------
                                                                           6,352
                                                                  --------------

CONSUMER DISCRETIONARY - 1.54%
   Simmons Bedding Co., 7.875%,
      Due 1/15/2014 + ........................            1,000              942
   Technical Olympic USA, Inc., 8.25%,
      Due 4/1/2011 ++ ........................            1,250            1,147
   TRW Automotive, Inc., 9.375%,
      Due 2/15/2013 ..........................            2,825            3,002
                                                                  --------------
                                                                           5,091
                                                                  --------------

CONSUMER SERVICES - 0.19%
   Avis Budget Car Rental LLC/Avis
      Budget Finance, Inc.,
      7.75%, Due 5/15/2016 ++ ................              650              634
                                                                  --------------

CONSUMER STAPLES - 3.66%
   Avis Budget Car Rental LLC/Avis Budget
      Finance, Inc., 7.625%,
      Due 5/15/2014 ++ .......................            1,350            1,323
   Blyth, Inc., 5.50%,
      Due 11/1/2013 ..........................            1,500            1,192
   Encore Medical Corp., 9.75%,
      Due 10/1/2012 ..........................            3,500            3,832
   Prestige Brands, Inc., 9.25%,
      Due 4/15/2012 ..........................            2,000            1,970
   Reynolds American, Inc., 7.30%,
      Due 7/15/2015 ++ .......................            1,350            1,351
   United Rentals North America, Inc., 7.75%,
      Due 11/15/2013 .........................            1,500            1,429
   United Surgical Partners International,
      Inc., 10.00%, Due 12/15/2011 ...........              950            1,011
                                                                  --------------
                                                                          12,108
                                                                  --------------

ENERGY - 9.35%
   AmeriGas Partners LP/AmeriGas Eagle
      Finance Corp., 7.125%, Due 5/20/2016 ...            1,400            1,351
   AmeriGas Partners, L.P., 7.25%,
      Due 5/20/2015 ..........................            1,500            1,455
   Browning-Ferris Industries, Inc., 9.25%,
      Due 5/1/2021 ...........................            1,250            1,266
   Chesapeake Energy Corp.,
      7.625%, Due 7/15/2013 ..................            1,750            1,778
      7.50%, Due 9/15/2013 ...................            1,150            1,157
      6.875%, Due 1/15/2016 ..................              700              675
   Clayton Williams Energy, Inc., 7.75%,
      Due 8/1/2013 ...........................            1,000              930
   Energy Partners Ltd., 8.75%,
      Due 8/1/2010 ...........................            2,000            1,945
   Holly Energy Partners, 6.25%,
      Due 3/1/2015 ...........................            1,450            1,327

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   Inergy L.P./Inergy Finance Corp., 6.875%,
      Due 12/15/2014 .........................   $        2,224   $        2,096
   Massey Energy Co., 6.875%,
      Due 12/15/2013 .........................            3,000            2,768
   Mirant Americas Generation LLC, 8.30%,
      Due 5/1/2011 ...........................            2,250            2,194
   Mission Energy Holding Co., 13.50%,
      Due 7/15/2008 ..........................            1,750            1,956
   NRG Energy, Inc., 7.375%,
      Due 2/1/2016 ...........................            1,750            1,711
   PetroHawk Energy Corp., 9.125%,
      Due 7/15/2013 ++ .......................            1,125            1,150
   PetroQuest Energy, Inc., 10.375%,
      Due 5/15/2012 ..........................            3,000            3,112
   Pogo Producing Co., 7.875%,
      Due 5/1/2013 ++ ........................              750              763
   Swift Energy Co.,
      7.625%, Due 7/15/2011 ..................              900              900
      9.375%, Due 5/1/2012 ...................            1,000            1,055
   Tenaska, Inc., 6.528%,
      Due 12/30/2014 ++ ......................            1,351            1,314
                                                                  --------------
                                                                          30,903
                                                                  --------------

FINANCE - 5.45%
   American Real Estate Partners, L.P.,
      7.125%, Due 2/15/2013 ..................            1,500            1,474
   CPI International, Inc., 10.561%,
      Due 2/1/2015 # .........................            1,750            1,811
   Crum & Forster Holdings Corp., 10.375%,
      Due 6/15/2013 ..........................            2,000            2,040
   E*Trade Financial Corp., 8.00%,
      Due 6/15/2011 ..........................            3,075            3,160
   Ford Motor Credit Co., 7.375%,
      Due 10/28/2009 .........................            1,000              943
   National Health Investors, Inc., 7.30%,
      Due 7/16/2007 ..........................            1,000            1,007
   Odyssey Re Holdings Corp., 7.65%,
      Due 11/1/2013 ..........................              600              571
   Rainbow National Services LLC, 10.375%,
      Due 9/1/2014 ++ ........................              750              838
   Residential Capital Corp., 7.337%,
      Due 4/17/2009 ++ # .....................            1,900            1,898
   Stripes Acquisition LLC, 10.625%,
      Due 12/15/2013 ++ ......................            1,750            1,838
   Thornburg Mortgage, Inc., 8.00%,
      Due 5/15/2013 ..........................            2,500            2,437
                                                                  --------------
                                                                          18,017
                                                                  --------------

FOOD & DRUG RETAILING - 0.93%
   Rite Aid Corp.,
      8.125%, Due 5/1/2010 + .................            2,000            2,032
      9.50%, Due 2/15/2011 ...................            1,000            1,045
                                                                  --------------
                                                                           3,077
                                                                  --------------

FOOD PRODUCTS - 0.75%
   Pilgrim's Pride Corp., 9.625%,
      Due 9/15/2011 + ........................            2,348            2,460
                                                                  --------------

FOOD/RESTAURANT - 0.52%
   Cott Beverages USA, Inc., 8.00%,
      Due 12/15/2011 .........................            1,700            1,717
                                                                  --------------

HEALTH CARE - 5.42%
   Athena Neurosciences Financial LLC,
      7.25%, Due 2/21/2008 ...................            2,800            2,786
   DaVita, Inc., 7.25%, Due 3/15/2015 ........            2,000            1,913
   HCA, Inc.,
      6.95%, Due 5/1/2012 ....................              900              790
      6.30%, Due 10/1/2012 ...................            2,000            1,680
   Interactive Health, 8.00%, Due 4/1/2011
      ++ .....................................            1,259            1,007
   Omnicare, Inc., 6.875%,
      Due 12/15/2015 .........................            2,050            1,978

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   Select Medical Corp., 7.625%,
      Due 2/1/2015 + .........................   $        1,250   $        1,063
   Skilled Healthcare Group, Inc., 11.00%,
      Due 1/15/2014 ++ .......................            1,300            1,365
   Triad Hospitals, Inc., 7.00%,
      Due 11/15/2013 .........................            1,750            1,671
   US Oncology Holdings, Inc., 10.32%,
      Due 3/15/2015 # ........................            1,000            1,016
   US Oncology, Inc.,
      9.00%, Due 8/15/2012 ...................            1,500            1,560
      10.75%, Due 8/15/2014 ..................            1,000            1,085
                                                                  --------------
                                                                          17,914
                                                                  --------------

HOTELS, RESTAURANTS & LEISURE - 3.69%
   AMF Bowling Worldwide, Inc., 10.00%,
      Due 3/1/2010 ...........................            1,950            2,004
   Majestic Star Casino LLC,
      9.50%, Due 10/15/2010 ..................            1,000            1,035
      9.50%, Due 10/15/2010 ++ ...............              500              517
   MGM Mirage,
      6.75%, Due 4/1/2013 ++ .................              500              480
      6.875%, Due 4/1/2016 ++ ................            2,750            2,592
   San Pasqual Casino Development Group,
      8.00%, Due 9/15/2013 ++ ................            1,800            1,809
   Turning Stone Casino Resort, 9.125%,
      Due 12/15/2010 ++ ......................            3,710            3,747
                                                                  --------------
                                                                          12,184
                                                                  --------------

INDUSTRIALS - 23.04%
   ACIH, Inc., Zero Coupon,
      Due 12/15/2012 @@ ++ # .................            2,325            1,831
   Ahern Rentals, Inc., 9.25%,
      Due 8/15/2013 ..........................            2,000            2,020
   Ainsworth Lumber Company Ltd., 6.75%,
      Due 3/15/2014 ..........................            1,000              735
   Alpha Natural Resources, LLC, 10.00%,
      Due 6/1/2012 ...........................            2,000            2,125
   Altra Industrial Motion, Inc., 9.00%,
      Due 12/1/2011 ..........................            1,575            1,583
   AMC Entertainment, Inc.,
      9.42%, Due 8/15/2010 # .................            1,275            1,315
      9.875%, Due 2/1/2012 + .................            1,000            1,009
   Borden, Inc., 9.20%, Due 3/15/2021 ........            1,000              925
   Case New Holland, Inc.,
      9.25%, Due 8/1/2011 ....................            1,500            1,581
      7.125%, Due 3/1/2014 ...................            1,000              973
   Casella Waste Systems, Inc., 9.75%,
      Due 2/1/2013 ...........................            2,020            2,121
   Celestica, Inc., 7.875%,
      Due 7/1/2011 + .........................            2,000            1,980
   CHC Helicopter Corp., 7.375%,
      Due 5/1/2014 ...........................            1,787            1,680
   Cinemark, Inc., Zero Coupon,
      Due 3/15/2014 @@ # .....................            1,350            1,060
   Clean Harbors, Inc., 11.25%,
      Due 7/15/2012 ..........................              650              731
   Communications & Power Industries, Inc.,
      8.00%, Due 2/1/2012 ....................            1,500            1,500
   Corrections Corporation of America,
      7.50%, Due 5/1/2011 ....................              500              505
   Crystal US Holdings 3 LLC / Crystal US
      Sub 3 Corp, 10.50%,
      Due 10/1/2014 # ........................            3,990            3,112
   Dycom Industries, Inc., 8.125%,
      Due 10/15/2015 .........................            1,500            1,508
   Education Management LLC, 8.75%,
      Due 6/1/2014 ++ ........................            1,750            1,754
   Ford Motor Credit Co.,
      5.80%, Due 1/12/2009 ...................            1,700            1,580
      9.957%, Due 4/15/2012 # ................              800              824

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   GenCorp, Inc., 9.50%, Due 8/15/2013 .......   $        1,500   $        1,567
   General Motors Acceptance Corp.,
      6.875%, Due 9/15/2011 ..................            2,825            2,735
      6.75%, Due 12/1/2014 + .................              600              565
   General Motors Corp., 7.70%, Due
      4/15/2016 + ............................            1,300            1,102
   The Greenbrier Companies, Inc., 8.375%,
      Due 5/15/2015 ..........................              975              991
   GST Equipment Funding, Inc., 13.25%,
      Due 5/1/2007 ss. [ ] ...................            2,500               --
   HCA, Inc., 5.75%, Due 3/15/2014 ...........              875              687
   Intertape Polymer US, Inc., 8.50%,
      Due 8/1/2014 ...........................            1,300            1,202
   Jacuzzi Brands, Inc., 9.625%,
      Due 7/1/2010 ...........................            2,000            2,115
   Jefferson Smurfit Corp., 8.25%, Due
      10/1/2012 + ............................            1,000              945
   Kinetek, Inc., 10.75%, Due 11/15/2006 .....            3,000            2,970
   NBTY, Inc., 7.125%, Due 10/1/2015 .........            1,800            1,692
   Nell AF SARL, 8.375%, Due 8/15/2015 + ++ ..            1,500            1,457
   Owens-Brockway Glass Containers, Inc.,
      8.875%, Due 2/15/2009 ..................              879              906
      8.75%, Due 11/15/2012 ..................            2,250            2,374
      8.25%, Due 5/15/2013 ...................            1,000            1,012
   Pipe Acquisition Finance PLC, 11.67%,
      Due 12/15/2010 ++ # ....................            1,100            1,089
   Plastipak Holdings, Inc., 8.50%,
      Due 12/15/2015 ++ ......................            1,475            1,460
   Polypore, Inc., 8.75%,
      Due 5/15/2012 + ........................              725              693
   Reynolds American, Inc., 7.625%,
      Due 6/1/2016 ++ ........................            2,500            2,546
   Samsonite Corp., 8.875%,
      Due 6/1/2011 ...........................            2,500            2,594
   Solectron Corp., 7.97%,
      Due 11/15/2006 .........................            1,500            1,492
   Stewart & Stevenson LLC, 10.00%,
      Due 7/15/2014 ++ .......................            1,000            1,015
   Superior Essex Communications, 9.00%,
      Due 4/15/2012 ..........................            2,400            2,436
   Terex Corp.,
      9.25%, Due 7/15/2011 ...................            1,000            1,060
      7.375%, Due 1/15/2014 + ................            1,760            1,747
   UNOVA, Inc., 7.00%, Due 3/15/2008 .........            4,250            4,229
   WCA Waste Corp., 9.25%,
      Due 6/15/2014 ++ .......................            1,000            1,018
                                                                  --------------
                                                                          76,151
                                                                  --------------

MATERIALS - 7.75%
   Abitibi-Consolidated, Inc.,
   8.55%, Due 8/1/2010 + .....................              500              482
   6.00%, Due 6/20/2013 ......................            1,000              820
   BCI US Finance Corp., 11.007%,
      Due 7/15/2010 ++ # .....................            2,000            2,040
   Compass Minerals International, Inc.,
      Zero Coupon, Due 6/1/2013 @@ # .........            1,825            1,679
   Earle M. Jorgensen Co., 9.75%,
      Due 6/1/2012 ...........................            1,655            1,763
   Freeport-McMoRan Copper & Gold, Inc.,
      6.875%, Due 2/1/2014 ...................            2,350            2,291
   Hercules, Inc., 6.75%, Due 10/15/2029 .....            1,750            1,636
   Ineos Group Holdings Plc, 8.50%,
      Due 2/15/2016 + ++ .....................            2,000            1,875
   Lyondell Chemical Co., 10.875%,
      Due 5/1/2009 ...........................            2,500            2,550
   Neenah Paper, Inc., 7.375%,
      Due 11/15/2014 .........................            2,450            2,278
   The Newark Group, Inc., 9.75%,
      Due 3/15/2014 ..........................            2,200            2,101

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   OM Group, Inc., 9.25%, Due 12/15/2011 .....   $        1,750   $        1,811
   Phibro Animal Health Corp.,
      13.00%, Due 12/1/2007 ..................              500              515
      10.00%, Due 8/1/2013 ++ ................            1,250            1,250
   Rhodia SA, 10.25%, Due 6/1/2010 + .........            2,325            2,517
                                                                  --------------
                                                                          25,608
                                                                  --------------

MEDIA - 3.38%
   Advanstar Communications, Inc.,
      10.75%, Due 8/15/2010 ..................            1,500            1,609
      12.00%, Due 2/15/2011 ..................            1,375            1,447
   Allbritton Communications Co., 7.75%,
      Due 12/15/2012 .........................            1,608            1,592
   American Media Operations, Inc., 10.25%,
      Due 5/1/2009 ...........................            2,500            2,341
   LBI Media, Inc., 10.125%,
      Due 7/15/2012 ..........................            1,000            1,060
   The Sheridan Group, Inc., 10.25%,
      Due 8/15/2011 ..........................            2,125            2,146
   Warner Music Group, 7.375%,
      Due 4/15/2014 ..........................            1,000              965
                                                                  --------------
                                                                          11,160
                                                                  --------------

RETAIL - 2.38%
   Jostens Holding, 10.25%,
   Due 12/1/2013 # ...........................            1,900            1,501
   Jostens IH Corp., 7.625%,
      Due 10/1/2012 ..........................              950              920
   Phillips-Van Heusen Corp.,
      8.125%, Due 5/1/2013 ...................              735              753
      7.75%, Due 11/15/2023 ..................            1,800            1,800
   Rafaella Apparel Group, Inc., 11.25%,
      Due 6/15/2011 ++ .......................            1,500            1,448
   Woolworth Corp., 8.50%, Due 1/15/2022 .....            1,550            1,453
                                                                  --------------
                                                                           7,875
                                                                  --------------

SERVICES - 0.84%
   Knowledge Learning Corp, Inc., 7.75%,
      Due 2/1/2015 ++ ........................            3,000            2,760
                                                                  --------------

TECHNOLOGY - 1.68%
   Amkor Technology, Inc.,
      7.75%, Due 5/15/2013 ...................              500              442
      9.25%, Due 6/1/2016 ....................            2,500            2,300
   Sungard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ..................              775              791
      10.25%, Due 8/15/2015 ..................            2,000            2,028
                                                                  --------------
                                                                           5,561
                                                                  --------------

TELECOMMUNICATION SERVICES - 1.21%
   Block Communications, Inc., 8.25%,
      Due 12/15/2015 ++ ......................            2,000            1,920
   Stratos Global Corp., 9.875%,
      Due 2/15/2013 ++ .......................            1,200            1,044
   Windstream Corp., 8.625%,
      Due 8/1/2016 ++ ........................            1,000            1,040
                                                                  --------------
                                                                           4,004
                                                                  --------------
   TOTAL CORPORATE OBLIGATIONS                                           299,744
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 10.86%
   American Beacon Money Market Select
      Fund @ .................................       35,879,499   $       35,879
                                                                  --------------

SECURITIES LENDING COLLATERAL - 6.29%
   AIM Short-Term Investment Company Liquid
      Asset Fund .............................          250,315              250

                                                   PAR AMOUNT
                                                 --------------
   Citigroup Global Markets, Inc. Master
      Note ...................................   $       10,000           10,000
   Merrill Lynch Pierce Fenner & Smith, Inc.
      Tri Party Repo .........................           10,000           10,000
   Park Granada LLC ..........................              530              530
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                    20,780
                                                                  --------------
TOTAL INVESTMENTS - 107.85% (COST $361,157)                       $      356,403

LIABILITIES, NET OF OTHER ASSETS - (7.85%)                               (25,944)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $      330,459
                                                                  ==============

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,035 or 18.77% of net assets

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ss.  In Default

[ ] Valued at fair value pursuant to procedures approved by the Board of Trustees.

@    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 28.93%

BANKS - 3.73%
   Banco Popular North America, Inc., 4.25%,
      Due 4/1/2008 ...........................   $          200   $          195
   Bank of America Corp., 3.375%, Due
      2/17/2009 ..............................              200              191
   Bank One Corp.,
      5.90%, Due 11/15/2011 ..................              440              445
      4.90%, Due 4/30/2015 ...................              200              186
   Capital One Bank,
      6.70%, Due 5/15/2008 ...................              350              357
      5.125%, Due 2/15/2014 ..................              220              210
   Capital One Financial Corp., 4.80%, Due
      2/21/2012 ..............................              235              223
   Credit Suisse First Boston, 6.50%, Due
      5/1/2008 ++ ............................              350              355
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ .....              250              239
   PNC Funding Corp., 4.20%, Due 3/10/2008 ...              355              348
   Synovus Financial Corp., 4.875%, Due
      2/15/2013 ..............................              200              192
   Washington Mutual Finance Corp., 6.875%,
      Due 5/15/2011 ..........................              230              242
   Washington Mutual, Inc., 4.625%, Due
      4/1/2014 ...............................              300              273
                                                                  --------------
                                                                           3,456
                                                                  --------------

COMMUNICATIONS - 1.69%
   Comcast Cable Communications Holdings,
      Inc., 8.375%, Due 3/15/2013 ............              300              336
   Comcast Corp.,
      7.625%, Due 2/15/2008 ..................              230              236
      5.30%, Due 1/15/2014 ...................              220              209
   Telefonica Emisones SAU, 5.984%, Due
      6/20/2011 ..............................              160              161
   Time Warner, Inc.,
      6.75%, Due 4/15/2011 ...................              200              206
      7.70%, Due 5/1/2032 ....................              250              272
   Viacom, Inc., 6.25%, Due 4/30/2016 ++ .....              155              150
                                                                  --------------
                                                                           1,570
                                                                  --------------

ELECTRIC/GAS - 2.95%
   Columbus Southern Power Co., 5.50%, Due
      3/1/2013 ...............................              320              313
   FPL Group Capital, Inc., 5.551%, Due
      2/16/2008 ..............................              230              230
   Georgia Power Co., 4.875%, Due 7/15/2007 ..              270              269
   Kinder Morgan Finance Co. ULC, 5.70%, Due
      1/5/2016 ...............................              200              175
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ..................              405              405
      6.125%, Due 4/1/2036 ++ ................              300              289
   PSI Energy, Inc., 6.05%, Due 6/15/2016 ....              205              204
   Public Service Enterprise Group, Inc.,
      6.95%, Due 6/1/2012 ....................              355              371
   Southern Company Capital Funding, Inc.,
      5.30%, Due 2/1/2007 ....................              220              219
   Xcel Energy, Inc., 7.00%, Due 12/1/2010 ...              250              262
                                                                  --------------
                                                                           2,737
                                                                  --------------
FINANCE - 8.53%
   American General Finance Corp.,
      5.375%, Due 9/1/2009 + .................              385              384

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      4.875%, Due 5/15/2010 ..................   $          200   $          195
   American International Group, Inc., 6.25%,
      Due 5/1/2036 ++ ........................              300              298
   Ameriprise Financial, Inc., 5.35%, Due
      11/15/2010 .............................              290              287
   The Bear Stearns Cos., Inc., 2.875%, Due
      7/2/2008 ...............................              400              382
   The Chubb Corp., 4.934%, Due 11/16/2007 ...              355              352
   EOP Operating Limited Partnership, 4.75%,
      Due 3/15/2014 ..........................              200              184
   Equity Residential, 5.125%, Due
      3/15/2016 ..............................              185              173
   General Electric Capital Corp., 4.375%, Due
      3/3/2012 ...............................              350              330
   The Goldman Sachs Group, Inc., 4.75%, Due
      7/15/2013 ..............................              250              235
   HSBC Finance Corp.,
      4.75%, Due 4/15/2010 + .................              250              243
      5.25%, Due 1/14/2011 ...................              800              789
   International Lease Finance Corp., 6.375%,
      Due 3/15/2009 ..........................              250              255
   iStar Financial, Inc., 5.875%, Due
      3/15/2016 ..............................              200              193
   Merrill Lynch & Co., Inc.,
      6.00%, Due 2/17/2009 ...................              500              506
      5.45%, Due 7/15/2014 ...................              160              156
   MetLife, Inc.,
      5.375%, Due 12/15/2012 + ...............              240              235
      5.00%, Due 6/15/2015 ...................              170              160
   Metropolitan Life Global Funding I, 4.625%,
      Due 8/19/2010 ++ .......................              300              290
   ProLogis, 5.50%, Due 4/1/2012 .............              200              196
   ProLogis Trust, 7.10%, Due 4/15/2008 ......              220              225
   Prudential Financial, Inc.,
      3.75%, Due 5/1/2008 ....................              130              126
      5.10%, Due 9/20/2014 ...................              210              199
   Simon Property Group LP, 6.375%, Due
      11/15/2007 .............................              200              201
   SLM Corp.,
      4.00%, Due 1/15/2009 ...................              700              676
      5.45%, Due 4/25/2011 ...................              240              238
   Wachovia Corp., 5.70%, Due 8/1/2013 .......              245              246
   Washington Mutual, Inc., 8.25%, Due
      4/1/2010 ...............................              150              162
                                                                  --------------
                                                                           7,916
                                                                  --------------

INDUSTRIALS - 7.60%
   Abbott Laboratories, 5.60%,
      Due 5/15/2011 ..........................              170              171
   Amgen, Inc., 4.00%, Due 11/18/2009 + ......              210              201
   BHP Billiton Finance USA Ltd., 4.80%, Due
      4/15/2013 ..............................              150              143
   Bunge Ltd Finance Corp., 7.80%, Due
      10/15/2012 .............................              150              164
   Carnival Corp., 3.75%, Due 11/15/2007 .....              380              371
   Cendant Corp., 6.875%, Due 8/15/2006 ......              450              450
   Cisco Systems, Inc.,
      5.25%, Due 2/22/2011 ...................              375              371
      5.50%, Due 2/22/2016 ...................              270              263
   DaimlerChrysler NA Holding Corp.,
      4.75%, Due 1/15/2008 + .................              140              138

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      5.875%, Due 3/15/2011 ..................   $          300   $          297
   EOG Resources, Inc., 4.75%, Due
      3/15/2014 ++ ...........................              225              212
   Home Depot, Inc., 5.40%, Due 3/1/2016 .....              160              156
   John Deere Capital Corp.,
      3.375%, Due 10/1/2007 ..................              350              341
      5.40%, Due 4/7/2010 ....................              235              234
   Lockheed Martin Corp., 7.20%, Due
      5/1/2036 ...............................              165              186
   Martin Marietta Materials, Inc., 6.90%, Due
      8/15/2007 ..............................              300              302
   Motorola, Inc., 8.00%, Due 11/1/2011 ......              245              271
   Nissan Motor Acceptance Corp., 5.625%, Due
      3/14/2011 ++ ...........................              300              298
   Northrop Grumman Corp., 4.079%, Due
      11/16/2006 .............................              450              448
   Pemex Project Funding Master Trust, 8.50%,
      Due 2/15/2008 + ........................              275              285
   Schering-Plough Corp., 6.75%, Due
      12/1/2033 + ............................              340              357
   Union Pacific Corp., 6.50%, Due
      4/15/2012 ..............................              200              208
   Wal-Mart Stores, Inc., 7.55%, Due
      2/15/2030 ..............................              350              414
   WellPoint, Inc., 3.75%, Due 12/14/2007 ....              235              229
   Weyerhaeuser Co., 5.95%, Due 11/1/2008 ....              210              211
   Wyeth Corp., 5.50%, Due 2/1/2014 ..........              335              328
                                                                  --------------
                                                                           7,049
                                                                  --------------

INSURANCE - 1.17%
   Aegon Funding Corp., 5.75%, Due
      12/15/2020 .............................              200              194
   AEGON, N.V., 8.00%, Due 8/15/2006 .........              300              300
   ASIF Global Financing, 3.90%, Due
      10/22/2008 ++ ..........................              300              291
   Lincoln National Corp., 4.75%, Due
      2/15/2014 ..............................              100               93
   Prudential Financial, Inc., 4.50%, Due
      7/15/2013 + ............................              225              209
                                                                  --------------
                                                                           1,087
                                                                  --------------

REAL ESTATE - 0.21%
   Simon Property Group LP, 5.375%, Due
      6/1/2011 ...............................              200              197
                                                                  --------------

TELEPHONE - 3.05%
   America Movil S.A. de C.V., 6.375%,
      Due 3/1/2035 ...........................              425              392
   AT&T, Inc.,
      5.10%, Due 9/15/2014 ...................              220              206
      5.625%, Due 6/15/2016 ..................              125              120
      6.80%, Due 5/15/2036 ...................              140              141
   Cingular Wireless Services, Inc., 8.75%,
      Due 3/1/2031 ...........................              170              211
   Deutsche Telekom AG, 8.00%, Due
      6/15/2010 ..............................              150              162
   France Telecom SA, 7.75%, Due 3/1/2011 ....              270              292
   Nextel Communications, Inc., 6.875%,
      Due 10/31/2013 .........................              290              293
   Sprint Capital Corp.,
      6.00%, Due 1/15/2007 ...................              200              200
      8.375%, Due 3/15/2012 ..................              150              167
   Telecom Italia S.p.A., 4.00%, Due
      11/15/2008 .............................              220              212
   Telefonos de Mexico, S.A. de C.V., 5.50%,
      Due 1/27/2015 ..........................              200              190

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   Verizon Global Funding Corp., 4.00%,
      Due 1/15/2008 ..........................   $          250   $          245
                                                                  --------------
                                                                           2,831
                                                                  --------------
   TOTAL CORPORATE OBLIGATIONS                                            26,843
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.91%
   Banc of America Commercial Mortgage, Inc.,
      2005-6, 5.001%, Due 9/10/2047 ..........              371              367
   Banc of America Mortgage Securities,
      5.25%, Due 10/25/2019 ..................              741              727
   Bear Stearns Adjustable Rate Mortgage
      Trust, 2005-11, 4.763%, Due
         12/25/2035 #.........................              371              364
   Bear Stearns Commercial Mortgage
      Securities, Inc.,
      5.634%, Due 4/12/2038 ..................              265              265
      2004-PWR5, 4.831%, Due 7/11/2042 .......              535              510
      2005, 5.127%, Due 10/12/2042 ...........              430              424
   Chase Mortgage Financial Trust, 2004-S1
      A3, 5.50%, Due 2/25/2019 ...............              294              292
   Citigroup Commercial Mortgage Trust,
      2004-C2, 4.38%, Due 10/15/2041 .........              470              446
   Countrywide Alternative Loan Trust,
      Inc., 2005-53T2, 6.00%,
      Due 11/25/2035 .........................            1,327            1,302
   Countrywide Home Loan, Inc., 2005-HYB8,
      5.414%, Due 12/20/2035 .................              412              408
   General Electric Capital Commercial
      Mortgage Corp., 2003-C2, 4.17%,
      Due 7/10/2037 ..........................              312              303
   JP Morgan Chase Commercial Mortgage
      Securities Corp.,
      2004-CBX, 4.529%, Due 11/12/2039 .......              255              244
      4.655%, Due 8/15/2042 ..................              173              170
      4.625%, Due 3/15/2046 ..................              505              492
   JP Morgan Mortgage Trust, 6.00%,
      Due 6/25/2036 ..........................              452              450
   Prime Mortgage Trust, 2005-2, 5.25%,
      Due 7/25/2020 ..........................              494              487
   Residential Asset Mortgage
      Products, Inc., 2004-RS12, 3.767%,
      Due 2/25/2027 ..........................               95               94
                                                                  --------------
   TOTAL NON-AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                          7,345
                                                                  --------------

ASSET-BACKED SECURITIES - 1.66%
   American Express Credit Account
      Master Trust, 2006-2 A, 5.35%,
      Due 1/15/2014 ..........................              550              550
   CarMax Auto Owner Trust,
      2005-3, 4.91%, Due 1/18/2011 ...........              500              494
   Volkswagen Auto Loan Enhanced
      Trust, 2005-1, 4.86%, Due 4/20/2012 ....              500              494
                                                                  --------------
   TOTAL ASSET-BACKED SECURITIES                                           1,538
                                                                  --------------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -
   33.38%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.69%
      5.50%, Due 9/1/2017 ....................              281              279
      5.00%, Due 3/1/2018 ....................              613              596
      5.00%, Due 2/1/2019 ....................              517              503
      4.50%, Due 3/1/2019 ....................              740              707
      5.00%, Due 10/1/2020 ...................              746              724
      8.00%, Due 7/1/2027 ....................              139              147
      6.50%, Due 9/1/2028 ....................              112              114
      6.00%, Due 8/1/2029 ....................              377              377
      5.00%, Due 8/1/2033 ....................              887              843
      6.00%, Due 8/1/2034 ....................              653              651
      5.50%, Due 1/1/2035 ....................            1,043            1,017

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      6.50%, Due 4/1/2035 ....................   $           63   $           64
      5.50%, Due 6/1/2035 ....................            1,026              997
      5.00%, Due 8/1/2035 ....................              572              541
      5.00%, Due 9/1/2035 ....................              478              452
      6.00%, Due TBA .........................              985              979
                                                                  --------------
                                                                           8,991
                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.99%
      Pool # 323309, 6.00%, Due 9/1/2013 .....              140              141
      Pool # 488099, 5.50%, Due 2/1/2014 .....              385              382
      Pool # 323789, 6.00%, Due 6/1/2014 .....              157              159
      Pool # 545449, 6.50%, Due 2/1/2017 .....              381              386
      Pool # 545823, 5.50%, Due 8/1/2017 .....              487              484
      Pool # 254545, 5.00%, Due 12/1/2017 ....            1,206            1,176
      Pool # 254865, 4.50%, Due 9/1/2018 .....              791              757
      Pool # 747844, 5.50%, Due 12/1/2018 ....              187              186
      Pool # 761337, 5.00%, Due 4/1/2019 .....              374              364
      Pool # 837219, 4.00%, Due 8/1/2020 .....              553              516
      Pool # 811499, 5.00%, Due 9/1/2020 .....              373              362
      Pool # 100293, 9.50%, Due 8/1/2029 .....              139              151
      Pool # 555531, 5.50%, Due 6/1/2033 .....              676              659
      Pool # 749219, 5.50%, Due 10/1/2033 ....               93               91
      Pool # 555880, 5.50%, Due 11/1/2033 ....            1,190            1,161
      Pool # 758322, 5.50%, Due 12/1/2033 ....              639              623
      Pool # 725238, 5.00%, Due 3/1/2034 .....            1,122            1,067
      Pool # 765304, 5.50%, Due 3/1/2034 .....              221              215
      Pool # 725866, 4.50%, Due 9/1/2034 .....              604              556
      Pool # 793600, 4.988%, Due 9/1/2034 ....              435              431
      Pool # 735224, 5.50%, Due 2/1/2035 .....            1,455            1,420
      Pool # 828377, 5.50%, Due 6/1/2035 .....              506              492
      Pool # 835760, 4.50%, Due 9/1/2035 .....              442              406
      Pool # 745418, 5.50%, Due 4/1/2036 .....              977              950
      Pool # 872306, 6.50%, Due 5/1/2036 .....              438              443
      Pool # 884032, 6.50%, Due 5/1/2036 .....            1,331            1,347
      Pool # 886371, 6.00%, Due 8/1/2036 .....            3,645            3,622
                                                                  --------------
                                                                          18,547
                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   3.70%
      2006-9 A, 4.201%, Due 8/16/2026 ........              288              278
      Pool # 780615, 6.50%, Due 8/15/2027 ....              328              335
      Pool # 780747, 6.50%, Due 3/15/2028 ....              462              471
      Pool # 781273, 6.00%, Due 4/15/2031 ....              449              451
      Pool # 781564, 6.00%, Due 2/15/2033 ....              458              459
      Pool # 781603, 5.00%, Due 5/15/2033 ....              359              343
      Pool # 781690, 6.00%, Due 12/15/2033 ...              349              350

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Pool # 003515, 5.50%, Due 2/20/2034 ....   $          761   $          743
                                                                  --------------
                                                                           3,430
                                                                  --------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                         30,968
                                                                  --------------

U.S. AGENCY OBLIGATIONS - 5.07%

FEDERAL HOME LOAN BANK - 2.47%
      Discount Note, Due 8/11/2006 ...........              985              984
      4.40%, Due 7/28/2008 ...................            1,330            1,309
                                                                  --------------
                                                                           2,292
                                                                  --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.96%
      5.625%, Due 3/15/2011 + ................              500              507
      5.875%, Due 3/21/2011 + ................              380              386
                                                                  --------------
                                                                             893
                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.64%
      4.50%, Due 8/4/2008 ....................            1,000              986
      5.125%, Due 1/2/2014 ...................              545              531
                                                                  --------------
                                                                           1,517
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS                                           4,703
                                                                  --------------

U.S. TREASURY OBLIGATIONS - 20.61%


U.S. TREASURY BONDS - 6.33%
      9.125%, Due 5/15/2018 + ................              300              406
      7.875%, Due 2/15/2021 + ................              750              956
      6.25%, Due 8/15/2023 + .................              650              728
      6.875%, Due 8/15/2025 + ................              370              446
      6.25%, Due 5/15/2030 + .................              950            1,093
      5.375%, Due 2/15/2031 + ................            2,170            2,244
                                                                  --------------
                                                                           5,873
                                                                  --------------

U.S. TREASURY NOTES - 14.28%
      4.875%, Due 5/31/2008 + ................            1,055            1,053
      4.875%, Due 5/15/2009 + ................              196              196
      3.50%, Due 11/15/2009 + ................            1,000              957
      3.875%, Due 5/15/2010 + ................            3,000            2,894
      4.50%, Due 2/28/2011 + .................              140              138
      4.875%, Due 4/30/2011 + ................            1,000              998
      4.875%, Due 5/31/2011 + ................              326              325
      4.375%, Due 8/15/2012 + ................            1,500            1,458
      4.75%, Due 5/15/2014 + .................            2,000            1,973
      4.50%, Due 2/15/2016 + .................            1,460            1,406
      5.125%, Due 5/15/2016 + ................            1,830            1,849
                                                                  --------------
                                                                          13,247
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                           19,120
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 2.53%
   American Beacon Money Market Select
      Fund ss. ...............................        2,352,608   $        2,353
                                                                  --------------

SECURITIES LENDING COLLATERAL - 22.82%
   American Beacon Enhanced Cash Trust ss. ...       14,016,105           14,016
   American Beacon Money Market Select
      Fund ss. ...............................        7,158,635            7,159
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                    21,175
                                                                  --------------
TOTAL INVESTMENTS - 122.91% (COST $116,309)                       $      114,045

LIABILITIES, NET OF OTHER ASSETS - (22.91%)                              (21,261)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $       92,784
                                                                  ==============

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,422 or 2.61% of net assets.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ss.  The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
AUSTRALIA - 1.23%

COMMON STOCKS - 1.23%
      Alumina Ltd. ...........................          732,248   $        3,574
      BlueScope Steel Ltd. ...................          810,235            4,253
      Commonwealth Bank of Australia .........          208,440            7,156
      Macquarie Airports Management Ltd. .....        2,475,943            5,844
      National Australia Bank Ltd. ...........          342,730            9,429
      News Corp. .............................          182,280            3,507
                                                                  --------------
   TOTAL AUSTRALIA                                                        33,763
                                                                  --------------

CANADA - 1.96%

COMMON STOCKS - 1.96%
      Alcan, Inc. @@ .........................           78,471            3,579
      BCE, Inc. ..............................          280,045            6,387
      Celestica, Inc. @@ .....................          728,000            6,838
      Husky Energy, Inc. + ...................          113,480            7,707
      Jean Coutu Group, Inc. + ...............          371,200            3,421
      Manulife Financial Corp. ...............          436,196           13,756
      Rogers Communications, Inc. ............          283,582           12,115
                                                                  --------------
   TOTAL CANADA                                                           53,803
                                                                  --------------

DENMARK - 0.14%

COMMON STOCKS - 0.14%
      Vestas Wind Systems @@ .................          141,526            3,816
                                                                  --------------

FINLAND - 1.45%

COMMON STOCKS - 1.45%
      KCI Konecranes Oyj + ...................          432,600            7,957
      Nokia Oyj @@ ...........................          293,400            5,820
      Stora Enso Oyj .........................          213,542            3,141
      Stora Enso Oyj, A Shares ...............           68,102            1,021
      Stora Enso Oyj, R Shares ...............          232,400            3,435
      UPM-Kymmene Oyj ........................          835,200           18,521
                                                                  --------------
   TOTAL FINLAND                                                          39,895
                                                                  --------------

FRANCE - 13.33%

COMMON STOCKS - 13.33%
      Accor S.A. .............................          105,680            6,234
      AXA SA .................................        1,098,546           37,889
      BNP Paribas ............................          471,175           45,863
      Carrefour S.A. .........................          319,784           19,938
      Compagnie Generale des Etablissements
         Michelin ............................          116,670            7,088
      France Telecom S.A. ....................        2,103,910           44,076
      Lafarge S.A. ...........................           71,862            8,693
      Lagardere S.C.A. .......................          117,800            8,261
      Publicis Groupe SA @@ ..................          253,213            9,490
      Sanofi-Synthelabo ......................          747,932           71,130
      Schneider Electric S.A. ................           71,531            7,356

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Suez S.A. ..............................          367,235   $       15,227
      Thomson S.A. @@ ........................          283,700            4,766
      Total S.A. .............................          755,324           51,378
      Vinci S.A. .............................          153,376           15,586
      Vivendi SA @@ ..........................          389,500           13,190
                                                                  --------------
   TOTAL FRANCE                                                          366,165
                                                                  --------------

GERMANY - 8.56%

COMMON STOCKS - 8.56%
      Allianz AG @@ ..........................           69,802           10,965
      BASF AG ................................           58,310            4,693
      Bayerische Motoren Werke
         Akitengesellshaft ...................          560,344           28,925
      Celesio AG .............................          260,090           12,160
      Commerzbank AG @@ ......................          296,040           10,377
      Deutsche Bank AG .......................          141,300           16,290
      Deutsche Post AG .......................        1,512,005           37,431
      Deutsche Telekom @@ ....................          532,900            8,237
      E.ON AG ................................          203,589           24,545
      Fresenius Medical Care AG @@ ...........           61,811            7,406
      Infineon Technologies AG @@ ............          527,250            5,631
      Karstadt Quelle AG @@ + ................          256,902            6,045
      Muenchener
         Rueckversicherung-Gesellschaft AG ...           47,997            6,611
      Siemens AG .............................          401,980           32,406
      Volkswagen AG + ........................          311,400           23,370
                                                                  --------------
   TOTAL GERMANY                                                         235,092
                                                                  --------------

GIBRALTAR - 0.26%

COMMON STOCKS - 0.26%
      PartyGaming, Ltd. ......................        3,491,063            7,141
                                                                  --------------

HONG KONG - 2.04%

COMMON STOCKS - 2.04%
      Cheung Kong Holdings Ltd. ..............          835,500            9,054
      Hang Lung Group Ltd. ...................        2,451,000            6,183
      Henderson Land Development Company
         Ltd. ................................        2,036,200           11,163
      Henderson Land Development Company
         Ltd., Right @@ ......................          156,631               --
      Hutchison Whampoa Ltd. .................          199,000            1,814
      PetroChina Company Ltd. ................       15,877,048           18,002
      Swire Pacific Ltd. .....................          957,100            9,928
                                                                  --------------
   TOTAL HONG KONG                                                        56,144
                                                                  --------------

IRELAND - 2.23%

COMMON STOCKS - 2.23%
      Allied Irish Banks .....................          436,165           10,575
      Bank of Ireland ........................        1,284,680           22,744
      CRH plc ................................          560,195           18,045

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Depfa Bank plc .........................          594,921   $       10,024
                                                                  --------------
   TOTAL IRELAND                                                          61,388
                                                                  --------------

ITALY - 3.79%

COMMON STOCKS - 3.79%
      Banco Popolare di Verona e Novara
         Scrl ................................          314,308            8,953
      Capitalia S.p.A. .......................          668,599            5,611
      Enel S.p.A. @@ .........................        1,175,700           10,378
      Eni S.p.A. + ...........................          605,191           18,562
      Mediaset SpA @@ ........................        1,480,987           16,799
      Telecom Italia S.p.A. ..................        3,653,489            9,824
      UniCredito Italiano S.p.A. .............        4,405,633           33,907
                                                                  --------------
   TOTAL ITALY                                                           104,034
                                                                  --------------

JAPAN - 14.31%

COMMON STOCKS - 14.31%
      Acom Company Ltd. ......................          125,030            5,671
      Aiful Corporation Kyoto @@ .............          213,000            8,361
      East Japan Railway Co. @@ ..............            1,429           10,632
      Fuji Photo Film Company Ltd. @@ ........          114,400            3,852
      Hitachi Ltd. ...........................          685,500            4,389
      Honda Motor Company Ltd. ...............          489,200           16,130
      Hoya Corp. .............................          231,700            8,104
      Japan Tobacco, Inc. @@ .................            3,350           12,828
      JS Group Corporation @@ ................          315,500            6,481
      Kao Corp. ..............................          285,600            7,424
      KDDI Corp. .............................              678            4,400
      Keyence Corp @@ ........................           28,200            6,437
      Konica Minolta Holdings, Inc. ..........          945,440           12,048
      LAWSON, Inc. @@ ........................          141,000            4,809
      Mabuchi Motor Co. Ltd. + ...............           69,000            4,634
      Minebea Company Ltd. ...................        1,044,200            5,310
      Mitsubishi Tokyo Financial Group,
         Inc. ................................            1,342           18,963
      Mitsui Trust Holdings, Inc. @@ .........          465,000            5,111
      NEC Corp. ..............................          417,300            2,308
      Nidec Corp. @@ .........................          102,000            7,242
      Nintendo Company Ltd. ..................           24,100            4,501
      Nippon Express Co. .....................        2,023,700           10,291
      Nissan Motor Company Ltd. ..............        2,620,500           28,252
      Nomura Holdings, Inc. ..................          848,000           15,052
      Promise Company Ltd. ...................          196,150            8,794
      Ricoh Company Ltd. @@ ..................          386,500            7,788
      ROHM Company Ltd. ......................          121,800           10,358
      Sankyo Company Ltd. ....................          165,500            9,080
      Sekisui House Ltd. .....................          672,600            9,528
      SFCG Co Ltd. + .........................           24,345            4,260
      Sompo Japan Insurance, Inc. ............          376,900            5,092
      Sony Corp. .............................          108,402            4,992
      Sumitomo Mitsui Financial Group, Inc. ..            2,077           22,102
      Sumitomo Trust and Banking Company
         Ltd. ................................          829,700            8,808

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Takeda Chemical Industries Ltd. ........          441,700   $       28,510
      Takefuji Corp. .........................          208,320           10,212
      TDK Corp. @@ ...........................           90,300            7,057
      THK Co Ltd. @@ .........................          242,000            6,438
      Tokyo Gas Company Ltd. @@ ..............        2,315,200           11,511
      Toyoda Gosei Company Ltd. ..............          249,188            5,217
      Yamanouchi Pharmaceutical Company
         Ltd. ................................          294,800           11,726
      Yamato Holdings Corp. @@ ...............          565,300            8,333
                                                                  --------------
   TOTAL JAPAN                                                           393,036
                                                                  --------------

LUXEMBOURG - 0.20%

COMMON STOCKS - 0.20%
      Stolt-Nielsen SA @@ ....................          239,334            5,405
                                                                  --------------

MEXICO - 0.18%

COMMON STOCKS - 0.18%
      Telefonos de Mexico, S.A. de C.V.,
         ADR .................................          214,800            5,035
                                                                  --------------

NETHERLANDS - 5.30%

COMMON STOCKS - 5.30%
      ABN AMRO Holding N.V. + ................          398,828           11,040
      Heineken N.V ...........................          168,660            7,931
      ING Groep N.V. .........................          808,160           32,808
      Koninklijke (Royal) Philips Electronics
         N.V. @@ .............................        1,126,797           37,208
      SBM Offshore N.V. @@ ...................          301,200            8,303
      TNT N.V. ...............................          670,934           23,980
      Unilever N.V. @@ .......................          735,407           17,482
      Wolters Kluwer N.V. ....................          287,180            6,765
                                                                  --------------
   TOTAL NETHERLANDS                                                     145,517
                                                                  --------------

NORWAY - 1.45%

COMMON STOCKS - 1.45%
      Frontline Ltd. + .......................          209,600            8,208
      Statoil ASA ............................          395,650           11,732
      Telenor ASA ............................        1,556,889           19,858
                                                                  --------------
   TOTAL NORWAY                                                           39,798
                                                                  --------------

PORTUGAL - 0.36%

COMMON STOCKS - 0.36%
      Portugal Telecom, SGPS, S.A. ...........          792,250            9,837
                                                                  --------------

SINGAPORE - 1.54%

COMMON STOCKS - 1.54%
      Creative Technology Ltd. ...............          633,920            3,433
      Development Bank of Singapore Group
         Holdings Ltd. .......................        1,889,455           21,661
      Flextronics International Ltd. @@ ......          899,000           10,194

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      United Overseas Bank Ltd. ..............          712,000   $        7,035
                                                                  --------------
   TOTAL SINGAPORE                                                        42,323
                                                                  --------------

SOUTH KOREA - 2.98%

COMMON STOCKS - 2.98%
      Hyundai Motor Co. Ltd., GDR @@ .........          112,700            2,609
      Kookmin Bank, ADR ......................          213,510           18,413
      Korea Electric Power Corp. .............           86,860            3,256
      LG Electronics, Inc. ...................           76,760            4,500
      POSCO ..................................           44,432           10,838
      Samsung Electronics Co. Ltd. ...........           37,943           24,151
      Samsung Electronics Co. Ltd., GDR ++ ...           21,600            6,874
      Shinhan Financial Group Company Ltd. ...           82,320            4,051
      SK Telecom Company Ltd. ................           34,976            7,268
                                                                  --------------
   TOTAL SOUTH KOREA                                                      81,960
                                                                  --------------

SPAIN - 3.18%

COMMON STOCKS - 3.18%
      Banco Bilbao Vizcaya Argentaria,
         S.A. @@ .............................          691,815           14,705
      Banco Popular Espanol SA ...............          506,100            7,603
      Banco Santander Central Hispano SA .....           34,750              526
      Banco Santander Central Hispano SA,
         GDR .................................          560,544            8,434
      Enagas S.A. ............................          292,319            6,352
      Iberdrola S.A. .........................          218,397            7,756
      Repsol YPF S.A. ........................          276,340            7,766
      Repsol YPF SA, ADR .....................          189,300            5,352
      Telefonica S.A. ........................        1,703,764           28,815
                                                                  --------------
   TOTAL SPAIN                                                            87,309
                                                                  --------------

SWEDEN - 1.33%

COMMON STOCKS - 1.33%
      Atlas Copco AB .........................          472,530           11,769
      ForeningsSparbanken AB .................          139,000            3,732
      Nordea AB ..............................          617,020            7,724
      Securitas AB ...........................          381,930            7,128
      Telefonaktiebolaget LM Ericsson ........        2,006,000            6,318
                                                                  --------------
   TOTAL SWEDEN                                                           36,671
                                                                  --------------

SWITZERLAND - 6.51%

COMMON STOCKS - 6.51%
      Adecco SA ..............................          138,320            8,048
      Ciba Specialty Chemicals Holding,
         Inc. ................................          202,450           11,204
      Compagnie Financiere Richemont AG ......          183,900            8,294
      Credit Suisse Group ....................          530,239           29,710
      Lonza Group AG .........................           53,670            3,644
      Nestle SA ..............................           63,404           20,778
      Novartis AG ............................          577,939           32,829
      Swiss Reinsurance ......................          293,248           21,090
      Syngenta AG ............................           86,235           12,397

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      UBS AG .................................          144,340   $        7,853
      Zurich Financial Services AG + .........          102,513           23,014
                                                                  --------------
   TOTAL SWITZERLAND                                                     178,861
                                                                  --------------

UNITED KINGDOM - 22.92%

COMMON STOCKS - 22.74%
      AMVESCAP plc ...........................          339,930            3,296
      Anglo American plc .....................          189,395            7,907
      Aviva plc ..............................          898,640           12,053
      BAE Systems plc ........................        5,795,475           38,676
      Barclays Bank plc ......................        1,204,100           14,125
      Barratt Development plc ................          396,343            7,174
      Boots Group PLC ........................          906,781           13,314
      BP plc .................................        2,145,328           25,848
      British American Tobacco Industries
         plc .................................          884,050           23,830
      British Sky Broadcasting Group plc .....          914,390            9,574
      BT Group plc ...........................        1,595,443            7,086
      Cadbury Schweppes plc ..................          827,350            8,091
      Centrica plc ...........................        2,136,810           11,695
      Compass Group plc ......................        3,671,135           17,504
      Debenhams plc @@ .......................        1,967,500            6,616
      Diageo plc .............................        1,219,343           21,433
      Gallaher Group plc .....................          839,872           13,987
      GKN plc ................................        1,885,598            9,140
      GlaxoSmithKline plc ....................        1,338,350           37,026
      HBOS plc ...............................          640,378           11,657
      HSBC Holdings plc ......................        1,718,315           31,063
      Imperial Tobacco Group plc .............          331,040           10,822
      J. Sainsbury plc .......................          840,334            5,526
      Kingfisher plc .........................        3,554,698           16,235
      Lloyds TSB Group plc ...................          741,600            7,467
      Marks and Spencer Group plc ............          634,279            7,068
      National Grid plc ......................        1,917,378           21,830
      NETeller plc @@ ........................          202,581            1,438
      Old Mutual .............................        1,688,699            5,110
      Pearson plc ............................          512,020            6,953
      Reckitt Benckiser plc ..................          193,300            7,756
      Rentokil Initial plc ...................        1,438,070            4,399
      Reuters Group plc ......................        1,147,272            8,422
      Rio Tinto plc ..........................          155,433            8,028
      Rolls-Royce plc ........................        1,084,550            8,929
      Royal Bank of Scotland Group plc .......        1,255,797           40,864
      Royal Dutch Shell plc, ADR .............           31,660            2,242
      Royal Dutch Shell plc, A Shares ........          702,242           24,821
      Royal Dutch Shell plc, B Shares ........          648,129           23,863
      Shire plc ..............................          363,440            5,862
      Smiths Group plc .......................          438,030            7,376
      Standard Chartered plc .................          177,350            4,486
      TI Automotive Ltd. @@ # ................          655,200               --
      Unilever plc ...........................          959,929           22,701

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Vodafone Group plc @@ ..................       15,496,183   $       33,651
      Yell Group plc .........................          811,330            7,714
                                                                  --------------
   TOTAL COMMON STOCKS                                                   624,658
                                                                  --------------

PREFERRED STOCKS - 0.18%

      Vodafone Group plc @@ ..................       17,709,923            4,962
                                                                  --------------
   TOTAL UNITED KINGDOM                                                  629,620
                                                                  --------------

SHORT TERM INVESTMENTS - 4.03%

      American Beacon Money Market Select
         Fund ss. ............................      110,641,510          110,642
                                                                  --------------

SECURITIES LENDING COLLATERAL - 3.09%

      American Beacon Enhanced Cash Trust
         ss. .................................       42,609,099           42,609
      American Beacon Money Market Select
         Fund ss. ............................       42,298,250           42,298
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                    84,907
                                                                  --------------

TOTAL INVESTMENTS 102.37% - (COST $2,243,912)                          2,812,162

LIABILITIES, NET OF OTHER ASSETS - (2.37%)                               (65,044)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    2,747,118
                                                                  ==============

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,874 or 0.25% of net assets.

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

ss.  The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                     UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE        VALUE    (DEPRECIATION)
                               ---------   ----------   --------   --------------
Australia SPI Index ........       72       Sep 2006    $  6,857       $   70
Canada S&PCDA 60 Index .....       87       Sep 2006      10,304          342
France CAC 40 Index ........      195       Sep 2006      12,516          595
Germany DAX Index ..........       48       Sep 2006       8,735          346
Hang Seng Index ............       20       Aug 2006       2,184           44
Italy MIB 30 Index .........       21       Sep 2006       4,928          168
Netherlands 200 AEX Index ..       37       Aug 2006       4,254          128
Spain IBEX 35 Index ........       32       Aug 2006       4,832          229
Sweden OMX Index ...........      226       Aug 2006       2,964           33
Tokyo FE TOPIX Index .......      226       Sep 2006      31,016          518
UK FTSE 100 Index ..........      283       Sep 2006      31,259        1,379
                                                        --------       ------
                                                        $119,849       $3,852
                                                        ========       ======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                        SETTLEMENT    MARKET     UNREALIZED
                                           DATE        VALUE    GAIN/(LOSS)
                                        ----------   --------   -----------
CONTRACTS TO DELIVER
    8,464 Australian Dollar .........    9/15/2006   $  6,480      $ 158
   11,289 Canadian Dollar ...........    9/15/2006      9,990       (209)
   29,467 Euro Currency .............    9/15/2006     37,757        (21)
3,730,386 Japanese Yen ..............    9/15/2006     32,755       (290)
   18,172 Pound Sterling ............    9/15/2006     33,979         (8)
   21,366 Swedish Krona .............    9/15/2006      2,976         24
    9,874 Swiss Franc ...............    9/15/2006      8,065        (20)
                                                     --------      -----
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $131,636)                      $132,002      $(366)
                                                     --------      -----

CONTRACTS TO RECEIVE
    1,053 Australian Dollar .........    9/15/2006   $    806      $ (28)
    1,351 Canadian Dollar ...........    9/15/2006      1,196         17
    6,572 Euro Currency .............    9/15/2006      8,421        (42)
  441,034 Japanese Yen ..............    9/15/2006      3,873        (10)
    3,714 Pound Sterling ............    9/15/2006      6,945        (93)
    2,302 Swedish Krona .............    9/15/2006        321         (2)
    1,000 Swiss Franc ...............    9/15/2006        817          2
                                                     --------      -----
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $22,535)                          $ 22,379      $(156)
                                                     --------      -----
NET CURRENCY FLUCTUATION                                           $(522)
                                                                   =====

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

SECTOR DIVERSIFICATION

                                         Percent of
                                         Net Assets
                                         ----------
Consumer Discretionary ...............     13.82%
Consumer Staples .....................      8.08%
Energy ...............................      7.48%
Financials ...........................     27.30%
Health Care ..........................      7.52%
Industrials ..........................     10.32%
Information Technology ...............      4.81%
Materials ............................      4.48%
Telecommunication Services ...........      7.34%
Utilities ............................      4.10%
Short Term Investments ...............      7.12%
Liabilities, Net of Other Assets .....     (2.37)%
                                          ------
                                          100.00%
                                          ======

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.19%

CONSUMER DISCRETIONARY - 16.02%

   AUTO COMPONENTS - 0.26%
      Johnson Controls, Inc. .................            2,400   $          184
                                                                  --------------

   HOTELS, RESTAURANTS & LEISURE - 1.68%
      Carnival Corp. .........................            1,800               70
      Choice Hotels International, Inc. + ....            6,600              281
      Darden Restaurants, Inc. ...............            5,600              189
      Hilton Hotels Corp. ....................            6,600              158
      Marriott International, Inc. + .........            1,800               64
      Starbucks Corp. @@ .....................           10,100              346
      Starwood Hotels & Resorts Worldwide,
         Inc. ................................            1,800               95
                                                                  --------------
                                                                           1,203
                                                                  --------------

   HOUSEHOLD DURABLES - 0.41%
      Fortune Brands, Inc. ...................            1,200               87
      Furniture Brands International,
         Inc. + ..............................            1,400               28
      Lennar Corp. ...........................            1,400               62
      Toll Brothers, Inc. @@ .................            4,600              118
                                                                  --------------
                                                                             295
                                                                  --------------

   INTERNET & CATALOG RETAIL - 0.42%
      eBay, Inc. @@ ..........................           12,500              301
                                                                  --------------

   MEDIA - 5.42%
      CBS Corp. ..............................           23,545              646
      Clear Channel Communications, Inc. .....           12,400              359
      Comcast Corp. @@ .......................              700               24
      The E. W. Scripps Co. ..................            8,900              380
      EchoStar Communications Corp. @@ .......            7,700              270
      Gannett Company, Inc. ..................            3,900              203
      The Interpublic Group of Companies,
         Inc.@@ + ............................            6,100               50
      The McGraw-Hill Companies, Inc. ........            5,500              310
      The New York Times Co. @@ + ............              300                7
      News Corp. .............................           11,500              221
      Time Warner, Inc. ......................           45,300              747
      Viacom, Inc. @@ ........................           10,000              349
      The Walt Disney Company Ltd. ...........           10,400              309
                                                                  --------------
                                                                           3,875
                                                                  --------------

   MULTILINE RETAIL - 2.74%
      Costco Wholesale Corp. .................            1,800               95
      Family Dollar Stores, Inc. .............            1,000               23
      Federated Department Stores, Inc. ......              900               31
      J.C. Penney Company, Inc. ..............            4,100              258
      Kohl's Corp. @@ ........................            3,900              221
      Nordstrom, Inc. ........................            4,800              165
      Target Corp. ...........................            7,600              349
      Wal-Mart Stores, Inc. ..................           18,300              814
                                                                  --------------
                                                                           1,956
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   SPECIALTY RETAIL - 3.86%
      Abercrombie & Fitch Co. ................            4,000   $          212
      AutoNation, Inc. @@ + ..................            7,601              150
      Bed Bath & Beyond, Inc. @@ .............            4,100              137
      Best Buy Company, Inc. @@ ..............            3,400              154
      Circuit City Stores, Inc. + ............           29,560              724
      The Home Depot, Inc. ...................            2,600               90
      Limited Brands, Inc. @@ ................            1,100               28
      Lowe's Companies, Inc. .................            7,800              221
      Office Depot, Inc. @@ ..................           18,000              649
      Ross Stores, Inc. ......................              100                3
      Staples, Inc. ..........................           15,000              324
      The TJX Companies, Inc. ................            2,900               71
                                                                  --------------
                                                                           2,763
                                                                  --------------

   TEXTILES & APPAREL - 1.23%
      Coach, Inc. @@ .........................           14,200              408
      Jones Apparel Group, Inc. ..............            8,900              263
      Nike, Inc. .............................            2,600              205
                                                                  --------------
                                                                             876
                                                                  --------------
   TOTAL CONSUMER DISCRETIONARY                                           11,453
                                                                  --------------

CONSUMER STAPLES - 7.17%

   BEVERAGES - 2.27%
      The Coca-Cola Co. ......................           15,800              703
      Coca-Cola Enterprises, Inc. ............           11,800              254
      Hansen Natural Corp. @@ + ..............           11,200              515
      PepsiCo, Inc. ..........................            2,400              152
                                                                  --------------
                                                                           1,624
                                                                  --------------

   FOOD & DRUG RETAILING - 0.47%
      CVS Corp. ..............................            2,000               66
      Sysco Corp. ............................            3,700              102
      Walgreen Co. ...........................            3,600              168
                                                                  --------------
                                                                             336
                                                                  --------------

   FOOD PRODUCTS - 1.21%
      Archer-Daniels-Midland Co. .............           17,000              748
      Kellogg Co. ............................            2,400              116
                                                                  --------------
                                                                             864
                                                                  --------------

   HOUSEHOLD PRODUCTS - 1.23%
      Colgate-Palmolive Co. ..................           10,500              623
      The Procter & Gamble Co. ...............            4,600              258
                                                                  --------------
                                                                             881
                                                                  --------------

   TOBACCO - 1.99%
      Altria Group, Inc. .....................           13,700            1,096
      UST, Inc. + ............................            6,400              323
                                                                  --------------
                                                                           1,419
                                                                  --------------
   TOTAL CONSUMER STAPLES                                                  5,124
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
ENERGY - 3.17%

   ENERGY EQUIPMENT & SERVICES - 1.16%
      Baker Hughes, Inc. .....................              900   $           72
      BJ Services Co. ........................            1,700               61
      Halliburton Co. ........................            9,200              307
      National Oilwell Varco, Inc. @@ ........              600               40
      Schlumberger Ltd. ......................            3,900              261
      Unit Corp. @@ ..........................            1,500               88
                                                                  --------------
                                                                             829
                                                                  --------------

   OIL & GAS - 2.01%
      Devon Energy Corp. .....................              900               58
      EOG Resources, Inc. ....................            2,200              163
      Kerr-McGee Corp. .......................              700               49
      Occidental Petroleum Corp. .............              900               97
      Sunoco, Inc. ...........................           10,600              737
      TODCO, Class A Shares ..................            2,400               92
      XTO Energy, Inc. .......................            5,100              240
                                                                  --------------
                                                                           1,436
                                                                  --------------
   TOTAL ENERGY                                                            2,265
                                                                  --------------

FINANCIALS - 8.85%

   BANKS - 1.90%
      Bank of America Corp. ..................            2,000              103
      Compass Bancshares, Inc. ...............            1,300               77
      Hudson City Bancorp, Inc. ..............            6,900               89
      TCF Financial Corp. ....................            1,000               27
      U.S. Bancorp ...........................            8,300              266
      Wells Fargo & Co. ......................           11,000              796
                                                                  --------------
                                                                           1,358
                                                                  --------------

   DIVERSIFIED FINANCIALS - 3.56%
      American Express Co. ...................           10,400              541
      AmeriCredit Corp. @@ ...................            5,600              138
      The Charles Schwab Corp. ...............            3,900               62
      CIT Group, Inc. ........................            2,300              106
      Citigroup, Inc. ........................            4,700              227
      Countrywide Financial Corp. ............            4,600              165
      Franklin Resources, Inc. ...............            1,200              110
      The Goldman Sachs Group, Inc. ..........              800              122
      Merrill Lynch & Co., Inc. ..............            5,100              371
      Morgan Stanley Dean Witter & Co. .......            3,500              233
      SEI Investments Co. ....................            1,600               78
      State Street Corp. .....................            3,700              222
      T Rowe Price Group, Inc. ...............            2,200               91
      TD Ameritrade Holding Corp. ............            4,900               80
                                                                  --------------
                                                                           2,546
                                                                  --------------

   INSURANCE - 2.51%
      Ambac Financial Group, Inc. ............            3,000              249
      Lincoln National Corp. .................            1,200               68

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Loews Corp. ............................           20,000   $          741
      MBIA, Inc. + ...........................           11,195              659
      The Progressive Corp. ..................            1,200               29
      W. R. Berkley Corp. ....................            1,200               43
                                                                  --------------
                                                                           1,789
                                                                  --------------

   REAL ESTATE - 0.88%
      Global Signal, Inc. ....................            2,000               91
      Host Hotels & Resorts, Inc. ............            9,000              191
      Kilroy Realty Corp. ....................            1,100               81
      ProLogis ...............................              700               39
      SL Green Realty Corp. ..................            2,000              229
                                                                  --------------
                                                                             631
                                                                  --------------
   TOTAL FINANCIALS                                                        6,324
                                                                  --------------

HEALTH CARE - 18.69%

   BIOTECHNOLOGY - 3.63%
      Amgen, Inc. @@ .........................           19,400            1,353
      Celgene Corp. @@ .......................            6,800              326
      Genentech, Inc. @@ .....................            5,200              420
      Gen-Probe, Inc. @@ .....................            2,200              114
      Gilead Sciences, Inc. @@ ...............            4,300              264
      MedImmune, Inc. @@ .....................            3,400               86
      OSI Pharmaceuticals, Inc. @@ + .........            1,000               34
                                                                  --------------
                                                                           2,597
                                                                  --------------

   HEALTH CARE EQUIPMENT & SUPPLIES - 2.53%
      Advanced Medical Optics, Inc. @@ + .....            1,400               69
      Applera Corp - Applied Biosystems
         Group ...............................           12,800              412
      Baxter International, Inc. .............            9,000              378
      Becton, Dickinson and Co. ..............            7,300              481
      Medtronic, Inc. ........................            3,200              162
      St. Jude Medical, Inc. @@ ..............            3,500              129
      Varian Medical Systems, Inc. @@ ........              700               32
      Zimmer Holdings, Inc. @@ ...............            2,300              145
                                                                  --------------
                                                                           1,808
                                                                  --------------

   HEALTH CARE PROVIDERS & SERVICES - 5.35%
      Aetna, Inc. ............................            2,900               91
      AmerisourceBergen Corp. ................           17,100              735
      Cardinal Health, Inc. ..................            2,400              161
      Cigna Corp. ............................            1,200              109
      Express Scripts, Inc. @@ ...............            6,100              470
      HCA, Inc. ..............................            3,700              182
      Humana, Inc. @@ ........................            2,700              151
      McKesson Corp. .........................           21,900            1,104
      Sierra Health Services, Inc. @@ ........              800               35
      UnitedHealth Group, Inc. ...............            8,600              411
      WellPoint, Inc. @@ .....................            5,000              373
                                                                  --------------
                                                                           3,822
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   PHARMACEUTICALS - 7.18%
      Abbott Laboratories ....................            9,500   $          454
      Allergan, Inc. .........................            1,100              118
      Eli Lilly & Co. ........................            6,600              375
      Hospira, Inc. @@ .......................            2,100               92
      Johnson & Johnson ......................           24,400            1,526
      Medco Health Solutions, Inc. @@ ........              800               47
      Merck & Co., Inc. ......................           25,800            1,039
      Pfizer, Inc. ...........................            6,000              156
      Schering-Plough Corp. ..................           26,600              544
      Sepracor, Inc. @@ + ....................            4,100              202
      Wyeth ..................................           11,900              577
                                                                  --------------
                                                                           5,130
                                                                  --------------
   TOTAL HEALTH CARE                                                      13,357
                                                                  --------------

INDUSTRIALS - 14.11%

   AEROSPACE & DEFENSE - 3.83%
      The Boeing Co. .........................           13,500            1,045
      General Dynamics Corp. .................            1,200               81
      Goodrich Corp. .........................            3,700              149
      Lockheed Martin Corp. ..................            3,100              247
      Northrop Grumman Corp. .................           12,800              847
      United Technologies Corp. ..............            6,000              373
                                                                  --------------
                                                                           2,742
                                                                  --------------

   AIR FREIGHT & COURIERS - 0.09%
      FedEx Corp. ............................              600               63
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES - 1.56%
      CheckFree Corp. @@ .....................              800               35
      Global Payments, Inc. + ................           12,500              532
      Manpower, Inc. .........................            7,100              422
      Waste Management, Inc. .................            3,600              124
                                                                  --------------
                                                                           1,113
                                                                  --------------

   ELECTRICAL EQUIPMENT - 0.48%
      Emerson Electric Co. ...................            4,400              347
                                                                  --------------

   INDUSTRIAL CONGLOMERATES - 3.74%
      General Electric Co. ...................           73,000            2,386
      Honeywell International, Inc. ..........            6,500              252
      Textron, Inc. ..........................              400               36
                                                                  --------------
                                                                           2,674
                                                                  --------------

   MACHINERY - 1.73%
      Caterpillar, Inc. ......................            2,900              205
      Danaher Corp. ..........................            1,300               85
      Deere & Co. ............................            2,700              196
      Dover Corp. ............................            1,800               85
      Eaton Corp. ............................            3,400              218
      Illinois Tool Works, Inc. ..............            2,300              105

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Ingersoll-Rand Co. Ltd. ................            9,500   $          340
                                                                  --------------
                                                                           1,234
                                                                  --------------

   MARINE - 0.61%
      Overseas Shipholding Group, Inc. .......            6,800              438
                                                                  --------------

   ROAD & RAIL - 2.02%
      CSX Corp. ..............................            3,000              182
      Norfolk Southern Corp. .................           25,700            1,116
      Union Pacific Corp. ....................            1,700              145
                                                                  --------------
                                                                           1,443
                                                                  --------------

   TRANSPORTATION INFRASTRUCTURE - 0.05%
      Burlington Northern Santa Fe Corp. .....              500               35
                                                                  --------------
   TOTAL INDUSTRIALS                                                      10,089
                                                                  --------------

INFORMATION TECHNOLOGY - 21.37%

   COMMERCIAL SERVICES & SUPPLIES - 0.08%
      First Data Corp. .......................            1,300               53
                                                                  --------------

   COMMUNICATIONS EQUIPMENT - 4.67%
      Cisco Systems, Inc. @@ .................          107,100            1,912
      Corning, Inc. @@ .......................           22,300              425
      Juniper Networks, Inc. @@ ..............            6,400               86
      Motorola, Inc. .........................           10,300              235
      Qualcomm, Inc. .........................           18,700              659
      Tellabs, Inc. @@ .......................            2,400               23
                                                                  --------------
                                                                           3,340
                                                                  --------------

   COMPUTERS & PERIPHERALS - 4.42%
      Apple Computer, Inc. @@ ................            3,100              211
      Dell, Inc. @@ ..........................            1,300               28
      EMC Corp. @@ ...........................            8,000               81
      Hewlett-Packard Co. ....................           36,600            1,168
      International Business Machines Corp. ..            9,300              720
      NCR Corp. @@ ...........................            1,000               32
      Network Appliance, Inc. @@ .............            5,700              169
      Sun Microsystems, Inc. @@ ..............           47,600              207
      Western Digital Corp. @@ ...............           30,900              542
                                                                  --------------
                                                                           3,158
                                                                  --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.16%
      Avnet, Inc. @@ .........................            7,100              129
      Broadcom Corp. @@ ......................            9,900              238
      Intersil Corp. .........................            4,600              108
      PerkinElmer, Inc. ......................            4,500               81
      VeriFone Holdings, Inc. @@ + ...........            7,600              215
      Waters Corp. @@ ........................            1,400               57
                                                                  --------------
                                                                             828
                                                                  --------------

   INTERNET SOFTWARE & SERVICES - 2.11%
      Google, Inc. @@ ........................            3,650            1,411

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Yahoo! Inc. @@ .........................            3,600   $           98
                                                                  --------------
                                                                           1,509
                                                                  --------------

   IT CONSULTING & SERVICES - 0.53%
      Automatic Data Processing, Inc. ........            1,600               70
      Computer Sciences Corp. @@ + ...........            5,900              309
                                                                  --------------
                                                                             379
                                                                  --------------

   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.89%
      Altera Corp. @@ ........................            5,400               93
      Applied Materials, Inc. @@ .............            5,300               83
      Intel Corp. ............................            3,700               67
      KLA-Tencor Corp. .......................            1,000               42
      Linear Technology Corp. ................            9,300              301
      LSI Logic Corp. @@ + ...................           19,400              159
      Maxim Integrated Products, Inc. ........            2,300               68
      Novellus Systems, Inc. @@ ..............              300                8
      Texas Instruments, Inc. ................           36,200            1,078
      Xilinx, Inc. ...........................            8,300              168
                                                                  --------------
                                                                           2,067
                                                                  --------------

   SOFTWARE - 5.51%
      Autodesk, Inc. .........................            6,300              215
      Cadence Design Systems, Inc. @@ ........           32,800              531
      Electronic Arts, Inc. @@ ...............            1,500               70
      Microsoft Corp. ........................           64,700            1,555
      Oracle Corp. @@ ........................           47,700              714
      Red Hat, Inc. @@ + .....................           12,701              301
      Salesforce.com, Inc. @@ + ..............            7,000              180
      Synopsys, Inc. @@ ......................           20,800              372
                                                                  --------------
                                                                           3,938
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                           15,272
                                                                  --------------

MATERIALS - 2.76%

   CHEMICALS - 2.10%
      Air Products & Chemicals, Inc. .........            1,900              121
      Dow Chemical Co. .......................            3,000              104
      Monsanto Co. ...........................           19,800              851
      Praxair, Inc. ..........................            5,400              296
      Rohm & Haas Co. ........................            2,900              134
                                                                  --------------
                                                                           1,506
                                                                  --------------

   METALS & MINING - 0.66%
      Alcoa, Inc. ............................            6,100              183
      Newmont Mining Corp. ...................            1,500               77
      Peabody Energy Corp. ...................              300               15
      United States Steel Corp. ..............            3,100              195
                                                                  --------------
                                                                             470
                                                                  --------------
   TOTAL MATERIALS                                                         1,976
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
TELECOMMUNICATION SERVICES - 0.84%

   DIVERSIFIED TELECOMMUNICATION - 0.72%
      Embarq Corp. @@ ........................            6,350   $          287
      Sprint Nextel Corp. ....................            3,800               75
      Verizon Communications, Inc. ...........            4,600              156
                                                                  --------------
                                                                             518
                                                                  --------------

   WIRELESS TELECOMMUNICATION SERVICES - 0.12%
      Leap Wireless International, Inc. @@ ...            1,900               85
                                                                  --------------
   TOTAL TELECOMMUNICATION SERVICES                                          603
                                                                  --------------

UTILITIES - 2.21%

   ELECTRIC UTILITIES - 2.21%
      The AES Corp. @@ .......................            4,400               87
      CMS Energy Corp. @@ ....................            4,100               57
      Edison International ...................            3,000              124
      Northeast Utilities ....................            2,500               56
      PG&E Corp. .............................           10,100              421
      Sierra Pacific Resources Corp. @@ ......            3,500               51
      TXU Corp. ..............................           12,200              784
                                                                  --------------
   TOTAL UTILITIES                                                         1,580
                                                                  --------------
   TOTAL COMMON STOCKS                                                    68,043
                                                                  --------------

                                                   PAR AMOUNT
                                                 --------------
U.S. TREASURY OBLIGATIONS - 0.02%

   U.S. TREASURY NOTES - 0.02%
      3.375%, Due 2/28/2007 ++ ...............   $           10               10
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 4.19%

      American Beacon Money Market Select
         Fund # ..............................        2,783,202            2,783

                                                   PAR AMOUNT
                                                 --------------
      United States Treasury Bill,
         4.80%, Due 9/7/2006 ++ ..............   $          215              214
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS                                            2,997
                                                                  --------------

                                                     SHARES
                                                 --------------
SECURITIES LENDING COLLATERAL - 5.12%

      American Beacon Enhanced Cash Trust # ..        2,423,274            2,423
      American Beacon Money Market Select
         Fund # ..............................        1,237,671            1,238
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                     3,661
                                                                  --------------
TOTAL INVESTMENTS 104.52% - (COST $71,929)                                74,711

LIABILITIES, NET OF OTHER ASSETS - (4.52%)                                (3,229)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $       71,482
                                                                  ==============

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++ At July 31, 2006, security pledged as collateral for open futures contracts.

#    The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                                NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                                CONTRACTS      DATE       VALUE   (DEPRECIATION)
                                ---------   ----------   ------   --------------
Emini S&P 500 Index .........       46       Sep 2006    $2,948         $34
                                                         ======         ===

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 90.49%

CONSUMER DISCRETIONARY - 8.61%

   AUTO COMPONENTS - 0.17%
      Magna International, Inc. + ............           79,900   $        5,872
                                                                  --------------

   HOTELS, RESTAURANTS & LEISURE - 0.95%
      Carnival Corp. .........................          451,900           17,606
      Harrah's Entertainment, Inc. ...........          129,800            7,802
      McDonald's Corp. .......................           84,400            2,987
      Yum! Brands, Inc. ......................          110,300            4,964
                                                                  --------------
                                                                          33,359
                                                                  --------------

   HOUSEHOLD DURABLES - 2.20%
      Centex Corp. + .........................          477,300           22,581
      Fortune Brands, Inc. + .................          144,900           10,508
      Koninklijke (Royal) Philips
         Electronics NV ......................          204,666            6,740
      Matsushita Electric Industrial Co.
         Ltd., ADR ...........................        1,041,000           21,590
      Newell Rubbermaid, Inc. + ..............          167,900            4,426
      Pulte Homes, Inc. + ....................          387,600           11,046
                                                                  --------------
                                                                          76,891
                                                                  --------------

   LEISURE EQUIPMENT & PRODUCTS - 0.36%
      Eastman Kodak Co. + ....................          179,300            3,989
      Mattel, Inc. ...........................          470,100            8,481
                                                                  --------------
                                                                          12,470
                                                                  --------------

   MEDIA - 2.41%
      CBS Corp. + ............................          244,500            6,706
      Clear Channel Communications, Inc. .....          584,000           16,907
      The Interpublic Group of Companies,
         Inc @@ + ............................          922,200            7,553
      The Walt Disney Company Ltd. ...........        1,200,200           35,634
      Warner Music Group Corp. ...............          722,000           17,581
                                                                  --------------
                                                                          84,381
                                                                  --------------

   MULTILINE RETAIL - 1.62%
      Federated Department Stores, Inc. ......          482,112           16,927
      J.C. Penney Company, Inc. + ............          388,000           24,428
      Target Corp. ...........................          217,400            9,983
      Wal-Mart Stores, Inc. ..................          121,000            5,385
                                                                  --------------
                                                                          56,723
                                                                  --------------

   SPECIALTY RETAIL - 0.66%
      The Home Depot, Inc. ...................          663,700           23,037
                                                                  --------------

   TEXTILES & APPAREL - 0.24%
      Liz Claiborne, Inc. ....................          238,100            8,417
                                                                  --------------
   TOTAL CONSUMER DISCRETIONARY                                          301,150
                                                                  --------------

CONSUMER STAPLES - 10.11%

   BEVERAGES - 1.46%
      Anheuser-Busch Companies, Inc. .........          178,800            8,610

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Diageo plc, ADR ........................          603,700   $       42,452
                                                                  --------------
                                                                          51,062
                                                                  --------------

   FOOD & DRUG RETAILING - 0.96%
      Safeway, Inc. + ........................          420,000           11,794
      Sysco Corp. + ..........................          790,000           21,804
                                                                  --------------
                                                                          33,598
                                                                  --------------

   FOOD PRODUCTS - 2.91%
      Archer-Daniels-Midland Co. .............          729,000           32,076
      ConAgra Foods, Inc. ....................          860,800           18,507
      General Mills, Inc. ....................          173,200            8,989
      Kellogg Co. ............................          438,000           21,098
      Kraft Foods, Inc. + ....................          107,000            3,467
      Sara Lee Corp. .........................          321,700            5,437
      Unilever plc, ADR + ....................          508,500           12,148
                                                                  --------------
                                                                         101,722
                                                                  --------------

   HOUSEHOLD PRODUCTS - 0.57%
      The Clorox Co. .........................          334,000           20,020
                                                                  --------------

   PERSONAL PRODUCTS - 0.40%
      L'Oreal SA, ADR + ......................          706,000           14,049
                                                                  --------------

   TOBACCO - 3.81%
      Altria Group, Inc. .....................          622,000           49,741
      Gallaher Group plc, ADR + ..............          104,900            6,955
      Imperial Tobacco Group plc, ADR + ......          552,800           36,070
      UST, Inc. + ............................          795,600           40,218
                                                                  --------------
                                                                         132,984
                                                                  --------------

   TOTAL CONSUMER STAPLES                                                353,435
                                                                  --------------

ENERGY - 8.04%

   ENERGY EQUIPMENT & SERVICES - 0.75%
      Weatherford International Ltd. @@ ......          557,000           26,090
                                                                  --------------

   OIL & GAS - 7.29%
      BP plc, ADR ............................           95,736            6,943
      Chevron Corp. ..........................          400,262           26,329
      ConocoPhillips .........................        1,498,996          102,891
      Devon Energy Corp. .....................          436,000           28,183
      Duke Energy Corp. @@ ...................        1,018,900           30,893
      Kerr-McGee Corp. + .....................          207,878           14,593
      Occidental Petroleum Corp. .............          367,300           39,577
      Petro-Canada ...........................          124,700            5,580
                                                                  --------------
                                                                         254,989
                                                                  --------------
   TOTAL ENERGY                                                          281,079
                                                                  --------------

FINANCIALS - 23.58%
   BANKS - 6.59%
      Bank of America Corp. ..................        1,543,778           79,551

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Comerica, Inc. .........................          109,000   $        6,382
      First Horizon National Corp. + .........          219,200            9,184
      KeyCorp ................................          276,600           10,206
      U.S. Bancorp ...........................          523,660           16,757
      UnionBanCal Corp. ......................           44,000            2,719
      Wachovia Corp. .........................          316,700           16,985
      Washington Mutual, Inc. + ..............        1,091,900           48,808
      Wells Fargo & Co. ......................          551,400           39,888
                                                                  --------------
                                                                         230,480
                                                                  --------------

   DIVERSIFIED FINANCIALS - 9.74%
      The Bear Stearns Cos, Inc. .............          111,800           15,861
      Capital One Financial Corp. ............          255,000           19,724
      The Charles Schwab Corp. ...............        1,739,000           27,615
      Citigroup, Inc. ........................        1,312,738           63,418
      Federal Home Loan Mortgage Corp. .......          314,600           18,203
      Federal National Mortgage Association ..          198,700            9,520
      The Goldman Sachs Group, Inc. ..........           78,800           12,037
      JP Morgan Chase & Co. ..................        1,641,498           74,885
      Merrill Lynch & Co., Inc. ..............          221,300           16,115
      Mitsubishi UFJ Financial Group,
         Inc., ADR ...........................        1,732,000           24,162
      Morgan Stanley Dean Witter & Co. .......          632,500           42,061
      SLM Corp. ..............................          335,500           16,876
                                                                  --------------
                                                                         340,477
                                                                  --------------

   INSURANCE - 7.05%
      ACE Ltd. ...............................          328,300           16,917
      The Allstate Corp. .....................          484,228           27,514
      American International Group, Inc. .....          531,300           32,234
      AON Corp. ..............................          106,500            3,645
      Assurant, Inc. .........................          111,000            5,347
      The Chubb Corp. ........................          502,000           25,311
      Conseco, Inc. @@ .......................          239,600            5,463
      Genworth Financial, Inc. ...............          501,500           17,201
      The Hartford Financial Services
         Group, Inc. .........................           64,500            5,472
      MetLife, Inc. ..........................          601,600           31,283
      MGIC Investment Corp. ..................          203,700           11,593
      Prudential Financial, Inc. .............           98,100            7,715
      The St. Paul Travelers Companies,
         Inc. ................................          666,300           30,517
      XL Capital Ltd. ........................          410,300           26,136
                                                                  --------------
                                                                         246,348
                                                                  --------------

   REAL ESTATE - 0.20%
      The St. Joe Co. + ......................          152,000            6,825
                                                                  --------------
   TOTAL FINANCIALS                                                      824,130
                                                                  --------------

HEALTH CARE - 9.06%

   HEALTH CARE EQUIPMENT & SUPPLIES - 1.88%
      Baxter International, Inc. .............        1,034,300           43,440
      C.R. Bard, Inc. ........................          313,000           22,214
                                                                  --------------
                                                                          65,654
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   HEALTH CARE PROVIDERS & SERVICES - 2.61%
      Cigna Corp. ............................          141,400   $       12,903
      Community Health Systems, Inc. @@ ......          508,000           18,420
      HCA, Inc. ..............................          452,800           22,260
      Tenet Healthcare Corp. @@ + ............          799,600            4,734
      UnitedHealth Group, Inc. ...............          105,800            5,060
      WellPoint, Inc. @@ .....................          372,900           27,781
                                                                  --------------
                                                                          91,158
                                                                  --------------

   PHARMACEUTICALS - 4.57%
      AstraZeneca PLC, ADR ...................          398,000           24,290
      Bristol-Myers Squibb Co. + .............        1,593,200           38,189
      Eli Lilly & Co. ........................           42,900            2,435
      Johnson & Johnson ......................           92,700            5,798
      Merck & Co., Inc. ......................          470,200           18,935
      Pfizer, Inc. ...........................        1,775,900           46,156
      Schering-Plough Corp. ..................          470,200            9,611
      Wyeth ..................................          295,700           14,333
                                                                  --------------
                                                                         159,747
                                                                  --------------
   TOTAL HEALTH CARE                                                     316,559
                                                                  --------------

INDUSTRIALS - 10.55%

   AEROSPACE & DEFENSE - 2.85%
      The Boeing Co. .........................          552,800           42,798
      Lockheed Martin Corp. ..................          216,000           17,211
      Northrop Grumman Corp. .................           95,300            6,308
      Raytheon Co. ...........................          458,700           20,673
      United Technologies Corp. ..............          201,500           12,531
                                                                  --------------
                                                                          99,521
                                                                  --------------

   AIR FREIGHT & COURIERS - 0.06%
      FedEx Corp. ............................           21,500            2,251
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES - 0.93%
      Cendant Corp. ..........................          955,300           14,339
      Mastercard, Inc. @@ + ..................          198,100            9,087
      PHH Corp. @@ ...........................            4,900              123
      Waste Management, Inc. .................          257,665            8,858
                                                                  --------------
                                                                          32,407
                                                                  --------------

   ELECTRICAL EQUIPMENT - 0.37%
      American Power Conversion Corp. ........          761,600           12,856
                                                                  --------------

   INDUSTRIAL CONGLOMERATES - 3.17%
      3M Co. .................................          264,200           18,600
      General Electric Co. ...................          924,100           30,209
      Honeywell International, Inc. ..........          393,100           15,213
      Textron, Inc. ..........................          126,700           11,391
      Tyco International Ltd. ................        1,362,100           35,537
                                                                  --------------
                                                                         110,950
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   MACHINERY - 2.62%
      Caterpillar, Inc. ......................          219,800   $       15,577
      Deere & Co. ............................          303,000           21,989
      Flowserve Corp. @@ .....................          222,300           11,515
      Illinois Tool Works, Inc. ..............          581,500           26,592
      ITT Industries, Inc. ...................          315,700           15,959
                                                                  --------------
                                                                          91,632
                                                                  --------------

   TRANSPORTATION INFRASTRUCTURE - 0.55%
      Burlington Northern Santa Fe Corp. .....          276,400           19,047
                                                                  --------------
   TOTAL INDUSTRIALS                                                     368,664
                                                                  --------------

INFORMATION TECHNOLOGY - 9.03%

   COMMUNICATIONS EQUIPMENT - 1.45%
      Lucent Technologies, Inc. @@ + .........        6,531,000           13,911
      Nokia Corp., ADR .......................        1,847,600           36,675
                                                                  --------------
                                                                          50,586
                                                                  --------------

   COMPUTERS & PERIPHERALS - 3.11%
      Apple Computer, Inc. @@ ................          497,000           33,776
      Hewlett-Packard Co. ....................          874,800           27,915
      International Business Machines Corp. ..          606,100           46,918
                                                                  --------------
                                                                         108,609
                                                                  --------------

   ELECTRICAL EQUIPMENT - 0.59%
      Molex, Inc. + ..........................          139,000            4,409
      Molex, Inc., Class A Shares ............          601,000           16,245
                                                                  --------------
                                                                          20,654
                                                                  --------------

   IT CONSULTING & SERVICES - 1.01%
      Computer Sciences Corp. @@ + ...........          117,700            6,166
      Electronic Data Systems Corp. ..........        1,226,300           29,309
                                                                  --------------
                                                                          35,475
                                                                  --------------

   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.84%
      Intel Corp. ............................          391,300            7,043
      Texas Instruments, Inc. ................          751,000           22,365
                                                                  --------------
                                                                          29,408
                                                                  --------------

   SOFTWARE - 2.03%
      Autodesk, Inc. .........................          174,000            5,935
      CA, Inc. ...............................        1,401,160           29,368
      Microsoft Corp. ........................          494,700           11,888
      Oracle Corp. @@ ........................        1,595,000           23,877
                                                                  --------------
                                                                          71,068
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                          315,800
                                                                  --------------

MATERIALS - 3.81%

   CHEMICALS - 2.26%
      Air Products & Chemicals, Inc. .........          472,300           30,194
      Dow Chemical Co. .......................          153,400            5,305
      E. I. du Pont de Nemours & Co. .........          178,200            7,067
      Lyondell Chemical Co. ..................          730,300           16,264

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      The Mosaic Co. @@ + ....................          811,100   $       12,726
      PPG Industries, Inc. ...................          114,900            7,071
      Tronox, Inc. + .........................           16,572              218
                                                                  --------------
                                                                          78,845
                                                                  --------------

   METALS & MINING - 0.53%
      Alcoa, Inc.                                       618,068           18,511
                                                                  --------------

   PAPER & FOREST PRODUCTS - 1.02%
      International Paper Co. ................          134,500            4,617
      Sappi Ltd., ADR + ......................          355,400            5,000
      Weyerhaeuser Co. + .....................          445,900           26,157
                                                                  --------------
                                                                          35,774
                                                                  --------------
   TOTAL MATERIALS                                                       133,130
                                                                  --------------

TELECOMMUNICATION SERVICES - 3.75%

   COMMUNICATIONS - 0.45%
      Vodafone Group plc, ADR + ..............          715,750           15,518
                                                                  --------------

   DIVERSIFIED TELECOMMUNICATION - 3.30%
      Alltel Corp. ...........................           50,000            2,759
      AT&T, Inc. + ...........................        1,295,500           38,852
      BellSouth Corp. ........................          764,500           29,945
      Verizon Communications, Inc. ...........        1,298,646           43,920
                                                                  --------------
                                                                         115,476
                                                                  --------------
   TOTAL TELECOMMUNICATION SERVICES                                      130,994
                                                                  --------------

UTILITIES - 3.95%

   ELECTRIC UTILITIES - 3.95%
      CenterPoint Energy, Inc. + .............          702,300            9,650
      Dominion Resources, Inc. ...............          122,300            9,598
      DTE Energy Co. + .......................          280,700           11,879
      Entergy Corp. ..........................          404,500           31,187
      Exelon Corp. ...........................          446,400           25,846
      FPL Group, Inc. ........................          760,500           32,808
      Public Service Enterprise Group, Inc. ..          251,700           16,972
                                                                  --------------
   TOTAL UTILITIES                                                       137,940
                                                                  --------------
   TOTAL COMMON STOCKS                                                 3,162,881
                                                                  --------------

SHORT TERM INVESTMENTS - 8.86%
      American Beacon Money Market Select
         Fund ++ .............................      290,525,069          290,525


                                                   PAR AMOUNT
                                                 --------------
      United States Treasury Bill,
         4.80%, Due 9/7/2006 # ...............   $       19,420           19,326
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS                                          309,851
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
SECURITIES LENDING COLLATERAL - 6.40%
      American Beacon Enhanced Cash
         Trust ++ ............................   $  148,237,993   $      148,238
      American Beacon Money Market Select
         Fund ++ .............................       75,402,491           75,403
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                   223,641
                                                                  --------------
TOTAL INVESTMENTS 105.75% - (COST $3,393,497)                          3,696,373

LIABILITIES, NET OF OTHER ASSETS - (5.75%)                              (201,009)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    3,495,364
                                                                  ==============

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At July 31, 2006, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                     UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                               CONTRACTS      DATE        VALUE    (DEPRECIATION)
                               ---------   ----------   --------   --------------
Emini S&P 500 Index ........     4,836      Sep 2006    $309,939       $3,266
                                                        ========       ======

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.13%

CONSUMER DISCRETIONARY - 22.60%

   AUTO COMPONENTS - 4.31%
      Advance Auto Parts, Inc. ...............           14,200   $          430
      Lear Corp. .............................           25,625              578
      Magna International, Inc. ..............           12,325              906
                                                                  --------------
                                                                           1,914
                                                                  --------------

   AUTOMOBILES - 0.60%
      Winnebago Industries, Inc. + ...........            9,200              266
                                                                  --------------

   HOTELS, RESTAURANTS & LEISURE - 2.56%
      GTECH Holdings Corp. ...................           20,200              681
      Royal Caribbean Cruises Ltd. + .........           12,300              417
      Tim Hortons, Inc. @@ + .................            1,600               40
                                                                  --------------
                                                                           1,138
                                                                  --------------

   HOUSEHOLD DURABLES - 4.63%
      The Stanley Works ......................           13,500              612
      Whirlpool Corp. + ......................           18,675            1,442
                                                                  --------------
                                                                           2,054
                                                                  --------------

   LEISURE EQUIPMENT & PRODUCTS - 1.87%
      Hasbro, Inc. ...........................           31,950              597
      Mattel, Inc. ...........................           12,900              233
                                                                  --------------
                                                                             830
                                                                  --------------

   MULTILINE RETAIL - 1.23%
      Family Dollar Stores, Inc. .............           24,000              545
                                                                  --------------

   SPECIALTY RETAIL - 7.40%
      AutoZone Inc. @@ .......................            7,150              628
      RadioShack Corp. + .....................           28,925              468
      Rent-A-Center, Inc. @@ .................           24,875              670
      The Sherwin-Williams Co. ...............           15,000              759
      The TJX Companies, Inc. ................           31,100              758
                                                                  --------------
                                                                           3,283
                                                                  --------------
   TOTAL CONSUMER DISCRETIONARY                                           10,030
                                                                  --------------

CONSUMER STAPLES - 6.19%

   FOOD PRODUCTS - 1.53%
      Del Monte Foods Co. + ..................           65,000              681
                                                                  --------------

   PERSONAL PRODUCTS - 1.68%
      NBTY, Inc. @@ ..........................           25,250              746
                                                                  --------------

   TOBACCO - 2.98%
      Loews Corp. - Carolina Group ...........           15,700              901

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      UST, Inc. + ............................            8,300   $          419
                                                                  --------------
                                                                           1,320
                                                                  --------------
   TOTAL CONSUMER STAPLES                                                  2,747
                                                                  --------------

ENERGY - 1.99%

   OIL & GAS - 1.99%
      El Paso Corp. + ........................           15,500              248
      Murphy Oil Corp. .......................           12,300              633
                                                                  --------------
   TOTAL ENERGY                                                              881
                                                                  --------------

FINANCIALS - 26.04%

   BANKS - 6.49%
      Comerica, Inc. .........................            7,975              467
      New York Community Bancorp, Inc. + .....           34,800              568
      Peoples Bank + .........................           20,250              727
      Popular, Inc. ..........................           21,950              395
      The South Financial Group, Inc. + ......           14,900              403
      TCF Financial Corp. ....................           11,900              320
                                                                  --------------
                                                                           2,880
                                                                  --------------

   FINANCIAL - 0.97%
      The First Marblehead Corp + ............            9,400              430
                                                                  --------------

   INSURANCE - 16.06%
      AON Corp. ..............................           17,275              591
      Axis Capital Holdings Ltd. .............           17,800              526
      The First American Corp. ...............           16,625              615
      IPC Holdings Ltd. + ....................           16,475              474
      Old Republic International Corp. .......           23,187              493
      Protective Life Corp. ..................           11,175              517
      Radian Group, Inc. .....................           10,200              628
      RenaissanceRe Holdings Ltd. ............           12,250              635
      Torchmark Corp. ........................           18,650            1,128
      Willis Group Holdings Ltd. + ...........           17,900              582
      XL Capital Ltd. ........................           14,775              941
                                                                  --------------
                                                                           7,130
                                                                  --------------

   REAL ESTATE - 2.52%
      American Financial Realty Trust + ......           34,800              403
      American Home Mortgage Investment
         Corp. + .............................           14,700              513
      First Industrial Realty Trust, Inc. + ..            5,000              202
                                                                  --------------
                                                                           1,118
                                                                  --------------
   TOTAL FINANCIALS                                                       11,558
                                                                  --------------

HEALTH CARE - 10.83%

   BIOTECHNOLOGY - 0.90%
      Charles River Laboratories
         International, Inc. @@ ..............           11,300              401
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.87%
      Hillenbrand Industries, Inc. + .........           12,775   $          635
      IMS Health, Inc. .......................           23,250              638
                                                                  --------------
                                                                           1,273
                                                                  --------------

   HEALTH CARE PROVIDERS & SERVICES - 6.31%
      AmerisourceBergen Corp. ................           22,450              965
      Coventry Health Care, Inc. @@ ..........            9,900              522
      HealthSouth Corp. @@ + .................           93,100              368
      Triad Hospitals, Inc. @@ ...............           12,900              503
      Universal Health Services, Inc. ........            7,900              442
                                                                  --------------
                                                                           2,800
                                                                  --------------

   PHARMACEUTICALS - 0.75%
      Valeant Pharmaceuticals
         International + .....................           19,400              335
                                                                  --------------
   TOTAL HEALTH CARE                                                       4,809
                                                                  --------------

INDUSTRIALS - 11.87%

   AEROSPACE & DEFENSE - 1.28%
      Goodrich Corp. .........................           14,100              569
                                                                  --------------

   AIR FREIGHT & COURIERS - 1.24%
      Ryder System, Inc. .....................           10,900              549
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES - 3.98%
      H&R Block, Inc. @@ .....................           19,500              444
      Mastercard, Inc. @@ + ..................            7,000              321
      United Stationers, Inc. @@ .............           12,700              625
      Valassis Communications, Inc. @@ .......           18,475              379
                                                                  --------------
                                                                           1,769
                                                                  --------------

   ELECTRICAL EQUIPMENT - 1.19%
      American Power Conversion Corp. ........           31,400              530
                                                                  --------------

   INDUSTRIAL CONGLOMERATES - 1.66%
      Reynolds American, Inc. + ..............            5,800              735
                                                                  --------------

   MACHINERY - 1.80%
      ITT Industries, Inc. ...................            8,600              435
      Kennametal, Inc. .......................            6,800              362
                                                                  --------------
                                                                             797
                                                                  --------------

   TRADING COMPANIES & DISTRIBUTORS - 0.72%
      Genuine Parts Co. ......................            7,700              321
                                                                  --------------
   TOTAL INDUSTRIALS                                                       5,270
                                                                  --------------

INFORMATION TECHNOLOGY - 4.58%

   COMMUNICATIONS EQUIPMENT - 1.42%
      Lucent Technologies, Inc. @@ + .........          296,625              632
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.46%
      Tech Data Corp. @@ .....................           17,435   $          648
                                                                  --------------

   IT CONSULTING & SERVICES - 0.95%
      Computer Sciences Corp. @@ + ...........            8,075              423
                                                                  --------------

   SOFTWARE - 0.75%
      CA, Inc. ...............................           15,750              330
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                            2,033
                                                                  --------------

MATERIALS - 1.12%

   CHEMICALS - 1.12%
      FMC Corp. ..............................            8,050              497
                                                                  --------------

UTILITIES - 7.91%

   ELECTRIC UTILITIES - 4.64%
      CenterPoint Energy, Inc. + .............           20,500              282
      Pinnacle West Capital Corp. + ..........           13,900              598
      Wisconsin Energy Corp. .................           16,875              712
      Xcel Energy, Inc. + ....................           23,200              465
                                                                  --------------
                                                                           2,057
                                                                  --------------

   GAS UTILITIES - 3.27%
      MDU Resources Group, Inc. ..............           20,250              499
      Sempra Energy ..........................           19,750              953
                                                                  --------------
                                                                           1,452
                                                                  --------------
   TOTAL UTILITIES                                                         3,509
                                                                  --------------
   TOTAL COMMON STOCKS                                                    41,334
                                                                  --------------

SHORT TERM INVESTMENTS - 5.47%

      American Beacon Money Market Select
         Fund ++ .............................        2,218,152            2,218

                                                   PAR AMOUNT
                                                 --------------
      United States Treasury Bill,
         4.80%, Due 9/7/2006 # ...............   $          210              209
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS                                            2,427
                                                                  --------------

                                                     SHARES
                                                 --------------
SECURITIES LENDING COLLATERAL - 22.69%
      American Beacon Enhanced Cash
         Trust ++ ............................        6,666,319            6,666
      American Beacon Money Market Select
         Fund ++ .............................        3,404,779            3,405
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                    10,071
                                                                  --------------
TOTAL INVESTMENTS 121.29% - (COST $53,401)                                53,832

LIABILITIES, NET OF OTHER ASSETS - (21.29%)                               (9,449)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $       44,383
                                                                  ==============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At July 31, 2006, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Emini S&P 500 Index ........       34       Sep 2006     $2,538        $(24)
                                                         ======        ====

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.23%

CONSUMER DISCRETIONARY - 19.16%

   AUTO COMPONENTS - 2.63%
      Aftermarket Technology Corp. @@ ........          152,500   $        3,334
      American Axle & Manufacturing Holdings,
         Inc. + ..............................          441,800            7,237
      ArvinMeritor, Inc. + ...................          600,100            9,878
      Bandag, Inc. + .........................           77,500            2,672
      Bandag, Inc., A Shares .................            3,600              105
      BorgWarner, Inc. .......................          189,100           11,346
      Commercial Vehicle Group, Inc. @@ + ....          240,300            4,328
      Gentex Corp. + .........................          309,300            4,126
      The Goodyear Tire & Rubber Co. @@ + ....          306,000            3,366
      Keystone Automotive Industries, Inc.
         @@ + ................................           79,500            3,391
      Lear Corp. + ...........................          809,500           18,270
      Modine Manufacturing Co. ...............          151,200            3,564
      Tenneco, Inc. @@ + .....................          125,500            2,915
      TRW Automotive Holdings Corp. @@ .......          193,400            5,009
                                                                  --------------
                                                                          79,541
                                                                  --------------

   DISTRIBUTORS - 0.06%
      Spectrum Brands, Inc. @@ + .............          284,900            1,929
                                                                  --------------

   HOTELS, RESTAURANTS & LEISURE - 2.39%
      Brinker International, Inc. + ..........          177,800            5,761
      CBRL Group, Inc. + .....................          185,400            6,057
      CEC Entertainment, Inc. @@ .............          181,500            5,360
      Jack in the Box, Inc. @@ + .............          121,400            4,788
      JAKKS Pacific, Inc. @@ + ...............          202,400            3,337
      Kerzner International Ltd. @@ + ........          113,400            9,072
      Landry's Restaurants, Inc. + ...........          316,200            8,945
      Live Nation, Inc. @@ ...................          164,800            3,454
      Lodgian, Inc. @@ + .....................          567,100            6,811
      Magna Entertainment Corp. @@ + .........          754,100            4,080
      Red Lion Hotels Corp. @@ ...............           79,800              775
      Ruby Tuesday, Inc. + ...................          112,600            2,473
      Ryan's Restaurant Group, Inc. @@ .......          307,100            4,840
      Speedway Motorsports, Inc. + ...........           83,900            3,030
      Sunterra Corp. @@ + ....................          299,100            3,529
                                                                  --------------
                                                                          72,312
                                                                  --------------

   HOUSEHOLD DURABLES - 3.52%
      American Greetings Corp. + .............          496,000           11,175
      Beazer Homes USA, Inc. + ...............          214,700            8,951
      Blyth, Inc. ............................          344,700            6,022
      Champion Enterprises, Inc. @@ + ........          791,300            5,246
      Ethan Allen Interiors, Inc. + ..........          280,900           10,483
      Furniture Brands International,
         Inc. + ..............................          609,000           12,217
      Helen of Troy Ltd. @@ + ................          382,500            6,858
      HNI Corp. ..............................           17,200              698
      M.D.C. Holdings, Inc. + ................           74,673            3,258

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Matthews International Corp. ...........           68,000   $        2,335
      Standard Pacific Corp. + ...............           19,600              438
      Tempur-Pedic International, Inc. @@ + ..          591,500            8,577
      The Toro Co. + .........................          125,600            5,201
      Tupperware Corp. + .....................          698,785           12,061
      WCI Communities, Inc. @@ + .............          655,900           10,304
      The Yankee Candle Company, Inc. + ......          106,900            2,599
                                                                  --------------
                                                                         106,423
                                                                  --------------

   INTERNET & CATALOG RETAIL - 0.29%
      Insight Enterprises, Inc. @@ ...........          301,200            5,102
      School Specialty, Inc. @@ + ............          114,900            3,677
                                                                  --------------
                                                                           8,779
                                                                  --------------

   LEISURE EQUIPMENT & PRODUCTS - 0.78%
      Brunswick Corp. + ......................          467,300           13,818
      MarineMax, Inc. @@ + ...................          311,600            6,559
      Polaris Industries, Inc. + .............           82,900            3,169
                                                                  --------------
                                                                          23,546
                                                                  --------------

   MEDIA - 1.37%
      Belo Corp. @@ ..........................          105,400            1,699
      Courier Corp. + ........................           70,999            2,539
      Cox Radio, Inc. @@ + ...................          270,900            3,969
      Dow Jones & Co., Inc. + ................           59,100            2,071
      Entercom Communications Corp. ..........          194,000            4,918
      Gray Television, Inc. ..................           67,400              453
      Hearst-Argyle Television, Inc. .........           67,400            1,348
      Journal Communications, Inc. ...........          270,600            2,855
      Journal Register Co. ...................          274,150            2,100
      Lin TV Corp. @@ + ......................          344,540            2,267
      Meredith Corp. .........................           29,100            1,374
      R.H. Donnelley Corp. + .................           45,000            2,349
      Scholastic Corp. @@ + ..................          201,000            5,779
      Triple Crown Media, Inc. @@ ............           11,460               88
      Westwood One, Inc. .....................        1,121,300            7,468
                                                                  --------------
                                                                          41,277
                                                                  --------------

   MULTILINE RETAIL - 1.03%
      BJ's Wholesale Club, Inc. @@ + .........          583,300           16,612
      Dollar Tree Stores, Inc. @@ + ..........           92,900            2,471
      Fred's, Inc. + .........................          519,900            6,234
      Tuesday Morning Corp. + ................          403,200            5,830
                                                                  --------------
                                                                          31,147
                                                                  --------------

   SPECIALTY RETAIL - 6.06%
      Asbury Automotive Group, Inc. @@ + .....           93,100            1,869
      Big 5 Sporting Goods Corp. + ...........          391,900            7,615
      Borders Group, Inc. ....................          546,500           10,389
      The Buckle, Inc. .......................           53,000            2,104
      Charming Shoppes, Inc. @@ + ............          663,100            6,837
      Claire's Stores, Inc. ..................          361,900            9,058
      Conn's, Inc. @@ + ......................           45,800            1,178

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      The Finish Line, Inc., Class A
         Shares + ............................           94,000   $        1,156
      Foot Locker, Inc. ......................          182,900            4,969
      Genesco, Inc. @@ + .....................           50,900            1,378
      Group 1 Automotive, Inc. + .............          203,000           12,448
      Guitar Center, Inc. @@ + ...............          210,300            8,942
      HOT Topic, Inc. @@ + ...................          211,300            3,108
      Jos. A. Bank Clothiers, Inc. @@ + ......           87,900            2,213
      Lithia Motors, Inc. + ..................           47,700            1,344
      The Men's Wearhouse, Inc. + ............          653,800           20,340
      OfficeMax, Inc. ........................          161,900            6,656
      Pacific Sunwear of California @@ + .....          157,500            2,627
      PETCO Animal Supplies, Inc. @@ + .......          169,700            4,763
      Regis Corp. + ..........................          377,100           12,701
      Rent-A-Center, Inc. @@ .................          466,750           12,570
      Sonic Automotive, Inc., A Shares + .....          597,100           13,733
      Stage Stores, Inc. .....................          324,180            9,615
      Talbots, Inc. + ........................          117,700            2,428
      United Auto Group, Inc. + ..............           59,800            1,279
      United Rentals, Inc. @@ + ..............          242,500            6,771
      Zale Corp. @@ + ........................          589,800           15,105
                                                                  --------------
                                                                         183,196
                                                                  --------------

   TEXTILES & APPAREL - 1.03%
      Brown Shoe Company, Inc. + .............            2,450               79
      Columbia Sportswear Co. @@ + ...........           89,368            4,443
      Jones Apparel Group, Inc. ..............           74,300            2,199
      Kenneth Cole Productions, Inc. + .......           94,500            2,277
      K-Swiss, Inc. ..........................          123,500            3,454
      New York & Co, Inc. @@ + ...............          129,400            1,312
      The Timberland Co. @@ ..................          247,900            6,384
      The Warnaco Group, Inc. @@ + ...........          617,800           11,003
                                                                  --------------
                                                                          31,151
                                                                  --------------
   TOTAL CONSUMER DISCRETIONARY                                          579,301
                                                                  --------------

CONSUMER STAPLES - 3.62%

   BEVERAGES - 0.10%
      The Boston Beer Co., Inc. @@ + .........          104,500            3,077
                                                                  --------------

   FOOD & DRUG RETAILING - 1.04%
      Agrium, Inc. ...........................          685,600           16,619
      Casey's General Stores, Inc. ...........          152,100            3,442
      Pathmark Stores, Inc. @@ ...............          298,400            2,557
      Ruddick Corp. + ........................          231,600            5,669
      Smart & Final, Inc. @@ .................          199,400            3,097
                                                                  --------------
                                                                          31,384
                                                                  --------------

   FOOD PRODUCTS - 2.05%
      Chiquita Brands International, Inc. + ..          227,600            3,059
      Del Monte Foods Co. ....................        1,452,500           15,222
      Gold Kist, Inc. @@ + ...................          110,700            1,549
      J&J Snack Foods Corp. ..................           53,800            1,619

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      The JM Smucker Co. .....................           54,700   $        2,441
      Lance, Inc. ............................          100,110            2,386
      Pilgrim's Pride Corp. + ................           57,500            1,470
      Ralcorp Holdings, Inc. @@ + ............          277,900           11,583
      Sanderson Farms, Inc. + ................          147,200            3,814
      Sensient Technologies Corp. + ..........          394,150            7,859
      Smithfield Foods, Inc. @@ ..............          389,400           11,078
                                                                  --------------
                                                                          62,080
                                                                  --------------

   RETAIL-DRUG STORE - 0.22%
      Longs Drug Stores Corp. + ..............          162,200            6,670
                                                                  --------------

   TOBACCO - 0.21%
      Schweitzer-Mauduit International,
         Inc. ................................          102,800            2,080
      Universal Corp. + ......................          117,900            4,164
                                                                  --------------
                                                                           6,244
                                                                  --------------
   TOTAL CONSUMER STAPLES                                                109,455
                                                                  --------------

ENERGY - 4.79%

   ENERGY EQUIPMENT & SERVICES - 2.26%
      CARBO Ceramics, Inc. + .................           58,700            2,283
      Dril-Quip, Inc. @@ + ...................           32,720            2,765
      FMC Technologies, Inc. @@ ..............           19,100            1,204
      Global Industries Ltd. @@ + ............          299,100            4,989
      Gulfmark Offshore, Inc. @@ + ...........           21,400              678
      Maverick Tube Corp. @@ + ...............          166,400           10,615
      Oil States International, Inc. @@ + ....          381,600           12,272
      Tetra Technologies, Inc. @@ + ..........          137,200            3,925
      Unit Corp. @@ ..........................          217,500           12,754
      Universal Compression Holdings,
         Inc. @@ .............................          164,000           10,447
      Veritas DGC, Inc. @@ + .................          112,640            6,451
                                                                  --------------
                                                                          68,383
                                                                  --------------

   OIL & GAS - 2.53%
      Berry Petroleum Co. + ..................            5,800              195
      Cimarex Energy Co. + ...................          117,400            4,793
      Edge Petroleum Corp. @@ + ..............          103,700            2,197
      Encore Acquisition Co. @@ + ............          406,549           12,384
      Energy Partners Ltd. @@ + ..............          243,400            4,423
      EXCO Resources, Inc. @@ + ..............          948,800           12,259
      Forest Oil Corp. @@ ....................           86,700            2,905
      The Houston Exploration Co. @@ .........           86,100            5,498
      Pioneer Drilling Co. @@ + ..............          437,900            6,687
      Pogo Producing Co. + ...................          159,500            7,061
      Stone Energy Corp. @@ + ................          221,500           10,355
      Tsakos Energy Navigation Ltd. + ........          172,400            7,708
                                                                  --------------
                                                                          76,465
                                                                  --------------
   TOTAL ENERGY                                                          144,848
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
FINANCIALS - 23.95%

   BANKS - 7.19%
      Alabama National Bancorp + .............           43,500   $        2,947
      Anchor BanCorp Wisconsin, Inc. + .......           51,138            1,519
      Astoria Financial Corp. ................          164,600            4,897
      BancorpSouth, Inc. + ...................          274,400            7,505
      Bank of Hawaii Corp. ...................          193,600            9,591
      BankAtlantic Bancorp, Inc. + ...........          656,400            9,111
      Chemical Financial Corp. + .............          165,531            5,067
      Chittenden Corp. .......................          214,125            6,043
      Citizens Banking Corp. + ...............          317,500            8,061
      City National Corp. + ..................           43,500            2,902
      The Colonial BancGroup, Inc. ...........            7,900              201
      Columbia Banking System, Inc. ..........           93,900            2,932
      Community Bank System, Inc. + ..........          225,800            4,778
      Corus Bankshares, Inc. + ...............           13,574              313
      Cullen/Frost Bankers, Inc. + ...........          215,200           12,637
      Downey Financial Corp. + ...............          125,500            8,327
      F.N.B. Corp. + .........................          402,500            6,657
      First Commonwealth Financial Corp. + ...          156,600            2,034
      First Republic Bank + ..................           87,100            3,704
      FirstFed Financial Corp. @@ + ..........           13,000              734
      Flagstar Bancorp, Inc. + ...............          364,600            5,309
      Flushing Financial Corp. ...............          114,900            1,912
      Fulton Financial Corp. + ...............          117,179            1,939
      Greater Bay Bancorp + ..................           79,000            2,263
      Harleysville National Corp. + ..........           96,200            2,022
      IBERIABANK Corp. .......................           45,400            2,609
      International Bancshares Corp. + .......          231,128            6,696
      Investors Financial Services Corp. + ...           32,300            1,448
      MAF Bancorp, Inc. ......................          112,500            4,612
      National Penn Bancshares, Inc. + .......           52,800            1,077
      NBT Bancorp, Inc. + ....................          154,406            3,656
      Pacific Capital Bancorp ................           22,900              675
      Park National Corp. + ..................           26,600            2,702
      PFF Bancorp, Inc. + ....................            8,400              315
      Provident Bankshares Corp. + ...........          113,720            4,181
      Republic Bancorp, Inc. + ...............          565,298            7,383
      S&T Bancorp, Inc. + ....................            9,364              293
      Sky Financial Group, Inc. ..............          241,694            5,929
      The South Financial Group, Inc. + ......          164,758            4,452
      Sterling Bancshares, Inc. + ............          166,700            3,266
      Sterling Financial Corp. ...............          136,299            4,357
      Susquehanna Bancshares, Inc. + .........          270,200            6,533
      TrustCo Bank Corp NY + .................          131,200            1,445
      Trustmark Corp. + ......................          340,960           10,812
      United Bankshares, Inc. + ..............           77,571            2,764
      Washington Federal, Inc. ...............          457,794           10,241
      Webster Financial Corp. ................          277,200           13,073
      WesBanco, Inc. + .......................          118,900            3,513

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Wilmington Trust Corp. .................           44,800   $        1,951
                                                                  --------------
                                                                         217,388
                                                                  --------------

   DIVERSIFIED FINANCIALS - 2.87%
      ACE Cash Express, Inc. @@ ..............          197,900            5,832
      Affiliated Managers Group, Inc. @@ + ...           88,000            8,056
      Ares Capital Corp. .....................          263,900            4,304
      Asset Acceptance Capital Corp. @@ + ....          376,480            6,844
      Assured Guaranty Ltd. ..................          166,900            4,256
      Asta Funding, Inc. + ...................          197,500            6,595
      CapitalSource, Inc. ....................           70,030            1,652
      Cash America International, Inc. .......          195,400            6,693
      CompuCredit Corp. @@ + .................          173,500            5,668
      Financial Federal Corp. + ..............          177,150            4,760
      IndyMac Bancorp, Inc. ..................          163,100            6,891
      MCG Capital Corp. + ....................          561,100            9,140
      MortgageIT Holdings, Inc. + ............          280,500            4,098
      Piper Jaffray Co. @@ ...................          106,713            5,463
      Raymond James Financial, Inc. ..........           58,200            1,691
      World Acceptance Corp. @@ ..............          113,200            4,698
                                                                  --------------
                                                                          86,641
                                                                  --------------

   INSURANCE - 9.50%
      21st Century Insurance Group + .........          559,800            8,660
      Alfa Corp. + ...........................           78,403            1,292
      American Equity Investment Life Holding
         Co + ................................          389,200            4,238
      American Financial Group, Inc. + .......          548,600           23,102
      American National Insurance Co. ........           11,900            1,364
      AmerUs Group Co. + .....................          208,100           13,961
      Arch Capital Group Ltd. @@ .............          139,000            8,460
      Argonaut Group, Inc. @@ ................           15,007              438
      Arthur J Gallagher & Co. + .............          114,900            3,122
      Aspen Insurance Holdings Ltd. + ........          235,800            5,565
      The Commerce Group, Inc. ...............          152,200            4,598
      Conseco, Inc. @@ + .....................          552,900           12,606
      Delphi Financial Group, Inc. + .........          541,650           20,631
      FBL Financial Group, Inc. + ............          235,600            7,461
      Fremont General Corp. + ................           31,700              563
      Great American Financial Resources,
         Inc. ................................           80,800            1,643
      The Hanover Insurance Group, Inc. ......          459,700           21,275
      Harleysville Group, Inc. ...............           65,228            2,070
      HCC Insurance Holdings, Inc. + .........          248,800            7,586
      Hilb Rogal & Hobbs Co. .................           53,100            2,151
      Horace Mann Educators Corp. ............          456,600            7,748
      Infinity Property and Casualty Corp. ...          157,798            6,484
      KMG America Corp. @@ + .................          431,900            3,606
      LandAmerica Financial Group, Inc. + ....           30,500            1,947
      Max Re Capital Ltd. ....................          288,200            6,484
      Mercury General Corp. ..................          156,100            8,614
      The Midland Co. ........................           59,200            2,220
      National Western Life Insurance Co. ....            2,500              575

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      The Navigators Group, Inc. @@ ..........          179,700   $        7,639
      Odyssey Re Holdings Corp. + ............          394,200           10,604
      Ohio Casualty Corp. + ..................          360,840            9,353
      The Phoenix Companies, Inc. ............          212,100            2,885
      PMA Capital Corp. @@ ...................          169,400            1,689
      Presidential Life Corp. ................           92,700            2,238
      Protective Life Corp. ..................          316,700           14,666
      Quanta Capital Holdings Ltd. @@ ........          265,200              586
      Reinsurance Group of America, Inc. + ...          259,700           12,873
      Safety Insurance Group, Inc. + .........          116,200            6,166
      Scottish Re Group Ltd. + ...............          318,000            1,269
      StanCorp Financial Group, Inc. .........          220,800            9,514
      Stewart Information Services Corp. + ...           12,900              444
      Triad Guaranty, Inc. @@ + ..............          215,200           10,734
      United America Indemnity Ltd. @@ .......          245,297            5,087
      United Fire & Casualty, Co. ............           36,600            1,093
      Unitrin, Inc. ..........................           51,400            2,056
                                                                  --------------
                                                                         287,360
                                                                  --------------

   INVESTMENT COMPANIES - 0.22%
      American Capital Strategies Ltd. + .....          194,100            6,794
                                                                  --------------
   REAL ESTATE - 4.17%
      Aames Investment Corp. + ...............          480,800            2,327
      Alexandria Real Estate Equities,
         Inc. + ..............................           17,400            1,643
      American Financial Realty Trust + ......          385,400            4,463
      Annaly Capital Management, Inc. + ......          531,000            6,802
      Bluegreen Corp. @@ + ...................          321,300            3,762
      Brookfield Homes Corp. + ...............           94,670            2,309
      Capital Lease Funding, Inc. + ..........          333,600            3,666
      Capital Trust, Inc. + ..................          131,400            4,518
      Comstock Homebuilding Companies,
         Inc. @@ + ...........................          147,700              837
      Corrections Corp of America @@ .........          103,506            5,651
      Crystal River Capital, Inc. @@ .........           44,300              983
      Eagle Hospitality Properties Trust,
         Inc .................................          196,000            1,809
      Education Realty Trust, Inc. + .........          221,100            3,456
      Equity Inns, Inc. + ....................          521,300            8,221
      Fieldstone Investment Corp. + ..........          408,900            3,701
      First Potomac Realty Trust + ...........          100,500            2,843
      Government Properties Trust, Inc. ......           22,900              206
      Health Care Real Estate Investment
         Trust, Inc. + .......................           46,700            1,690
      Highland Hospitality Corp. .............          487,500            6,508
      Innkeepers USA Trust + .................          230,000            3,880
      Jones Lang LaSalle, Inc. + .............           91,600            7,484
      LaSalle Hotel Properties + .............          278,500           11,505
      Lexington Corporate Properties
         Trust + .............................          464,200            9,247
      MI Developments, Inc. ..................          401,800           13,119
      Mission West Properties, Inc. + ........          222,200            2,406
      Redwood Trust, Inc. ....................          117,800            5,605
      Strategic Hotel Capital, Inc. ..........          195,400            3,898

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Thomas Properties Group, Inc. ..........          108,500   $        1,271
      Ventas, Inc. ...........................           59,800            2,137
                                                                  --------------
                                                                         125,947
                                                                  --------------
   TOTAL FINANCIALS                                                      724,130
                                                                  --------------
HEALTH CARE - 3.23%

   HEALTH CARE EQUIPMENT & SUPPLIES - 0.14%
      CONMED Corp. @@ ........................           34,728              693
      The Cooper Companies, Inc. + ...........           20,600              911
      Encore Medical Corp. @@ + ..............          169,020            1,058
      Medical Action Industries, Inc. @@ + ...           75,200            1,667
                                                                  --------------
                                                                           4,329
                                                                  --------------

   HEALTH CARE PROVIDERS & SERVICES - 2.98%
      Amedisys, Inc. @@ + ....................          149,100            5,694
      Amsurg Corp. @@ + ......................          191,200            4,239
      Apria Healthcare Group, Inc. @@ ........          360,900            6,323
      Kindred Healthcare, Inc. @@ + ..........          379,700           10,036
      LifePoint Hospitals, Inc. @@ + .........          227,500            7,665
      Magellan Health Services, Inc. @@ + ....          446,200           21,449
      MAXIMUS, Inc. ..........................          181,700            4,931
      Option Care, Inc. + ....................          568,263            6,427
      Pediatrix Medical Group, Inc. @@ .......          150,400            6,377
      RehabCare Group, Inc. @@ + .............          106,900            2,001
      Res-Care, Inc. @@ + ....................          233,400            4,439
      Triad Hospitals, Inc. @@ + .............          219,400            8,550
      Universal Health Services, Inc. + ......           31,900            1,786
                                                                  --------------
                                                                          89,917
                                                                  --------------

   PHARMACEUTICALS - 0.11%
      Endo Pharmaceuticals Holdings,
         Inc. @@ .............................           45,700            1,420
      KV Pharmaceutical Co. @@ ...............          101,300            1,919
                                                                  --------------
                                                                           3,339
                                                                  --------------
   TOTAL HEALTH CARE                                                      97,585
                                                                  --------------

INDUSTRIALS - 16.77%

   AEROSPACE & DEFENSE - 0.81%
      Alliant Techsystems, Inc. @@ ...........           28,200            2,260
      Armor Holdings, Inc. @@ + ..............          171,500            8,860
      EDO Corp. + ............................          115,800            2,598
      Esterline Technologies Corp. @@ + ......          218,000            9,228
      United Industrial Corp. + ..............           33,300            1,498
                                                                  --------------
                                                                          24,444
                                                                  --------------

   AIR FREIGHT & COURIERS - 0.44%
      Ryder System, Inc. + ...................          266,400           13,427
                                                                  --------------

   BUILDING PRODUCTS - 0.74%
      ElkCorp + ..............................          344,500            8,592
      Insituform Technologies, Inc. @@ + .....          401,000            8,641
      Lennox International, Inc. .............          194,800            4,443

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Universal Forest Products, Inc. + ......           13,500   $          686
                                                                  --------------
                                                                          22,362
                                                                  --------------
   CHEMICALS - 0.16%
      Pioneer Companies, Inc. @@ .............          187,400            4,921
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES - 6.16%
      Adesa, Inc. ............................          239,500            4,888
      Allied Waste Industries, Inc. @@ .......          156,700            1,592
      Bowne & Co., Inc. + ....................          735,900           10,207
      The Brink's Co. + ......................          154,430            8,508
      Career Education Corp. @@ ..............          189,000            5,379
      Casella Waste Systems, Inc. @@ + .......          119,100            1,392
      Central Parking Corp. + ................          213,800            3,288
      Ceridian Corp. @@ ......................          102,000            2,449
      Clean Harbors, Inc. @@ + ...............          133,200            4,914
      Consolidated Graphics, Inc. @@ .........           21,512            1,058
      Convergys Corp. @@ .....................          586,800           11,196
      Con-way, Inc. @@ + .....................          235,100           11,633
      CSG Systems International, Inc. @@ + ...          234,000            6,093
      Deluxe Corp. + .........................          430,100            7,312
      Electro Rent Corp. @@ + ................           89,605            1,329
      Ennis, Inc. + ..........................           65,900            1,279
      Headwaters, Inc. @@ + ..................           84,700            1,960
      John H. Harland Co. ....................          112,500            4,422
      Kelly Services, Inc. + .................          397,300           10,755
      Labor Ready, Inc. @@ + .................          117,600            1,918
      LECG Corp. @@ + ........................          580,600           10,695
      McGrath Rentcorp .......................          108,038            2,919
      Navigant Consulting, Inc. @@ + .........          350,900            6,695
      NCO Group, Inc. @@ + ...................          227,542            6,019
      PHH Corp. @@ + .........................          279,800            6,998
      Pre-Paid Legal Services, Inc. + ........          110,300            3,995
      Sabre Holdings Corp. + .................          837,598           17,338
      Spherion Corp. @@ + ....................          366,600            2,786
      Steelcase, Inc., A Shares ..............           95,300            1,400
      Valassis Communications, Inc. @@ .......        1,029,000           21,125
      Waste Connections, Inc. @@ + ...........          129,700            4,848
                                                                  --------------
                                                                         186,390
                                                                  --------------

   CONSTRUCTION & ENGINEERING - 0.55%
      Comfort Systems USA, Inc. ..............          152,600            2,102
      Granite Construction, Inc. .............          129,300            5,623
      Infrasource Services, Inc. @@ + ........          114,100            2,120
      The Shaw Group, Inc. @@ + ..............          323,400            6,691
                                                                  --------------
                                                                          16,536
                                                                  --------------

   ELECTRICAL EQUIPMENT - 1.09%
      Brady Corp. + ..........................          314,900           10,631
      EnerSys @@ + ...........................           99,217            1,789
      The Genlyte Group, Inc. @@ + ...........           75,900            5,279
      II-VI, Inc. @@ + .......................          212,100            3,926

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Regal-Beloit Corp. + ...................          247,400   $        9,834
      Thomas & Betts Corp. @@ ................           32,100            1,519
                                                                  --------------
                                                                          32,978
                                                                  --------------

   MACHINERY - 4.71%
      AGCO Corp. @@ + ........................        1,138,180           26,133
      Barnes Group, Inc. .....................          139,900            2,380
      Briggs & Stratton Corp. + ..............          394,200           10,092
      CIRCOR International, Inc. + ...........           90,925            2,532
      Flowserve Corp. @@ + ...................          476,700           24,693
      The Greenbrier Companies, Inc. + .......          100,700            2,798
      Harsco Corp. ...........................          149,900           12,083
      IDEX Corp. + ...........................          243,800           10,593
      Kaydon Corp. + .........................          326,400           11,832
      Kennametal, Inc. .......................           36,700            1,954
      Navistar International Corp. @@ ........          331,700            7,417
      Reliance Steel & Aluminum Co. ..........           40,000            1,434
      Terex Corp. @@ .........................          268,200           12,026
      The Timken Co. .........................          405,100           13,044
      Wabash National Corp. + ................          227,600            3,241
                                                                  --------------
                                                                         142,252
                                                                  --------------

   MARINE - 0.68%
      Alexander & Baldwin, Inc. ..............          175,000            7,018
      Kirby Corp. @@ + .......................          293,400            9,421
      Overseas Shipholding Group, Inc. .......           64,800            4,172
                                                                  --------------
                                                                          20,611
                                                                  --------------

   ROAD & RAIL - 1.06%
      Arkansas Best Corp. + ..................          162,900            7,238
      Covenant Transport, Inc. @@ + ..........          182,300            2,392
      Laidlaw International, Inc. ............          326,200            8,644
      Swift Transportation Co., Inc. @@ + ....           66,753            1,785
      Werner Enterprises, Inc. + .............           63,000            1,134
      YRC Worldwide, Inc. @@ + ...............          269,100           10,705
                                                                  --------------
                                                                          31,898
                                                                  --------------

   SEMICONDUCTOR EQUIPMENT - 0.08%
      GSI Group, Inc. @@ .....................          310,200            2,544
                                                                  --------------

   TRADING COMPANIES & DISTRIBUTORS - 0.08%
      MSC Industrial Direct Co., Inc. ........           36,100            1,488
      Mueller Water Products, Inc. @@ + ......           57,790              916
                                                                  --------------
                                                                           2,404
                                                                  --------------

   TRANSPORT-SERVICES - 0.21%
      Bristow Group, Inc. @@ + ...............          185,100            6,273
                                                                  --------------
      TOTAL INDUSTRIALS                                                  507,040
                                                                  --------------

INFORMATION TECHNOLOGY - 9.76%

   COMMUNICATIONS EQUIPMENT - 0.74%
      Andrew Corp. @@ ........................          174,900            1,478
      Carrier Access Corp. @@ + ..............           20,700              159

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      Comtech Telecommunications Corp. @@ + ..          146,800   $        4,075
      Emulex Corp. @@ ........................          329,300            4,903
      Foundry Networks, Inc. @@ ..............          476,900            4,941
      Plantronics, Inc. + ....................          103,700            1,614
      Symmetricom, Inc. @@ + .................          332,100            2,351
      Tekelec, Inc. @@ + .....................          260,800            2,684
                                                                  --------------
                                                                          22,205
                                                                  --------------

   COMPUTERS & PERIPHERALS - 0.57%
      Avid Technology, Inc. @@ + .............          109,700            3,866
      Electronics for Imaging, Inc. @@ .......          230,500            4,651
      Hutchinson Technology, Inc. @@ + .......          136,100            2,457
      Mercury Computer Systems, Inc. @@ + ....          464,600            6,244
                                                                  --------------
                                                                          17,218
                                                                  --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.75%
      Arrow Electronics, Inc. @@ .............          183,100            5,174
      Avnet, Inc. @@ + .......................          854,500           15,552
      Benchmark Electronics, Inc. @@ + .......          413,399           10,058
      Celestica, Inc. @@ + ...................          501,900            4,763
      CyberOptics Corp. @@ + .................            4,633               60
      Diebold, Inc. + ........................          310,000           12,524
      Global Imaging Systems, Inc. @@ + ......          103,600            4,380
      Ingram Micro, Inc. @@ ..................        1,487,000           26,216
      Littelfuse, Inc. @@ + ..................          337,200           11,391
      Mettler-Toledo International,
         Inc. @@ + ...........................           35,200            2,166
      PerkinElmer, Inc. + ....................          102,300            1,845
      Plexus Corp. @@ + ......................          312,600            7,790
      Vishay Intertechnology, Inc. @@ + ......          820,100           11,506
                                                                  --------------
                                                                         113,425
                                                                  --------------

   INTERNET SOFTWARE & SERVICES - 1.00%
      EarthLink, Inc. @@ + ...................        1,135,500            8,187
      Filenet Corp. @@ + .....................          134,500            4,280
      InfoSpace, Inc. @@ + ...................          124,600            2,749
      Netgear, Inc. @@ + .....................          172,695            3,341
      NIC, Inc. @@ + .........................          435,700            2,401
      United Online, Inc. + ..................          449,400            4,903
      WebEx Communications, Inc. @@ + ........          126,500            4,336
                                                                  --------------
                                                                          30,197
                                                                  --------------

   IT CONSULTING & SERVICES - 0.51%
      BearingPoint, Inc. @@ + ................          332,000            2,656
      Perot Systems Corp. @@ + ...............          360,700            4,804
      Phase Forward, Inc. @@ .................          357,600            3,994
      SI International, Inc. @@ + ............          107,100            2,922
      SYNNEX Corp. @@ + ......................           52,800            1,087
                                                                  --------------
                                                                          15,463
                                                                  --------------

   OFFICE ELECTRONICS - 0.35%
      IKON Office Solutions, Inc. + ..........          760,800           10,507
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.58%
      Actel Corp. @@ + .......................          170,200   $        2,308
      Cabot Microelectronics Corp. @@ + ......           72,900            2,171
      Cirrus Logic, Inc. @@ ..................          249,800            1,741
      FEI Co. @@ + ...........................          201,700            4,393
      Integrated Device Technology, Inc. @@ ..          104,800            1,621
      Omnivision Technologies, Inc. @@ + .....          120,185            2,284
      Photronics, Inc. @@ ....................          113,600            1,587
      Teradyne, Inc. @@ + ....................          110,500            1,452
                                                                  --------------
                                                                          17,557
                                                                  --------------

   SOFTWARE - 2.26%
      Agile Software Corp. @@ + ..............          245,700            1,442
      Entrust, Inc. @@ + .....................          465,535            1,327
      Epicor Software Corp. @@ + .............          218,200            2,557
      EPIQ Systems, Inc. @@ + ................          147,100            2,368
      Mentor Graphics Corp. @@ + .............        1,185,500           16,336
      Novell, Inc. @@ + ......................          448,700            2,912
      Omnicell, Inc. @@ ......................          253,000            4,124
      Progress Software Corp. @@ .............          164,000            3,711
      The Reynolds and Reynolds Co. + ........          432,200           15,296
      RSA Security, Inc. @@ ..................          419,200           11,562
      SafeNet, Inc. @@ + .....................          159,400            2,716
      Sybase, Inc. @@ ........................          190,200            4,004
                                                                          68,355
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                          294,927
                                                                  --------------

MATERIALS - 6.24%

   BASIC MATERIALS - 0.06%
      AMCOL International Corp. + ............           71,200            1,650
                                                                  --------------

   BLDG PROD-CEMENT/AGGREG - 0.03%
      Florida Rock Industries, Inc. + ........           25,600              974
                                                                  --------------

   CHEMICALS - 2.88%
      CF Industries Holdings, Inc. + .........          714,300           11,579
      Cytec Industries, Inc. .................          102,900            5,496
      FMC Corp. ..............................          196,400           12,116
      Georgia Gulf Corp. + ...................          153,900            3,918
      H.B. Fuller Co. + ......................          106,500            4,258
      Hercules, Inc. @@ ......................          392,700            5,458
      International Flavors & Fragrances,
         Inc. + ..............................           72,400            2,679
      Lubrizol Corp. .........................          453,300           19,388
      Olin Corp. + ...........................          451,800            7,242
      PolyOne Corp. @@ + .....................        1,687,500           14,091
      Tronox, Inc. + .........................           67,400              881
                                                                  --------------
                                                                          87,106
                                                                  --------------

   CONSTRUCTION MATERIALS - 0.13%
      Ameron Int'l Corp. .....................           69,800            3,932
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   CONTAINERS & PACKAGING - 0.29%
      AptarGroup, Inc. + .....................          140,100   $        7,215
      Silgan Holdings, Inc. + ................           38,958            1,442
                                                                  --------------
                                                                           8,657
                                                                  --------------

   METALS & MINING - 2.49%
      Alpha Natural Resources, Inc. @@ + .....          262,000            4,237
      Century Aluminum Co. @@ + ..............          420,200           12,972
      Compass Minerals International,
         Inc. + ..............................          103,200            2,756
      Foundation Coal Holdings, Inc. .........          298,300           11,377
      Gibraltar Industries, Inc. + ...........          517,900           14,310
      GrafTech Int'l, Ltd. @@ ................          590,400            3,170
      Metal Management, Inc. .................          107,100            3,050
      Quanex Corp. + .........................           90,150            3,272
      RTI International Metals, Inc. @@ + ....          100,000            4,608
      Worthington Industries, Inc. + .........          762,600           15,572
                                                                  --------------
                                                                          75,324
                                                                  --------------

   PAPER & FOREST PRODUCTS - 0.36%
      Glatfelter .............................          198,700            3,100
      Louisiana-Pacific Corp. ................          124,700            2,494
      Neenah Paper, Inc. + ...................           99,500            2,929
      Wausau Paper Corp. .....................          189,800            2,323
                                                                  --------------
                                                                          10,846
                                                                  --------------
   TOTAL MATERIALS                                                       188,489
                                                                  --------------

TELECOMMUNICATION SERVICES - 0.46%

   DIVERSIFIED TELECOMMUNICATION - 0.46%
      Cincinnati Bell, Inc. @@ ...............          589,700            2,364
      Commonwealth Telephone Enterprises,
         Inc. + ..............................          144,400            4,839
      Iowa Telecommunications Services,
         Inc. ................................          219,800            4,282
      Premiere Global Services, Inc. @@ + ....          343,400            2,517
                                                                  --------------
   TOTAL TELECOMMUNICATION SERVICES                                       14,002
                                                                  --------------

UTILITIES - 7.25%

   ELECTRIC UTILITIES - 3.98%
      Black Hills Corp. + ....................           37,700            1,351
      Cleco Corp. + ..........................          175,800            4,346
      Duquesne Light Holdings, Inc. + ........          567,300           11,045
      El Paso Electric Co. @@ ................          228,600            5,011
      Great Plains Energy, Inc. + ............          760,400           22,303
      Hawaiian Electric Industries, Inc. + ...           63,200            1,811
      Northeast Utilities ....................          147,000            3,293
      NSTAR + ................................          571,600           17,817
      OGE Energy Corp. .......................          399,000           15,102
      Otter Tail Corp. .......................           39,100            1,160
      Pike Electric Corp. @@ + ...............          157,200            2,831
      PNM Resources, Inc. ....................          232,500            6,233
      Puget Energy, Inc. .....................          412,900            9,171
      TECO Energy, Inc. ......................          100,000            1,594

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      WPS Resources Corp. + ..................          336,500   $       17,353
                                                                  --------------
                                                                         120,421
                                                                  --------------

   GAS UTILITIES - 3.02%
      AGL Resources, Inc. ....................          442,800           17,278
      Atmos Energy Corp. + ...................          720,700           20,735
      Energen Corp. ..........................           72,700            3,098
      The Laclede Group, Inc. + ..............          149,100            4,955
      National Fuel Gas Co. + ................          250,900            9,318
      New Jersey Resources Corp. + ...........          161,000            8,039
      Nicor, Inc. + ..........................            7,300              320
      Peoples Energy Corp. + .................          120,100            5,069
      South Jersey Industries, Inc. ..........           26,000              771
      Southern Union Co. .....................          224,548            6,094
      UGI Corp. ..............................          365,700            9,088
      WGL Holdings, Inc. + ...................          217,800            6,541
                                                                  --------------
                                                                          91,306
                                                                  --------------

   MULTI-UTILITIES - 0.25%
      Vectren Corp. + ........................          114,300            3,179
      Westar Energy, Inc. ....................          190,500            4,400
                                                                  --------------
                                                                           7,579
                                                                  --------------
   TOTAL UTILITIES                                                       219,306
                                                                  --------------
   TOTAL COMMON STOCKS                                                 2,879,083
                                                                  --------------

SHORT TERM INVESTMENTS - 4.93%
      American Beacon Money Market Select
         Fund ++ .............................      135,041,058          135,041

                                                   PAR AMOUNT
                                                 --------------
      United States Treasury Bill, 4.80%, Due
         9/7/2006 # ..........................   $       14,055           13,987
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS                                          149,028
                                                                  --------------

                                                     SHARES
                                                 --------------
SECURITIES LENDING COLLATERAL - 24.70%
      American Beacon Enhanced Cash
         Trust ++ ............................      494,307,008          494,307
      American Beacon Money Market Select
         Fund ++ .............................      252,464,092          252,464
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                   746,771
                                                                  --------------
TOTAL INVESTMENTS 124.86% - (COST $3,545,856)                          3,774,882

LIABILITIES, NET OF OTHER ASSETS - (24.86%)                             (751,550)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    3,023,332
                                                                  ==============

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At July 31, 2006, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                              NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                              CONTRACTS      DATE        VALUE    (DEPRECIATION)
                              ---------   ----------   --------   --------------
Emini Mini Russell ........       2,121    Sep 2006    $149,446      $(1,146)
                                                       ========      =======

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.80%

CONSUMER DISCRETIONARY - 14.08%

   HOTELS, RESTAURANTS & LEISURE - 1.93%
      Domino's Pizza, Inc. ...................              600   $           14
      Jack in the Box, Inc. @@ ...............              390               15
      Landry's Restaurants, Inc. + ...........              290                8
                                                                  --------------
                                                                              37
                                                                  --------------

   HOUSEHOLD DURABLES - 1.11%
      Ethan Allen Interiors, Inc. + ..........              300               11
      Stanley Furniture Co., Inc. ............              210                5
      Technical Olympic USA, Inc. ............              450                5
                                                                  --------------
                                                                              21
                                                                  --------------

   LEISURE EQUIPMENT & PRODUCTS - 0.80%
      MarineMax, Inc. @@ + ...................              490               11
      RC2 Corp. @@ ...........................              150                5
                                                                  --------------
                                                                              16
                                                                  --------------

   SPECIALTY RETAIL - 6.38%
      Charming Shoppes, Inc. @@ ..............            1,470               15
      Genesco, Inc. @@ .......................              460               12
      Group 1 Automotive, Inc. ...............              240               15
      The Men's Wearhouse, Inc. ..............              510               16
      Pacific Sunwear of California @@ + .....              400                7
      Tween Brands, Inc. @@ ..................              330               12
      United Auto Group, Inc. + ..............              940               20
      United Rentals, Inc. @@ + ..............              560               16
      Zale Corp. @@ + ........................              390               10
                                                                  --------------
                                                                             123
                                                                  --------------

   TEXTILES & APPAREL - 3.86%
      Brown Shoe Company, Inc. ...............              510               17
      Hartmarx Corp. @@ + ....................            1,480                9
      Movado Group, Inc. + ...................              660               15
      Perry Ellis International, Inc. @@ + ...              630               16
      Phillips-Van Heusen Corp. ..............              280               10
      Unifirst Corp. @@ ......................              240                7
                                                                  --------------
                                                                              74
                                                                  --------------
   TOTAL CONSUMER DISCRETIONARY                                              271
                                                                  --------------

CONSUMER STAPLES - 3.78%

   FOOD & DRUG RETAILING - 1.92%
      Casey's General Stores, Inc. ...........              540               12
      Ruddick Corp. ..........................              400               10
      Spartan Stores, Inc. ...................            1,000               15
                                                                  --------------
                                                                              37
                                                                  --------------
   FOOD PRODUCTS - 0.76%
      Central Garden and Pet Co. @@ + ........              370               15
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   PERSONAL PRODUCTS - 1.10%
      Chattem, Inc. @@ + .....................              190   $            6
      NBTY, Inc. @@ ..........................              500               15
                                                                  --------------
                                                                              21
                                                                  --------------
   TOTAL CONSUMER STAPLES                                                     73
                                                                  --------------

ENERGY - 4.70%

   ENERGY EQUIPMENT & SERVICES - 1.43%
      Oil States International, Inc. @@ ......              320               10
      Veritas DGC, Inc. @@ ...................              300               17
                                                                  --------------
                                                                              27
                                                                  --------------

   OIL & GAS - 3.27%
      Comstock Resources, Inc. @@ ............              410               12
      Energy Partners Ltd. @@ + ..............              420                8
      Giant Industries, Inc. @@ ..............              240               17
      The Houston Exploration Co. @@ .........              140                9
      Swift Energy Co. @@ ....................              360               17
                                                                  --------------
                                                                              63
                                                                  --------------
   TOTAL ENERGY                                                               90
                                                                  --------------

FINANCIALS - 33.89%

   BANKS - 12.58%
      Accredited Home Lenders Holding
         Co. @@ ..............................              400               18
      Bankunited Financial Corp. .............              410               12
      Central Pacific Financial Corp. ........              550               19
      Corus Bankshares, Inc. + ...............              800               19
      Cybertel Capital Corp. .................              450               18
      First Bancorp ..........................              570                5
      First Community Bancorp, Inc. ..........              260               14
      First Niagara Financial Group, Inc. ....              920               14
      First Republic Bank ....................              520               22
      FirstFed Financial Corp. @@ + ..........              440               25
      Hanmi Financial Corp. ..................              710               14
      Irwin Financial Corp. + ................              410                8
      Pacific Capital Bancorp ................              240                7
      Provident Bankshares Corp. .............              420               15
      Sterling Bancshares, Inc. ..............              450                9
      Sterling Financial Corp. ...............              210                7
      TierOne Corp. ..........................              490               17
                                                                  --------------
                                                                             243
                                                                  --------------

   DIVERSIFIED FINANCIALS - 4.16%
      Advanta Corp., Class A Shares ..........              330               11
      Advanta Corp., Class B Shares ..........              160                6
      Cash America International, Inc. .......              390               13
      CompuCredit Corp. @@ + .................              510               17
      Investment Technology Group, Inc. @@ ...              330               16
      Ocwen Financial Corp. @@ + .............              380                5

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      World Acceptance Corp. @@ ..............              280   $           12
                                                                  --------------
                                                                              80
                                                                  --------------

   INSURANCE - 6.60%
      Argonaut Group, Inc. @@ ................              500               15
      Delphi Financial Group, Inc. ...........              630               24
      Harleysville Group, Inc. ...............              610               19
      LandAmerica Financial Group, Inc. + ....              190               12
      The Navigators Group, Inc. @@ ..........              210                9
      Ohio Casualty Corp. ....................              470               12
      SeaBright Insurance Holdings, Inc. @@ ..              490                6
      Stewart Information Services Corp. .....              360               13
      Triad Guaranty, Inc. @@ + ..............              200               10
      Universal American Financial Corp. @@ ..              580                7
                                                                  --------------
                                                                             127
                                                                  --------------

   REAL ESTATE - 10.55%
      Arbor Realty Trust, Inc. ...............              390               10
      Capital Trust, Inc. ....................              300               10
      CentraCore Properties Trust + ..........              180                5
      Entertainment Properties Trust .........              150                6
      Equity Inns, Inc. ......................              730               12
      Equity Lifestyle Properties, Inc. + ....              320               14
      FelCor Lodging Trust, Inc. .............            1,140               25
      Gramercy Capital Corp. .................              370                9
      Highland Hospitality Corp. .............              870               12
      Innkeepers USA Trust ...................              810               14
      Mid-America Apartment Communities,
         Inc. ................................              190               11
      Nationwide Health Properties, Inc. .....              380                9
      NorthStar Realty Finance Corp. .........            1,340               16
      PS Business Parks, Inc. ................              150                9
      RAIT Investment Trust + ................              650               18
      Redwood Trust, Inc. ....................              150                7
      Sunstone Hotel Investors, Inc. + .......              350               10
      Tanger Factory Outlet Centers, Inc. + ..              190                6
                                                                  --------------
                                                                             203
                                                                  --------------
   TOTAL FINANCIALS                                                          653
                                                                  --------------

HEALTH CARE - 4.30%

   HEALTH CARE EQUIPMENT & SUPPLIES - 0.68%
      STERIS Corp. ...........................              560               13
                                                                  --------------

   HEALTH CARE PROVIDERS & SERVICES - 2.88%
      Centene Corp. @@ .......................              590               10
      Gentiva Health Services, Inc. @@ .......              680               11
      MAXIMUS, Inc. ..........................              170                5
      Owens & Minor, Inc. ....................              460               14
      PSS World Medical, Inc. @@ .............              830               16
                                                                  --------------
                                                                              56
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   PHARMACEUTICALS - 0.74%
      Sciele Pharma, Inc. @@ + ...............              700   $           14
                                                                  --------------
   TOTAL HEALTH CARE                                                          83
                                                                  --------------

INDUSTRIALS - 11.49%

   BUILDING PRODUCTS - 3.35%
      Griffon Corp. @@ + .....................              810               18
      Lennox International, Inc. .............              510               12
      NCI Building Systems, Inc. @@ + ........              330               15
      Universal Forest Products, Inc. ........              280               14
      Watsco, Inc. + .........................              110                5
                                                                  --------------
                                                                              64
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES - 2.36%
      Consolidated Graphics, Inc. @@ .........              270               13
      eFunds Corp. @@ ........................              310                6
      Ennis, Inc. ............................              760               15
      United Stationers, Inc. @@ .............              220               11
                                                                  --------------
                                                                              45
                                                                  --------------

   ELECTRICAL EQUIPMENT - 1.98%
      Belden CDT, Inc. .......................              740               24
      Paxar Corp. @@ .........................              770               14
                                                                  --------------
                                                                              38
                                                                  --------------

   INDUSTRIAL - 0.86%
      Saia, Inc. @@ ..........................              590               17
                                                                  --------------

   MACHINERY - 2.34%
      Albany International Corp. .............              260                9
      Applied Industrial Technologies, Inc. ..              570               13
      Kennametal, Inc. .......................              420               23
                                                                  --------------
                                                                              45
                                                                  --------------

   RENTAL AUTO/EQUIPMENT - 0.60%
      Dollar Thrifty Automotive Group,
         Inc. @@ .............................              260               12
                                                                  --------------
   TOTAL INDUSTRIALS                                                         221
                                                                  --------------

INFORMATION TECHNOLOGY - 11.19%

   COMMUNICATIONS EQUIPMENT - 1.78%
      Black Box Corp. ........................              310               13
      CommScope, Inc. @@ .....................              690               21
                                                                  --------------
                                                                              34
                                                                  --------------

   COMPUTERS & PERIPHERALS - 0.89%
      Hutchinson Technology, Inc. @@ + .......              330                6
      Komag, Inc. @@ + .......................              290               11
                                                                  --------------
                                                                              17
                                                                  --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.65%
      Anixter International, Inc. + ..........              380               21
      Benchmark Electronics, Inc. @@ .........              585               14
      Checkpoint Systems, Inc. @@ ............              660               11

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
      CTS Corp. + ............................              880   $           13
      MTS Systems Corp. ......................              320               12
      Park Electrochemical Corp. .............              470               12
      Technitrol, Inc. .......................              300                7
                                                                  --------------
                                                                              90
                                                                  --------------

   IT CONSULTING & SERVICES - 2.61%
      Agilysys, Inc. .........................              730               11
      Bell Microproducts, Inc. @@ + ..........              640                3
      Ness Technologies, Inc. @@ + ...........              860                9
      ProQuest Co. @@ + ......................              410                5
      SYKES Enterprises, Inc. @@ .............            1,320               22
                                                                  --------------
                                                                              50
                                                                  --------------

   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.26%
      Advanced Energy Industries, Inc. @@ ....              950               12
      Photronics, Inc. @@ ....................              850               12
                                                                  --------------
                                                                              24
                                                                  --------------
   TOTAL INFORMATION TECHNOLOGY                                              215
                                                                  --------------

MATERIALS - 6.02%

   BASIC MATERIALS - 0.70%
      AMCOL International Corp. + ............              580               13
                                                                  --------------

   CHEMICALS - 0.42%
      H.B. Fuller Co. ........................              200                8
                                                                  --------------

   CONSTRUCTION MATERIALS - 0.67%
      Eagle Materials, Inc. ..................              360               13
                                                                  --------------

   CONTAINERS & PACKAGING - 1.75%
      Greif, Inc. ............................              120                8
      Jarden Corp. @@ + ......................              290                9
      Silgan Holdings, Inc. ..................              460               17
                                                                  --------------
                                                                              34
                                                                  --------------

   METALS & MINING - 2.48%
      Carpenter Technology Corp. .............              140               14
      Commercial Metals Co. ..................              680               15
      Quanex Corp. ...........................              510               19
                                                                  --------------
                                                                              48
                                                                  --------------
   TOTAL MATERIALS                                                           116
                                                                  --------------

TELECOMMUNICATION SERVICES - 1.70%

   DIVERSIFIED TELECOMMUNICATION - 1.70%
      General Communication, Inc. @@ .........            1,270               15
      Golden Telecom, Inc. + .................              200                5
      Premiere Global Services, Inc. @@ ......            1,720               13
                                                                  --------------
   TOTAL TELECOMMUNICATION SERVICES                                           33
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
UTILITIES - 4.65%

   ELECTRIC UTILITIES - 2.49%
      Black Hills Corp. + ....................              340   $           12
      Cleco Corp. + ..........................              460               11
      CMS Energy Corp. @@ ....................              560                8
      El Paso Electric Co. @@ ................              760               17
                                                                  --------------
                                                                              48
                                                                  --------------

   GAS UTILITIES - 2.16%
      Atmos Energy Corp. .....................              420               12
      South Jersey Industries, Inc. ..........              550               17
      Southwest Gas Corp. ....................              400               13
                                                                  --------------
                                                                              42
                                                                  --------------
   TOTAL UTILITIES                                                            90
                                                                  --------------
   TOTAL COMMON STOCKS                                                     1,845
                                                                  --------------

   SHORT TERM INVESTMENTS - 2.23%
      American Beacon Money Market Select
         Fund ++ .............................            8,636                9
      iShares Russell 2000 Value Index
         Fund + ..............................              480               34
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS                                               43
                                                                  --------------

SECURITIES LENDING COLLATERAL - 24.25%
      American Beacon Enhanced Cash
         Trust ++ ............................          309,223              309
      American Beacon Money Market Select
         Fund ++ .............................          157,933              158
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                       467
                                                                  --------------
TOTAL INVESTMENTS 122.28% - (COST $2,485)                                  2,355

LIABILITIES, NET OF OTHER ASSETS - (22.28%)                                 (429)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $        1,926
                                                                  ==============

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2006.

++   The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT            VALUE
                                                 --------------   --------------
                                                     (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 63.51%

BANKS - 14.47%
   Bank One Corp., 6.00%, Due 8/1/2008 .......   $        2,000   $        2,019
   Capital One Bank,
      6.70%, Due 5/15/2008 ...................            1,100            1,121
      4.25%, Due 12/1/2008 ...................            1,000              973
   Citigroup, Inc., 4.125%, Due 2/22/2010 ....            1,000              958
   Comerica Bank, 6.00%, Due 10/1/2008 .......            2,200            2,215
   FleetBoston Financial Corp., 3.85%, Due
      2/15/2008 ..............................            2,500            2,442
   Wachovia Corp., 6.40%, Due 4/1/2008 .......            2,500            2,541
                                                                  --------------
                                                                          12,269
                                                                  --------------

COMMUNICATIONS - 2.39%
   Comcast Cable Communications Holdings,
      Inc., 6.20%, Due 11/15/2008 ............            2,000            2,028
                                                                  --------------

ELECTRIC/GAS - 1.37%
   MidAmerican Energy Holdings Co., 3.50%, Due
       5/15/2008 .............................            1,200            1,158
                                                                  --------------

FINANCE - 25.37%
   The Bear Stearns Cos., Inc., 2.875%, Due
      7/2/2008 ...............................            2,000            1,908
   Countrywide Home Loans, Inc., 3.25%, Due
      5/21/2008 ..............................            2,000            1,924
   Credit Suisse USA, Inc., 4.70%, Due
      6/1/2009 ...............................            2,000            1,961
   EOP Operating LP, 7.75%, Due 11/15/2007 ...            1,000            1,025
   General Electric Capital Corp., 4.125%, Due
      3/4/2008 ...............................            3,000            2,940
   Goldman Sachs Group, Inc., 6.65%, Due
      5/15/2009 ..............................            1,000            1,031
   HSBC Bank USA NA, 3.875%, Due 9/15/2009 ...            2,000            1,909
   Lehman Brothers Holdings, Inc., 4.25%, Due
      1/27/2010 ..............................            1,000              960
   Metropolitan Life Global Funding I, 4.625%,
      Due 8/19/2010 ++ .......................            1,500            1,449
   Monumental Global Funding, 5.20%, Due
      1/30/2007 ++ ...........................            1,200            1,198
   National Westminster Bank PLC, 7.375%, Due
      10/1/2009 ..............................            1,000            1,055
   Simon Property Group LP, 6.375%, Due
      11/15/2007 .............................            2,000            2,008
   Washington Mutual, Inc., 8.25%, Due
      4/1/2010 ...............................            2,000            2,155
                                                                  --------------
                                                                          21,523
                                                                  --------------

INDUSTRIALS - 10.76%
   Bunge Limited Finance Corp., 4.375%, Due
      12/15/2008 .............................            1,000              970
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 ...................            1,000              959
   Cendant Corp., 6.875%, Due 8/15/2006 ......            2,140            2,141
   DaimlerChrysler NA Holding Corp., 4.75%,
      Due 1/15/2008 ..........................            2,050            2,020
   John Deere Capital Corp., 3.375%,
      Due 10/1/2007 ..........................            2,000            1,949
   Nissan Motor Acceptance Corp., 4.625%,
      Due 3/8/2010 ++ ........................              410              395
   Northrop Grumman Corp., 4.079%,
      Due 11/16/2006 .........................              700              697
                                                                  --------------
                                                                           9,131
                                                                  --------------

INSURANCE - 2.28%
   ASIF Global Financing, 3.90%, Due
      10/22/2008 ++ ..........................            2,000            1,936
                                                                  --------------

TELEPHONE - 6.87%
   AT&T Corp., 6.00%, Due 3/15/2009 + ........            2,000            2,020

                             See accompanying notes

AMERICAN BEACON SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                   PAR AMOUNT            VALUE
                                                 --------------   --------------
                                                     (DOLLARS IN THOUSANDS)
   Sprint Capital Corp., 6.00%, Due
      1/15/2007 ..............................   $        1,800   $        1,803
   Verizon Wireless Capital, LLC, 5.375%, Due
      12/15/2006 .............................            2,000            2,000
                                                                  --------------
                                                                           5,823
                                                                  --------------
   TOTAL CORPORATE OBLIGATIONS                                            53,868
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.98%
   Banc of America Commercial Mortgage, Inc.,
      2005-6, 5.001%, Due 9/10/2047 ..........              742              734
   Wachovia Bank Commercial Mortgage Trust,
      2006-C23 A1, 5.203%, Due 1/15/2045 .....              953              947
                                                                  --------------
   TOTAL NON-AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                          1,681
                                                                  --------------

ASSET-BACKED SECURITIES - 23.52%
   Banc of America Securities Auto Trust,
      2005-WF1, 4.08%, Due 4/18/2010 .........            3,000            2,931
   Capital Auto Receivables Asset Trust,
      2006-1 A4, 5.04%, Due 5/17/2010 ........              550              546
   Chase Manhattan Auto Owner Trust,
      2004-A A4, 2.83%, Due 9/15/2010 ........            2,000            1,946
      2006-A A4, 5.36%, Due 1/15/2013 ........            2,000            2,002
   Citibank Credit Card Issuance Trust,
      2004-A4, 3.20%, Due 8/24/2009 ..........            3,000            2,929
   DaimlerChrysler Auto Trust, 2004-C, 3.28%,
      Due 12/8/2009 ..........................            3,000            2,915
   HSBC Automotive Trust, 2005-1, 4.35%, Due
      6/18/2012 ..............................            2,000            1,952
   Nissan Auto Receivables Owner Trust,
      2004-A, 2.01%, Due 11/15/2007 ..........              227              226
   USAA Auto Owner Trust, 2004-1, 2.06%, Due
      4/15/2008 ..............................              478              475
   Volkswagen Auto Loan Enhanced Trust,
      2005-1, 4.86%, Due 4/20/2012 ...........            1,500            1,482
   Wells Fargo Financial Auto Owner Trust,
      2004-A, 2.67%, Due 8/16/2010 ...........            2,600            2,546
                                                                  --------------
   TOTAL ASSET-BACKED SECURITIES                                          19,950
                                                                  --------------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -
   5.70%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.96%
      Pool # 050952, 6.50%, Due 12/1/2008 ....              144              144
      Pool # 252448, 5.50%, Due 4/1/2009 .....              138              137
      Pool # 313430, 6.50%, Due 3/1/2012 .....              190              193
      Pool # 313522, 7.00%, Due 5/1/2012 .....              357              363
      Pool # 323223, 6.50%, Due 7/1/2013 .....              157              159
      Pool # 323980, 6.00%, Due 4/1/2014 .....              360              363
      Pool # 545038, 6.00%, Due 9/1/2014 .....              301              303
                                                                  --------------
                                                                           1,662
                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   3.74%
      2006-18 A, 4.968%, Due 9/15/2008 .......              990              977
      Pool # 351992, 6.00%, Due 12/15/2008 ...              337              337
      2006-9 A, 4.201%, Due 8/16/2026 ........            1,921            1,857
                                                                  --------------
                                                                           3,171
                                                                  --------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS                                                          4,833
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2006 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 5.27%
   American Beacon Money Market Select
      Fund # .................................        4,467,853   $        4,468
                                                                  --------------

SECURITIES LENDING COLLATERAL - 1.27%
   American Beacon Enhanced Cash Trust # .....          715,015              715
   American Beacon Money Market Select
      Fund # .................................          365,189              365
                                                                  --------------
   TOTAL SECURITIES LENDING COLLATERAL                                     1,080
                                                                  --------------
TOTAL INVESTMENTS - 101.25% (COST $88,258)                        $       85,880

LIABILITIES, NET OF OTHER ASSETS - (1.25%)                                (1,060)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $       84,820
                                                                  ==============

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at July 31, 2006.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,978 or 5.87% of net assets.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgement involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

     Securities Lending

          The funds may lend securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Portfolio in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of July 31, 2006, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                           955,566         117,494        (21,932)        95,562
Large Cap Value                  3,405,968         366,925        (76,520)       290,405
Large Cap Growth                    72,654           5,141         (3,084)         2,057
Mid-Cap Value                       53,882           2,651         (2,701)           (50)
Small Cap Value                  3,551,573         384,942       (161,633)       223,309
Small Cap Value Opportunity          2,485              61           (191)          (130)
International Equity             2,254,282         616,345        (58,465)       557,880
Emerging Markets                   122,689          31,720         (5,746)        25,974
High Yield Bond                    361,269           2,053         (6,919)        (4,866)
Enhanced Income                    123,302           2,559         (2,295)           264
Intermediate Bond                  116,322             104         (2,381)        (2,277)
Short-Term Bond                     88,258              18         (2,396)        (2,378)

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 26, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 26, 2006
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: September 26, 2006
      ------------------